Consolidated Schedule of Investments (unaudited) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 0.6%
522 Funding CLO Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.53%, 04/20/30	USD	500	$498,960
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.29%, 06/15/36		8,460	8,469,622
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34		2,796	2,796,288
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.55%, 07/20/34		1,260	1,259,031
Series 2020-5A, Class BR, (3 mo. LIBOR US + 1.70%), 1.85%, 07/20/34		1,752	1,752,088
AGL CLO 7 Ltd., Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 07/15/34(c)		1,530	1,530,000
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 1.98%, 10/15/29		373	373,287
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.58%, 04/25/31		375	375,354
Anchorage Capital Clo 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34		1,854	1,846,846
Anchorage Capital CLO 2018-10 Ltd., Series 2018- 10A, Class A2, (3 mo. LIBOR US + 1.50%), 1.63%, 10/15/31		250	250,023
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.09%), 1.22%, 01/28/31		250	250,121
Apidos CLO APID, Series 2015-7A, Class A2, (3 mo. LIBOR US + 1.50%), 1.63%, 04/20/31		500	499,125
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.68%, 07/16/31		400	400,003
Apidos CLO XXI, Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.06%, 07/18/27		132	132,414
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.73%, 04/15/33		250	250,191
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.73%, 07/15/30		250	248,292
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 1.19%, 05/15/36		5,700	5,701,888
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.59%, 04/22/31		250	250,000
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 07/15/34(c)		2,786	2,781,282
Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.63%, 10/15/30		250	249,389
ASSURANT CLO I Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.10%), 2.23%, 10/20/29		458	457,751
ASSURANT CLO Ltd., Series 2019-5A, Class A2, (3 mo. LIBOR US + 1.75%), 1.88%, 01/15/33		250	251,385
Atrium XII, Series 12A, Class BR, (3 mo. LIBOR US + 1.35%), 1.49%, 04/22/27		695	688,817
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.64%, 11/21/30.		600	596,027

Security		Par (000)	Value

Cayman Islands (continued)
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.73%, 07/19/31	USD	750	$746,169
Bain Capital Credit CLO 2020-2 Ltd., Series 2020- 2A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 07/19/34		2,425	2,425,000
Bain Capital Credit CLO Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 1.10%, 04/23/31		250	249,692
Battalion CLO Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.32%, 07/15/34		1,848	1,841,079
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.20%, 07/18/30		500	500,001
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.30%, 01/25/35		2,212	2,210,399
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.68%, 01/25/35		1,465	1,454,093
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 1.85%, 04/24/34		712	710,518
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.88%, 01/17/33		500	500,236
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.58%, 07/15/29		1,845	1,842,697
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.78%, 07/20/29		667	666,997
Benefit Street Partners CLO Ltd., Series 2015-VIBR, Class A, (3 mo. LIBOR US + 1.19%), 1.31%, 07/20/34		250	250,000
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/20/31		1,000	1,000,044
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.13%, 01/15/33		250	250,420
Birch Grove CLO Ltd., Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 0.13%, 06/15/31(c)		500	498,434
BlueMountain CLO 2013-2 Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.74%, 10/22/30		250	250,115
BlueMountain CLO Ltd., Series 2014-2A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.88%, 10/20/30		465	464,928
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.63%, 07/15/31		1,495	1,495,041
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.28%, 10/20/31		250	249,999
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 1.85%, 07/25/34		625	625,000
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class B, (3 mo. LIBOR US + 1.98%), 2.11%, 10/20/32		250	250,655

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Canyon Capital CLO Ltd.
Series 2016-1A, Class CR, (3 mo. LIBOR US + 1.90%), 2.03%, 07/15/31	USD	250	$248,845
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.23%, 04/15/32(d)		250	250,000
Series 2019-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 04/15/32(d)		300	300,000
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 01/15/34		250	249,999
Carlyle C17 CLO Ltd., (3 mo. LIBOR US + 1.03%), 1.16%, 04/30/31		250	249,457
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.10%, 04/17/31		748	747,727
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.48%, 04/20/29		892	892,214
CBAM Ltd.
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 1.23%, 07/20/31		250	249,744
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.03%, 02/12/30		450	450,004
Cedar Funding II CLO Ltd., Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/20/34		500	497,622
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.11%, 04/20/31		1,050	1,048,427
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.23%, 07/17/31		250	250,237
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.18%, 04/20/34		1,700	1,698,025
Cedar Funding VII Clo Ltd., Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.13%, 01/20/31		300	299,999
Cedar Funding XI Clo Ltd.
Series 2019-11A, Class A1R, (3 mo. LIBOR US + 1.05%), 1.18%, 05/29/32		250	249,550
Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.48%, 05/29/32		250	249,939
CIFC Funding 2020-I Ltd., Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 1.00%, 07/15/36(c)		2,475	2,475,000
CIFC Funding Ltd.
Series 2013-3RA, Class A1, (3 mo. LIBOR US + 0.98%), 1.11%, 04/24/31		450	450,102
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.73%, 04/27/31		450	448,893
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.33%, 10/17/31		250	250,028
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/19/29.		712	704,785
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.14%, 07/15/33(c)		1,831	1,823,229
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.67%, 07/15/33(c)		250	249,737

Security		Par (000)	Value

Cayman Islands (continued)
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 1.30%, 07/20/34(d)	USD	1,853	$1,854,853
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 10/15/30		250	250,039
Dryden 65 CLO Ltd., Class B, (3 mo. LIBOR US + 1.60%), 1.73%, 07/18/30		250	249,988
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 05/20/34		934	933,389
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.13%, 05/20/34		250	250,073
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/34(c)		485	484,686
Elevation CLO Ltd, Series 2017-7A, Class A, (3 mo. LIBOR US + 1.22%), 1.35%, 07/15/30		250	250,012
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/20/34		650	651,248
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/34		975	975,847
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.37%, 04/15/33		300	301,033
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.08%, 04/17/31		687	684,025
Flatiron CLO 19 Ltd., Series 2019-1A, Class A, (3 mo. LIBOR US + 1.32%), 1.48%, 11/16/32		500	500,488
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 1.26%, 07/19/34(d)		3,500	3,500,000
Fort Washington CLO Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 2.10%), 2.23%, 10/20/32		250	251,437
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3 mo. LIBOR US + 0.95%), 1.08%, 07/24/30		335	334,827
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.10%, 10/15/30		600	599,211
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 1.23%, 07/15/31		250	250,333
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.33%, 04/16/34(d)		1,009	1,011,373
Goldentree Loan Management US Clo 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.68%, 04/20/30		250	249,369
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 10/29/29		500	500,042
Goldentree Loan Opportunities XI Ltd., Series 2015- 11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.20%, 01/18/31		250	250,187
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. LIBOR US + 1.29%), 1.43%, 04/15/33		500	500,902

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Gulf Stream Meridian 4 Ltd.
Class A1, (3 mo. LIBOR US + 1.20%), 1.31%, 07/15/34	USD	4,573	$4,577,323
Class A2, (3 mo. LIBOR US + 1.85%), 1.96%, 07/15/34		500	497,776
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 1.90%, 07/15/34		350	348,442
HPS Loan Management 10-2016 Ltd., Series 10A- 16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(d)		1,854	1,854,403
HPS Loan Management 6-2015 Ltd., Series 6A- 2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.18%, 02/05/31		497	496,877
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.28%, 04/20/32		442	444,258
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.47%, 04/15/33		250	250,436
Kayne CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.33%, 04/17/33		250	250,976
Kayne CLO 8 Ltd., Series 2020-8A, Class A1, (3 mo. LIBOR US + 1.70%), 1.83%, 07/15/31		500	501,087
Kayne CLO III Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.68%, 04/15/32(d)		250	250,125
KKR Clo 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/15/34		500	498,001
KVK CLO 2018-1 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.93%), 1.09%, 05/20/29		148	148,402
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.15%, 04/20/31		250	249,399
LoanCore 2021-CRE5 Issuer Ltd., Series 2021- CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.39%, 07/15/36		4,520	4,524,552
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34		1,848	1,852,844
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 1.88%, 04/15/29		500	500,206
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.04%, 07/23/29		2,467	2,464,032
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 07/15/34(c)		1,250	1,248,516
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.78%, 04/25/29		712	711,998
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 07/29/30		461	461,476
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class A1A, (3 mo. LIBOR US + 1.03%), 1.16%, 04/20/30		250	249,932
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 1.84%, 01/23/31		250	250,005

Security		Par (000)	Value

Cayman Islands (continued)
Madison Park Funding XXXVI Ltd., Series 2019- 36A, Class B1, (3 mo. LIBOR US + 1.85%), 1.98%, 01/15/33	USD	1,481	$1,482,297
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 07/17/34		1,302	1,300,441
Mariner CLO 2016-3 LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.13%, 07/23/29.		250	249,202
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.64%, 07/23/29(d)		500	500,000
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 1.19%, 07/16/36		2,970	2,974,048
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.73%, 10/20/30		250	249,577
Neuberger Berman CLO Ltd.
(3 mo. LIBOR US + 1.03%), 1.16%, 01/28/30		250	249,787
(3 mo. LIBOR US + 1.65%), 1.79%, 07/15/34		250	250,244
Neuberger Berman CLO XVI-S Ltd., Series 2017- 16SA, Class AR, (3 mo. LIBOR US + 1.04%), 1.17%, 04/15/34(d)		2,990	2,992,691
Neuberger Berman CLO XXII Ltd., Series 2016- 22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 10/17/30		250	250,007
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 1.58%, 07/20/31		333	331,936
Neuberger Berman Loan Advisers Clo 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/16/35		1,260	1,254,935
Ocean Trails CLO VI
Series 2016-6A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.58%, 07/15/28.		800	798,517
Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.38%, 07/15/28.		700	700,252
OCP CLO 2014-5 Ltd., Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.53%, 04/26/31		450	445,605
OCP CLO 2014-7 Ltd., Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.78%, 07/20/29		250	250,008
OCP CLO 2020-18 Ltd., Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.22%, 07/20/32		250	250,102
OCP CLO Ltd.
Series 2016-11A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.88%, 10/26/30		500	500,069
Series 2017-13A, Class A2A, (3 mo. LIBOR US + 1.80%), 1.93%, 07/15/30		1,146	1,146,280
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.09%, 04/16/31		711	710,412
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.31%, 01/24/33		250	250,267
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.71%, 07/25/30		250	250,000

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class A, (3 mo. LIBOR US + 1.65%), 1.78%, 07/15/33	USD	2,750	$2,750,228
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 07/15/33		800	800,071
Octagon Investment Partners 48 Ltd., Series 2020- 3A, Class C, (3 mo. LIBOR US + 2.55%), 2.68%, 10/20/31		850	851,150
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.48%, 07/19/30		487	487,156
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.13%, 01/25/31		500	500,001
Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 1.23%, 01/25/31		300	300,003
OHA Credit Funding 3 Ltd.(c)
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.22%, 07/02/35.		713	710,153
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.79%, 07/02/35		937	932,221
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.38%, 10/19/32		350	350,122
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.73%, 01/20/33		250	249,999
Palmer Square CLO 2015-1 Ltd., Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.82%, 05/21/34(d)		500	500,450
Palmer Square CLO Ltd.
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.25%, 05/21/34		6,003	5,981,351
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.16%, 04/18/31		250	250,125
Series 2018-3A, Class B, (3 mo. LIBOR US + 1.90%), 2.06%, 08/15/26		930	929,857
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.61%, 11/15/26		625	625,039
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.53%, 01/20/27		1,296	1,296,518
Park Avenue Institutional Advisers CLO Ltd.
Class A1R, (3 mo. LIBOR US + 1.20%), 1.35%, 08/23/31		500	499,999
Class A2R, (3 mo. LIBOR US + 1.55%), 1.70%, 02/14/34		500	496,542
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.16%, 05/15/32		250	250,034
Pikes Peak CLO 1, Class A, (3 mo. LIBOR US + 1.18%), 1.31%, 07/24/31		555	555,377
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 1.32%, 07/20/34(d)		600	600,000
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.20%, 02/20/30		346	345,664
Recette Clo Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.59%, 04/20/34		250	246,541
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 1.28%, 06/20/34		450	448,353

Security		Par (000)	Value

Cayman Islands (continued)
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 1.58%, 01/15/34	USD	350	$349,379
Rockford Tower CLO 2017-1 Ltd., Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/34		500	499,989
Rockford Tower CLO Ltd.
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.63%, 10/15/29		500	500,123
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31		250	250,000
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.25%, 07/20/34(d)		2,519	2,526,373
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 07/25/31		250	250,001
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.16%, 04/20/31		247	247,359
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 1.23%, 07/15/35(d)		1,261	1,261,000
RR 11 Ltd., Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.23%, 10/15/31		875	876,287
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.24%, 04/25/31		300	299,364
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.40%, 04/20/33		250	250,810
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/33		300	299,005
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 1.22%, 07/20/34(c)		1,854	1,846,774
Sixth Street CLO XVI Ltd., Series 2020-16A, Class B, (3 mo. LIBOR US + 1.85%), 1.98%, 10/20/32		710	710,599
Sound Point Clo XV Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.64%, 01/23/29		250	249,564
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.41%, 01/25/32		1,686	1,687,717
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 10/15/31		250	250,061
TCI-Symphony CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 07/15/30		250	249,694
TCW CLO AMR Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 1.68%), 1.83%, 02/15/29		711	709,289
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.25%, 01/15/34		500	499,164
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.63%, 01/15/34		500	492,881
TICP CLO VIII Ltd., Class B, (3 mo. LIBOR US + 2.15%), 2.28%, 10/20/30		250	250,026
TICP CLO XII Ltd., Class 12A, (3 mo. LIBOR US + 1.65%), 1.78%, 01/15/31		1,120	1,117,882
TICP CLO XIV Ltd.
Series 2019-14A, Class A1A, (3 mo. LIBOR US + 1.34%), 1.47%, 10/20/32		500	500,445
Series 2019-14A, Class A1B, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/32		500	501,748

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
TRESTLES CLO III Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.46%, 01/20/33	USD	2,489	$2,491,553
TRESTLES CLO Ltd., Class A1R, (3 mo. LIBOR US + 0.99%), 1.12%, 04/25/32		600	599,982
Trimaran Cavu Ltd., Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 07/20/32		500	502,263
Trinitas CLO XI Ltd., Series 2019-11A, Class C, (3 mo. LIBOR US + 3.15%), 3.28%, 07/15/32		1,116	1,118,321
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.13%, 01/25/34		473	473,980
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.13%, 01/25/34		1,023	1,027,710
Tryon Park CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.63%, 04/15/29		431	430,647
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.28%, 10/18/31		249	249,139
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(d)		250	250,000
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 1.58%, 10/15/30		250	249,673
Whitebox Clo II Ltd., Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.88%, 10/24/31		1,285	1,288,393
York CLO 3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 10/20/29		2,025	2,027,385
York CLO 6 Ltd., Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.35%), 1.49%, 07/22/32		3,122	3,123,880

			171,039,783

Ireland — 0.0%
Aqueduct European CLO DAC(a)
Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(b)	EUR	475	564,125
Series 2019-4X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32		593	704,265
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(a)		134	158,047
Avoca CLO XVII Designated Activity Co.(a)
Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(b)		500	595,020
Series 17X, Class AR, (3 mo. EURIBOR + 0.96%), 0.96%, 10/15/32		406	482,385
Cairn CLO XII DAC, Series 2020-12A, Class B, (3 mo. EURIBOR + 2.30%), 2.30%, 04/15/33(a)(b)(d)		460	548,005
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(a)		593	705,177
Harvest CLO XVIII DAC, Series 18X, Class B, 1.20%, 10/15/30		662	781,352
Holland Park CLO DAC, Series 1X, Class A1RR, (3 mo. EURIBOR + 0.92%), 0.92%, 11/14/32(a)		390	463,285
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 08/15/32(a)		593	704,058
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class B1, (3 mo. EURIBOR + 1.55%), 1.55%, 02/21/30(a)		460	544,704
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, 1.20%, 01/20/32		456	538,238
OCP Euro CLO DAC, Series 2017-2X, Class B, 1.35%, 01/15/32		456	540,909

Security		Par (000)	Value

Ireland (continued)
Prodigy Finance CM2021-1 DAC(a)(b)
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 2.66%, 07/25/51	USD	1,900	$1,907,107
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.75%, 07/25/51		1,100	1,107,038
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 5.90%, 07/25/51		720	721,878
Rockford Tower Europe CLO DAC, Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(a)	EUR	593	704,769
Sound Point Euro CLO II Funding DAC, Series 2X, Class A, (3 mo. EURIBOR + 1.11%), 1.11%, 10/26/32(a)		460	546,524

			12,316,886

United States — 1.8%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.45%, 05/25/36(a)	USD	2,916	2,864,826
AIMCO CLO, Series 2018-AA, Class B, (3 mo. LIBOR US + 1.40%), 1.53%, 04/17/31(a)(b)		466	463,555
Ajax Mortgage Loan Trust 2021-E(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		30,013	30,010,142
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	3,303,896
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	2,183,421
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	1,331,839
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.78%, 01/15/28(a)(b)		459	459,326
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.18%, 01/28/31		250	249,734
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.18%, 01/28/31		250	250,122
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/15/31(a)(b)		550	549,987
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.14%, 04/20/31(a)(b)		1,770	1,769,712
Bankers Healthcare Group Securitization Trust 2020-A, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	773,152
Battalion CLO 18 Ltd.(a)(b)
Series 2020-18A, Class A1, (3 mo. LIBOR US + 1.80%), 1.93%, 10/15/32		787	789,140
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 2.43%, 10/15/32		787	788,816
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/33(b)		4,514	4,622,306
BHG Securitization Trust 2021-A(b)
Series 2021-A, Class B, 2.79%, 11/17/33		510	517,354
Series 2021-A, Class C, 3.69%, 11/17/33		230	234,411
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)		5,560	5,601,554
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.68%, 04/15/30(a)(b)		1,143	1,137,356
CIFC Funding Ltd.(a)(b)
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/30		637	637,047
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.13%, 04/18/31		1,568	1,568,426

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.43%, 07/15/32	USD	2,475	$2,478,530
Clear Creek CLO, Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 10/20/30(a)(b)		313	313,336
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		230	233,127
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.53%, 04/17/30(a)(b)		1,148	1,143,255
Elmwood CLO V Ltd.(a)(b)
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.88%, 07/24/31		2,750	2,750,378
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 07/24/31		375	375,044
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.31%, 04/16/28(a)(b)		1,160	1,161,740
Goldentree Loan Management US Clo 6 Ltd., Series 2019-6A, Class B1, (3 mo. LIBOR US + 1.90%), 2.03%, 01/20/33(a)(b)		924	924,504
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		15,560	15,655,105
Gracie Point International Funding(a)(b)(d)
Class B, (1 mo. LIBOR US + 1.40%), 1.50%, 11/01/23		1,240	1,240,000
Class C, (1 mo. LIBOR US + 2.40%), 2.50%, 11/01/23		1,640	1,640,000
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.50%, 04/15/33(a)(b)		4,718	4,727,048
Lendmark Funding Trust(b)
Series 2021-1A, Class A, 1.90%, 11/20/31		11,350	11,559,221
Series 2021-1A, Class B, 2.47%, 11/20/31		2,920	2,982,004
Series 2021-1A, Class C, 3.41%, 11/20/31		2,220	2,272,632
Series 2021-1A, Class D, 5.05%, 11/20/31		1,900	1,957,755
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		4,591	4,821,095
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.63%, 04/19/30(a)(b)		900	895,356
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(b)		5,860	6,006,552
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 03/20/26(b)		20,710	20,794,304
Mosaic Solar Loans LLC(b)
Series 2017-2A, Class A, 3.82%, 06/22/43		1,390	1,483,675
Series 2021-2A, Class A, 1.64%, 04/22/47		9,665	9,704,250
Series 2021-2A, Class B, 2.09%, 04/22/47		3,862	3,864,705
Navient Private Education Refi Loan Trust(b)
Series 2019-A, Class A2A, 3.42%, 01/15/43		1,347	1,381,297
Series 2021-DA, Class A, (Prime - 1.99%), 1.26%, 04/15/60(a)		18,203	17,862,898
Series 2021-DA, Class C, 3.48%, 04/15/60(d)		7,450	7,450,000
Series 2021-DA, Class D, 4.00%, 04/15/60(d)		2,370	2,303,640
Navient Private Education Refi Loan Trust 2021-D, Series 2021-DA, Class B, 2.61%, 04/15/60(b)(d)		2,900	2,900,000
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 0.88%, 04/20/62(a)		29,358	29,445,072

Security		Par (000)	Value

United States (continued)
Nelnet Student Loan Trust(b) (continued)
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 1.11%, 04/20/62(a)	USD	12,750	$12,787,510
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	6,126,896
Series 2021-BA, Class AFX, 1.42%, 04/20/62		22,810	22,952,184
Series 2021-BA, Class B, 2.68%, 04/20/62		23,030	23,516,801
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	6,558,343
Series 2021-BA, Class D, 4.75%, 04/20/62		1,880	1,909,839
Nelnet Student Loan Trust 2021-A(b)
Series 2021-A, Class B2, 2.85%, 04/20/62		24,290	25,127,412
Series 2021-A, Class C, 3.75%, 04/20/62		14,080	14,390,622
OCP CLO Ltd., Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.63%, 07/20/31(a)(b)		450	450,309
OneMain Financial Issuance Trust 2021-1(b)
Series 2021-1A, Class C, 2.22%, 06/16/36		550	557,367
Series 2021-1A, Class D, 2.47%, 06/16/36		1,160	1,181,076
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 05/08/31(b)		7,060	7,065,030
Oportun Issuance Trust 2021-B(b)
Series 2021-B, Class B, 1.96%, 05/08/31		1,340	1,348,530
Series 2021-B, Class C, 3.65%, 05/08/31		630	634,295
Pagaya AI Debt Selection Trust 2021-2, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)(d)		15,958	16,197,613
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.73%, 04/20/27		1,663	1,662,939
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.76%, 08/20/27		500	500,138
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3 mo. LIBOR US + 1.80%), 1.95%, 08/23/31(a)(b)		610	610,552
Progress Residential 2021-SFR3, Series 2021- SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,785,866
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.22%, 01/15/30(a)(b)		890	889,046
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3 mo. LIBOR US + 0.98%), 1.11%, 04/20/29(a)(b)		498	496,511
SLM Private Credit Student Loan Trust(a)
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.45%, 06/15/39.		15,635	15,331,315
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.41%, 06/15/39.		6,673	6,490,005
Series 2007-A, Class A4A, (3 mo. LIBOR US + 0.24%), 0.36%, 12/16/41.		5,942	5,800,365
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.84%, 10/15/41(a)(b)		16,108	18,022,655
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		4,911	5,154,150
Series 2020-B, Class B, 2.76%, 07/15/53		3,800	3,880,831
Series 2021-A, Class B, 2.31%, 01/15/53		5,870	6,008,912
Series 2021-A, Class C, 2.99%, 01/15/53		14,420	14,606,422
Series 2021-A, Class D1, 3.86%, 01/15/53		7,740	7,764,326
Series 2021-A, Class D2, 3.86%, 01/15/53		4,220	4,264,219
Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/15/53(a)		14,350	14,349,999
Series 2021-C, Class C, 3.00%, 01/15/53(d)		1,240	1,240,000
Series 2021-C, Class D, 3.93%, 01/15/53(d)		590	590,000

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
SMB Private Education Loan Trust 2021-C, Series 2021-C, Class B, 2.30%, 01/15/53(b)	USD	1,490	$1,499,442
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 06/15/48(b)		2,789	2,894,791
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(b)		1,051	1,079,699
Upstart Pass-Through Trust Series(b)
Series 2021-ST4, Class A, 2.00%, 07/20/27(d)		1,772	1,772,784
Series 2021-ST5, Class A, 2.00%, 07/20/27		898	898,228
Whitebox Clo II Ltd., Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 10/24/31(a)(b)		700	702,643
York CLO 1 Ltd., Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.83%, 10/22/29(a)(b)		466	466,205

			480,998,515

Total Asset-Backed Securities — 2.4% (Cost: $656,425,199)			664,355,184

		Shares

Common Stocks

Argentina — 0.4%
MercadoLibre, Inc.(e)		72,781	114,171,555

Australia — 0.3%
Australia & New Zealand Banking Group Ltd.		30,573	622,423
BHP Group Ltd.		15,353	603,048
BHP Group PLC		791,993	25,641,831
Commonwealth Bank of Australia		10,336	757,712
CSL Ltd.		8,102	1,724,839
Fortescue Metals Group Ltd.		16,568	302,740
Goodman Group		30,240	502,957
Quintis HoldCo. Pty. Ltd., 10/01/20(d)(f)(g)		43,735,802	44,933,735
Rio Tinto Ltd.		16,261	1,593,740
Telstra Corp. Ltd.		269,992	752,042
Woodside Petroleum Ltd.		27,259	437,888

			77,872,955

Belgium — 0.0%
Anheuser-Busch InBev SA/NV		11,551	729,008
KBC Group NV		4,547	366,136

			1,095,144

Brazil — 0.1%
Ambev SA		155,223	495,927
B3 SA - Brasil Bolsa Balcao		1,018,948	2,983,527
Banco do Brasil SA		226,468	1,375,353
BB Seguridade Participacoes SA		166,129	681,645
Cia Siderurgica Nacional SA		51,787	464,848
Engie Brasil Energia SA		153,776	1,119,901
Magazine Luiza SA		1,251,396	4,949,601
Petroleo Brasileiro SA, ADR		117,221	1,250,748
Vale SA		31,291	653,427
Vale SA, ADR		1,058,373	22,247,000
WEG SA		58,400	400,415

			36,622,392

Canada — 1.0%
Alimentation Couche-Tard, Inc., Class B		10,412	419,701

Security	Shares	Value

Canada (continued)
Bank of Montreal	4,893	$484,476
Bank of Nova Scotia	13,142	820,269
Canadian National Railway Co.	9,657	1,049,297
Canadian Natural Resources Ltd.	30,729	1,014,037
CGI, Inc.(e)	5,885	535,339
Enbridge, Inc.	5,622,242	221,627,013
George Weston Ltd.	5,374	557,301
Imperial Oil Ltd.	11,005	301,500
Loblaw Cos. Ltd.	12,087	817,684
Lululemon Athletica, Inc.(e)	6,095	2,439,036
Manulife Financial Corp.	33,327	644,315
Nutrien Ltd.	28,007	1,665,245
Restaurant Brands International, Inc.	8,478	578,428
Shopify, Inc., Class A(e)	12,896	19,344,347
Sun Life Financial, Inc.	12,410	646,362
TC Energy Corp.	60,373	2,943,160
Thomson Reuters Corp.	9,467	1,003,156
Toronto-Dominion Bank	20,942	1,392,385

		258,283,051

Cayman Islands(e) — 0.3%
Diversey Holdings Ltd.	3,411,013	56,895,697
Hedosophia European Growth	1,041,660	9,131,591
Highland Transcend Partners I Corp.	803,176	8,071,919

		74,099,207

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	14,802	703,095

China — 2.4%
AAC Technologies Holdings, Inc.	709,500	4,258,496
Agricultural Bank of China Ltd., Class H	5,349,000	1,783,749
Aier Eye Hospital Group Co. Ltd., Class A	931,793	8,497,050
Alibaba Group Holding Ltd.(e)	1,397,400	34,128,351
Alibaba Group Holding Ltd., ADR(e)	339,679	66,301,944
Amoy Diagnostics Co. Ltd., Class A	320,150	4,080,265
Anhui Conch Cement Co. Ltd., Class H	58,000	277,408
Anhui Gujing Distillery Co. Ltd., Class B	17,800	241,004
Anta Sports Products Ltd.	828,000	18,026,678
Asymchem Laboratories Tianjin Co. Ltd., Class A	143,503	8,841,534
Autobio Diagnostics Co. Ltd., Class A	290,391	2,776,638
Autohome, Inc., ADR	40,864	1,851,139
Baidu, Inc., ADR(e)	5,654	927,313
Bank of China Ltd., Class H	2,394,000	831,892
Brilliance China Automotive Holdings Ltd.	252,000	175,645
BYD Co. Ltd., Class A	774,300	31,965,573
China CITIC Bank Corp. Ltd., Class H	543,000	243,006
China Construction Bank Corp., Class H	3,493,000	2,433,026
China Evergrande Group	193,000	130,580
China Feihe Ltd.(b)	353,000	678,646
China Galaxy Securities Co. Ltd., Class H	499,000	260,724
China Hongqiao Group Ltd.	890,500	1,180,662
China Life Insurance Co. Ltd., Class H	293,000	488,356
China Merchants Bank Co. Ltd., Class H	641,500	4,880,245
China National Building Material Co. Ltd., Class H	2,876,000	3,114,999
China Pacific Insurance Group Co. Ltd., Class H	71,600	201,627
China Petroleum & Chemical Corp., Class H	5,554,000	2,539,680
China Resources Cement Holdings Ltd.	904,000	746,830
China Tower Corp. Ltd., Class H(b)	3,620,000	480,224
Contemporary Amperex Technology Co. Ltd., Class A	729,000	62,480,011
COSCO SHIPPING Holdings Co. Ltd., Class A(e)	62,500	171,681

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
COSCO SHIPPING Holdings Co. Ltd., Class H(e)	334,400	$504,446
Dali Foods Group Co. Ltd.(b)	606,500	328,570
Dongfeng Motor Group Co. Ltd., Class H	1,236,000	1,096,443
Enn Energy Holdings Ltd.	266,500	5,561,399
Foshan Haitian Flavouring & Food Co. Ltd., Class A	270,100	4,796,948
Ganfeng Lithium Co. Ltd., Class H(b)	518,200	11,153,484
Glodon Co. Ltd., Class A	521,830	5,101,340
GoerTek, Inc., Class A	99,400	588,028
Guangdong Marubi Biotechnology Co. Ltd., Class A	305,800	1,820,517
Guangzhou Automobile Group Co. Ltd., Class H	520,000	450,724
Guangzhou Baiyun International Airport Co. Ltd., Class A	5,069,571	6,877,549
Haidilao International Holding Ltd.(b)	704,000	2,640,676
Haitong Securities Co. Ltd., Class H	349,600	288,120
Hangzhou Robam Appliances Co. Ltd., Class A	618,133	3,722,763
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	168,900	3,280,115
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,582,000	16,420,513
Hengan International Group Co. Ltd.	103,000	610,961
HengTen Networks Group Ltd.(e)	620,000	278,093
Hithink RoyalFlush Information Network Co. Ltd., Class A	36,200	520,291
Huaneng Power International, Inc., Class H	1,028,000	349,213
Huazhu Group Ltd., ADR(e)	67,583	3,039,883
Hundsun Technologies, Inc., Class A	796,299	6,877,353
Hygeia Healthcare Holdings Co. Ltd.(b)	392,800	3,919,837
Industrial & Commercial Bank of China Ltd., Class H	7,447,000	4,135,267
Intco Medical Technology Co. Ltd., Class A	31,200	564,517
Jafron Biomedical Co. Ltd., Class A	30,700	319,210
JD Health International, Inc.(b)(e)	2,374,900	25,548,643
JD.com, Inc., ADR(e)	19,538	1,384,853
Jiangsu Hengrui Medicine Co. Ltd., Class A	286,700	2,419,335
Jinxin Fertility Group Ltd.(b)	2,092,000	3,924,948
KINDSTAR GLBGENE CORNERSTONE, (Acquired 07/08/21, Cost: $9,526,086)(h)	7,490,500	7,356,134
Kingdee International Software Group Co. Ltd.(e)	4,961,000	15,494,119
Kingsoft Corp. Ltd.	1,132,800	5,300,633
Lenovo Group Ltd.	890,000	829,909
Li Auto, Inc., ADR(e)	1,037,079	34,628,068
Luzhou Laojiao Co. Ltd., Class A	7,700	204,580
Meituan, Class B(b)(e)	118,800	3,287,364
Microport Cardioflow Medtech Corp.(b)(e)	134,000	210,023
Ming Yuan Cloud Group Holdings Ltd.	1,028,000	3,844,135
NetEase, Inc., ADR	93,310	9,537,215
NIO, Inc., ADR(e)	28,552	1,275,703
PetroChina Co. Ltd., Class H	2,564,000	1,071,090
Pharmaron Beijing Co. Ltd., Class H(b)	31,700	695,193
PICC Property & Casualty Co. Ltd., Class H	1,274,000	1,029,157
Ping An Insurance Group Co. of China Ltd., Class A	447,300	3,720,941
Ping An Insurance Group Co. of China Ltd., Class H	202,500	1,772,045
Shanghai International Airport Co. Ltd., Class A	1,180,217	7,051,249
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,000	121,179
TAL Education Group, ADR(e)	53,137	322,542
Tencent Holdings Ltd.	1,511,700	91,167,826

Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.	724,000	$1,305,313
Topsports International Holdings Ltd.(b)	168,000	234,452
Venus MedTech Hangzhou, Inc., Class H(b)(e)	1,230,500	7,777,365
Venustech Group, Inc., Class A	1,034,688	5,080,498
Vipshop Holdings Ltd., ADR(e)	104,558	1,738,800
Want Want China Holdings Ltd.	6,083,000	4,106,063
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A	204,100	612,371
WuXi AppTec Co. Ltd., Class A	270,253	6,294,313
Wuxi Biologics Cayman, Inc.(b)(e)	861,806	13,163,440
Yifeng Pharmacy Chain Co. Ltd., Class A	544,856	4,117,519
Yihai International Holding Ltd.	1,053,000	6,351,803
Yonyou Network Technology Co. Ltd., Class A	1,506,909	8,366,680
Yum China Holdings, Inc.	166,072	10,328,018
ZTO Express Cayman, Inc., ADR	10,126	274,010

		642,188,765

Denmark — 0.3%
AP Moeller - Maersk A/S, Class A	1,385	3,702,665
AP Moeller - Maersk A/S, Class B	1,627	4,515,287
Carlsberg A/S, Class B	2,827	522,388
DSV Panalpina A/S	146,766	35,776,393
Genmab A/S(e)	31,084	14,049,310
Pandora A/S	126,160	16,319,679

		74,885,722

Finland — 0.2%
Kone Oyj, Class B	4,898	405,684
Neste Oyj	878,617	54,009,264

		54,414,948

France — 3.2%
Alstom SA(e)	2,509,601	104,089,067
Arkema SA	606,758	77,230,837
AXA SA	56,392	1,460,385
BNP Paribas SA	400,554	24,425,435
Cie de Saint-Gobain	888,564	63,512,998
Cie Generale des Etablissements Michelin SCA	8,729	1,425,815
Credit Agricole SA	49,910	695,921
Danone SA	1,512,183	111,226,335
Electricite de France SA	23,210	281,759
EssilorLuxottica SA	425,333	80,295,591
Faurecia SE	94	4,281
Kering SA	27,835	24,971,857
LVMH Moet Hennessy Louis Vuitton SE	126,538	101,314,801
Orange SA	107,576	1,197,228
Pernod Ricard SA	14,384	3,174,642
Safran SA	1,166,303	152,639,119
Sanofi	1,214,691	125,202,095
Sartorius Stedim Biotech	364	207,787
Schneider Electric SE	25,773	4,316,676
Societe Generale SA	134,548	3,940,332
TotalEnergies SE	17,193	749,730

		882,362,691

Germany — 3.7%
Adidas AG	369,127	133,975,889
Allianz SE, Registered Shares	678,240	168,585,603
Auto1 Group SE(b)(e)	929,251	45,481,868
BASF SE	5,248	412,380
Bayerische Motoren Werke AG	21,102	2,098,198
Continental AG, Class A(e)	8,508	1,155,770
Daimler AG, Registered Shares	1,649,484	147,198,997

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Bank AG, Registered Shares(e)	27,625	$348,248
Deutsche Boerse AG	19,321	3,223,978
Deutsche Post AG, Registered Shares	14,305	969,466
Deutsche Telekom AG, Registered Shares	6,675,299	138,540,140
Evonik Industries AG	10,468	363,974
Fresenius Medical Care AG & Co. KGaA	15,152	1,194,299
Fresenius SE & Co. KGaA	13,741	722,226
Infineon Technologies AG	752,846	28,769,355
Puma SE	552,629	67,790,662
SAP SE	4,511	647,379
Siemens AG, Registered Shares	1,175,362	183,395,272
Vantage Towers AG(e)	2,473,975	86,487,128

		1,011,360,832

Hong Kong — 0.5%
AIA Group Ltd.	9,207,600	110,175,938
China Resources Power Holdings Co. Ltd.	468,000	806,807
CLP Holdings Ltd.	488,000	5,031,973
Hang Lung Properties Ltd.	3,247,000	8,404,496
Hysan Development Co. Ltd.	750,000	2,953,231
Jardine Matheson Holdings Ltd.	117,000	6,960,989
Nine Dragons Paper Holdings Ltd.	496,000	625,847
SJM Holdings Ltd.(e)	2,960,000	2,669,680
Sun Art Retail Group Ltd.(e)	804,000	500,526

		138,129,487

India — 0.3%
HCL Technologies Ltd.	218,838	3,017,623
Indian Oil Corp. Ltd.	713,406	989,694
InterGlobe Aviation Ltd.(b)(e)	152,195	3,365,536
Petronet LNG Ltd.	741,866	2,177,255
Reliance Industries Ltd.	1,957,278	51,040,949
Tata Consultancy Services Ltd.	20,294	865,207
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(d)(h)	5,720	20,243,382

		81,699,646

Indonesia — 0.0%
Bank Central Asia Tbk PT	3,419,500	7,059,068

Ireland — 0.3%
Accenture PLC, Class A	6,005	1,907,668
Aptiv PLC(e)	412,717	68,861,832
Experian PLC	11,789	519,020
Medtronic PLC	25,616	3,363,637
Trane Technologies PLC	99,796	20,319,464

		94,971,621

Israel(e) — 0.3%
ION Acquisition Corp. 2 Ltd.	394,029	3,952,111
Playtika Holding Corp.	2,850,292	63,361,991
SimilarWeb Ltd.	191,157	4,583,945

		71,898,047

Italy — 1.5%
Assicurazioni Generali SpA	754,752	15,048,345
Atlantia SpA(e)	69,519	1,260,968
Banca Mediolanum SpA	137,206	1,350,361
Buzzi Unicem SpA	47,608	1,258,426
Enel SpA	21,757,875	200,510,291
Eni SpA	53,056	627,420
Ferrari NV	152,388	33,211,135
FinecoBank Banca Fineco SpA(e)	78,596	1,407,373
Intesa Sanpaolo SpA	57,641,659	159,237,738
Nexi SpA(b)(e)	70,559	1,511,746

Security	Shares	Value

Italy (continued)
Poste Italiane SpA(b)	97,579	$1,291,212
Prysmian SpA	40,486	1,451,559
Snam SpA	228,248	1,380,633

		419,547,207

Japan — 1.8%
Aisin Corp.	36,600	1,481,711
Asahi Kasei Corp.	48,800	532,160
Astellas Pharma, Inc.	127,050	2,023,573
Chugai Pharmaceutical Co. Ltd.	10,100	372,190
Daifuku Co. Ltd.	109,200	9,785,331
Daiichi Sankyo Co. Ltd.	49,400	978,332
Daikin Industries Ltd.	2,600	542,965
Disco Corp.	51,700	14,763,280
FANUC Corp.	96,000	21,500,884
Fast Retailing Co. Ltd.	800	542,562
GMO Payment Gateway, Inc.	72,600	9,332,541
Honda Motor Co. Ltd.	21,900	703,381
Hoya Corp.	737,817	104,157,263
Japan Post Bank Co. Ltd.	46,500	394,678
Kao Corp.	61,000	3,672,891
Keyence Corp.	71,000	39,547,177
Kirin Holdings Co. Ltd.	155,500	2,844,219
Kose Corp.	206,800	32,676,637
Kubota Corp.	18,300	382,680
Maeda Road Construction Co. Ltd.	80,100	1,529,556
Marubeni Corp.	47,300	402,590
Mitsubishi Electric Corp.	38,000	515,555
Mitsubishi Estate Co. Ltd.	565,000	8,863,108
Mitsubishi UFJ Financial Group, Inc.	106,200	561,020
Mizuho Financial Group, Inc.	150,100	2,144,870
NEC Corp.	65,600	3,327,037
Nexon Co. Ltd.	23,300	479,423
Nidec Corp.	9,000	1,010,192
Nintendo Co. Ltd.	3,200	1,645,129
Nippon Telegraph & Telephone Corp.	533,900	13,672,172
Nissan Motor Co. Ltd.(e)	132,600	769,589
Nomura Holdings, Inc.	464,800	2,327,524
Obic Co. Ltd.	1,700	298,781
Olympus Corp.	45,500	936,360
Ono Pharmaceutical Co. Ltd.	64,800	1,479,264
Oracle Corp. Japan	33,200	2,480,041
Oriental Land Co. Ltd.	146,400	20,056,852
Otsuka Holdings Co. Ltd.	5,600	222,595
Panasonic Corp.	93,400	1,127,811
Recruit Holdings Co. Ltd.	709,000	36,747,909
Shin-Etsu Chemical Co. Ltd.	565,040	92,174,490
Shiseido Co. Ltd.	6,200	414,381
Softbank Corp.	48,300	630,856
SoftBank Group Corp.	10,000	628,856
Sony Group Corp.	250,000	26,116,619
Sumitomo Corp.	8,400	114,155
Sumitomo Mitsui Financial Group, Inc.	11,700	394,396
Sumitomo Mitsui Trust Holdings, Inc.	31,700	1,040,580
Suzuki Motor Corp.	33,200	1,350,758
Takeda Pharmaceutical Co. Ltd.	31,500	1,048,525
Terumo Corp.	8,000	310,486
Tokyo Electron Ltd.	1,900	783,608
Toshiba Corp.	6,300	271,161
Toyota Motor Corp.	12,000	1,077,306
Z Holdings Corp.	1,213,700	6,074,786

		479,262,796

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Luxembourg — 0.1%
ArcelorMittal SA	500,198	$17,469,626

Mexico — 0.0%
Grupo Bimbo SAB de CV, Series A	371,649	856,578

Netherlands — 2.3%
Adyen NV(b)(e)	31,543	85,483,078
Akzo Nobel NV	687,417	84,914,712
ASML Holding NV	210,720	161,070,945
Heineken Holding NV	14,371	1,413,717
ING Groep NV	13,152,662	168,757,762
Koninklijke Ahold Delhaize NV	82,867	2,575,907
Koninklijke Philips NV	31,204	1,438,799
NXP Semiconductors NV	491,408	101,421,697
Prosus NV	17,972	1,603,433
Royal Dutch Shell PLC, A Shares	69,075	1,388,474
Royal Dutch Shell PLC, B Shares	40,393	798,132
Stellantis NV	38,514	738,564

		611,605,220

New Zealand — 0.0%
Xero Ltd.(e)	4,801	498,115

Norway — 0.0%
LINK Mobility Group Holding ASA(e)	742,585	2,740,119
Telenor ASA	61,113	1,061,053

		3,801,172

Poland — 0.0%
InPost SA(e)	646,184	12,670,383
KGHM Polska Miedz SA	6,696	338,087
Polski Koncern Naftowy ORLEN SA	37,835	716,766

		13,725,236

Portugal — 0.0%
Jeronimo Martins SGPS SA	278,896	5,682,181

Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	7,143	325,076

Singapore — 0.1%
DBS Group Holdings Ltd.	384,100	8,594,755
Sea Ltd., ADR(e)	50,683	13,996,617
United Overseas Bank Ltd.	437,700	8,462,308

		31,053,680

South Africa — 0.0%
Anglo American Platinum Ltd.	2,967	388,293
Impala Platinum Holdings Ltd.	81,581	1,470,615
Kumba Iron Ore Ltd.	28,574	1,515,974
MTN Group Ltd.(e)	65,140	467,883
Thungela Resources Ltd.(e)	1,917	5,939

		3,848,704

South Korea — 0.8%
Amorepacific Corp.	224,165	43,213,148
Hana Financial Group, Inc.	21,655	817,013
Kakao Corp.	387,777	49,641,243
KB Financial Group, Inc.	23,258	1,033,025
LG Chem Ltd.	62,932	46,223,782
LG Electronics, Inc.	2,265	310,258
Lotte Chemical Corp.	2,282	514,923
NCSoft Corp.	14,145	10,145,126
POSCO	20,914	6,651,837
Samsung Biologics Co. Ltd.(b)(e)	1,352	1,046,000
Samsung Electronics Co. Ltd.	25,767	1,760,824

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	3,825	$713,546
Samsung SDI Co. Ltd.	62,232	40,173,165
SK Holdings Co. Ltd.	5,409	1,262,364
SK Hynix, Inc.	6,185	605,488

		204,111,742

Spain — 0.4%
Cellnex Telecom SA(b)	1,760,088	114,786,959
Endesa SA	49,614	1,205,154
Iberdrola SA	74,551	897,228
Industria de Diseno Textil SA	16,280	552,158

		117,441,499

Sweden — 1.3%
Atlas Copco AB, A Shares	190,147	12,877,707
Atlas Copco AB, B Shares	8,256	469,422
Epiroc AB, Class A	545,184	12,699,857
EQT AB	9,083	437,820
H & M Hennes & Mauritz AB, B Shares(e)	97,399	2,036,293
Hexagon AB, B Shares	1,930,145	31,950,846
Sandvik AB	3,477,970	90,692,572
Svenska Handelsbanken AB, A Shares	83,141	936,941
Swedbank AB, A Shares	561,734	10,938,994
Volvo AB, B Shares	7,756,479	182,911,412

		345,951,864

Switzerland — 0.6%
ABB Ltd., Registered Shares	652,066	23,838,458
Alcon, Inc.	180,540	13,143,292
Cie Financiere Richemont SA, Class A, Registered Shares	152,078	19,461,298
Kuehne + Nagel International AG, Registered Shares	9,762	3,293,045
Lonza Group AG, Registered Shares	27,834	21,672,258
Nestle SA, Registered Shares	178,154	22,559,579
Novartis AG, Registered Shares	15,358	1,420,283
Partners Group Holding AG	728	1,243,689
Roche Holding AG	2,388	922,513
SGS SA, Registered Shares	196	634,388
Sika AG, Registered Shares	97,428	34,321,001
Straumann Holding AG, Registered Shares	12,872	23,864,923
Zurich Insurance Group AG	2,766	1,115,181

		167,489,908

Taiwan — 1.1%
ASE Technology Holding Co. Ltd.	103,000	453,235
Asustek Computer, Inc.	17,000	213,735
Cathay Financial Holding Co. Ltd.	2,811,000	5,471,085
China Steel Corp.	259,000	337,780
Chunghwa Telecom Co. Ltd.	1,438,000	5,933,853
Formosa Chemicals & Fibre Corp.	1,249,000	3,677,916
Formosa Plastics Corp.	1,108,000	3,963,388
Fubon Financial Holding Co. Ltd.	3,058,000	8,220,391
Hon Hai Precision Industry Co. Ltd.	1,584,760	6,262,528
MediaTek, Inc.	57,000	1,863,777
Nan Ya Plastics Corp.	1,516,000	4,731,223
Nanya Technology Corp.	167,000	434,481
Novatek Microelectronics Corp.	110,000	2,023,486
Taiwan Semiconductor Manufacturing Co. Ltd.	10,939,000	228,619,584
Uni-President Enterprises Corp.	2,070,000	5,428,850

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	302,000	$631,526
Yageo Corp.	464,000	9,357,325

		287,624,163

Thailand — 0.0%
Intouch Holdings PCL, Class F	2,781,700	5,458,877
Thai Beverage PCL	3,284,400	1,572,879

		7,031,756

United Arab Emirates(d) — 0.0%
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0), 01/24/17(h)	1,518,232	15
NMC Health PLC(e)	1,077,976	15

		30

United Kingdom — 3.2%
10x Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $24,142,699)(d)(h)	637,808	23,892,622
Alphawave IP Group PLC(e)	2,629,157	15,582,918
Anglo American PLC	510,152	22,606,857
AstraZeneca PLC	1,192,313	137,008,535
AstraZeneca PLC, ADR	3,109	177,959
Auto Trader Group PLC(b)(e)	1,250,682	11,331,378
Barclays PLC	360,000	870,869
Berkeley Group Holdings PLC	255,855	17,226,197
BP PLC	131,201	526,644
BP PLC, ADR	1,328,780	32,129,900
British American Tobacco PLC	19,054	708,664
Capri Holdings Ltd.(e)	536,202	30,193,535
Compass Group PLC(e)	3,250,303	68,678,522
Diageo PLC	102,671	5,091,071
Ferguson PLC	124,438	17,444,851
Genius Sports Ltd.(e)	442,909	7,582,602
GlaxoSmithKline PLC	140,049	2,765,104
IHS Markit Ltd.	4,976	581,396
Legal & General Group PLC	573,057	2,075,880
Linde plc	5,942	1,826,511
Lloyds Banking Group PLC	186,994,482	118,230,426
London Stock Exchange Group PLC	3,819	398,212
National Grid PLC	67,689	865,479
Natwest Group PLC	259,865	729,367
Reckitt Benckiser Group PLC	7,185	549,650
RELX PLC	40,828	1,200,110
Rio Tinto PLC	285,704	24,267,813
Spirax-Sarco Engineering PLC	66,452	13,845,188
THG PLC(e)	12,836,734	104,471,185
Unilever PLC	2,600,603	149,668,794
Vodafone Group PLC	28,854,014	46,395,859

		858,924,098

United States — 45.0%
Abbott Laboratories(i)	1,588,904	192,225,606
AbbVie, Inc.(i)	1,468,680	170,807,484
Adobe, Inc.(e)	7,210	4,481,952
Advance Auto Parts, Inc.	80,797	17,133,812
Advanced Micro Devices, Inc.(e)	13,603	1,444,503
Agilent Technologies, Inc.	23,340	3,576,388
Air Products & Chemicals, Inc.	457,344	133,100,824
Airbnb, Inc., Class A(e)	158,274	22,793,039
Alaska Air Group, Inc.(e)	95,953	5,568,153
Albemarle Corp.	258,754	53,313,674
Alight Group Inc., (Acquired 07/02/21, Cost: $7,812,790)(h)	781,279	7,163,955

Security	Shares	Value

United States (continued)
Align Technology, Inc.(e)	2,282	$1,587,816
Alnylam Pharmaceuticals, Inc.(e)	86,875	15,545,413
Alphabet, Inc., Class A(e)	4,116	11,090,685
Alphabet, Inc., Class C(e)	181,557	491,006,382
Altair Engineering, Inc., Class A(e)	315,599	22,016,186
AltC Acquisition Corp., Class A, Class A(e)	791,897	7,800,185
Amazon.com, Inc.(e)(i)	96,224	320,194,020
American Tower Corp.	690,550	195,287,540
American Water Works Co., Inc.	96,591	16,431,095
Ameriprise Financial, Inc.	2,079	535,467
Amgen, Inc.	69,878	16,878,332
Analog Devices, Inc.	1,683	281,768
Anthem, Inc.	262,111	100,653,245
Aon PLC, Class A	8,500	2,210,255
Apellis Pharmaceuticals, Inc.(e)	132,284	8,464,853
Apple, Inc.(i)	3,238,283	472,335,958
Applied Materials, Inc	785,814	109,958,953
Aramark	69,518	2,442,167
Astra Space Inc., (Acquired 06/30/21, Cost: $7,485,660)(h)	748,566	6,108,860
Atlassian Corp. PLC, Class A(e)	66,549	21,636,411
Autodesk, Inc.(e)	291,496	93,608,110
AutoZone, Inc.(e)	535	868,610
Bank of America Corp.(i)	5,983,326	229,520,385
Bank of New York Mellon Corp.	58,692	3,012,660
Bath & Body Works, Inc.	193,188	15,468,563
Baxter International, Inc.	223,060	17,253,691
Becton Dickinson and Co.	9,530	2,437,298
Berkshire Grey Inc., (Acquired 07/19/21, Cost: $2,707,070)(h)	270,707	2,483,350
Berkshire Hathaway, Inc., Class B(e)	94,458	26,286,717
Biogen, Inc.(e)	2,100	686,133
Blend Labs, Inc., Class A(e)	988,950	17,860,437
Booking Holdings, Inc.(e)	288	627,339
Boston Scientific Corp.(e)	4,370,237	199,282,807
Bright Horizons Family Solutions, Inc.(e)	29,696	4,439,552
Bristol-Myers Squibb Co.	1,807,810	122,696,065
Broadcom, Inc.	2,240	1,087,296
Brookfield Renewable Corp., Class A	6,424	272,593
Brown-Forman Corp., Class B	44,164	3,132,111
C3.AI, Inc., Class A(e)	244,413	12,306,195
Cadence Design Systems, Inc.(e)	108,732	16,054,280
California Resources Corp.(e)	464,157	13,047,453
Capital One Financial Corp.	1,269,053	205,205,870
Caresyntax, Inc. C 2(d)	39,141	6,741,254
Carrier Global Corp.	227,932	12,593,243
Cerner Corp.	43,326	3,482,977
Charles Schwab Corp.	2,259,105	153,506,185
Charter Communications, Inc., Class A(e)	157,637	117,289,810
Chubb Ltd.	266,330	44,940,524
Cigna Corp.	21,303	4,888,825
Citigroup, Inc.	85,244	5,764,199
CME Group, Inc.	81,779	17,347,779
Cognizant Technology Solutions Corp., Class A	31,382	2,307,518
Coinbase Global, Inc., Class A(e)	124,205	29,384,419
Comcast Corp., Class A	3,458,531	203,465,379
ConocoPhillips	3,192,736	178,984,780
Consolidated Edison, Inc.	12,591	928,838
Constellation Brands, Inc., Class A	15,514	3,480,411
Corteva, Inc.	62,532	2,675,119
Costco Wholesale Corp.	351,647	151,109,749

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Crowdstrike Holdings, Inc., Class A(e)	238,002	$60,359,687
Crown Castle International Corp.	15,276	2,949,643
Crown PropTech Acquisitions(e)	487,104	4,832,072
Crown Proptech Acquisitions Pvt Ltd.(d)	186,720	104,563
D.R. Horton, Inc.	1,253,683	119,638,969
Danaher Corp.	2,485	739,263
Danimer Scientific, Inc.(e)	142,774	2,381,470
Datadog, Inc., Class A(e)	76,638	8,483,827
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $26,559,000)(d)(h)(j)	26,559,000	28,931,781
Deere & Co.	84,341	30,496,862
Dell Technologies, Inc., Class C(e)	751,519	72,611,766
Delta Air Lines, Inc.(e)	375,099	14,966,450
Devon Energy Corp.	330,610	8,542,962
DexCom, Inc.(e)	2,302	1,186,704
Diamondback Energy, Inc	32,172	2,481,426
DocuSign, Inc.(e)	5,936	1,769,165
Dollar Tree, Inc.(e)	11,749	1,172,433
Doma Holdings Inc., (Acquired 07/28/21, Cost: $14,092,230)(h)	1,409,223	9,323,138
Dominion Energy, Inc.	8,694	650,920
DoubleVerify Holdings, Inc., Series A, (Acquired 11/18/20, Cost: $6,996,468), 11/18/20(h)	406,504	13,752,493
Dow, Inc.	17,594	1,093,643
Dynatrace, Inc.(e)	277,672	17,734,911
Eaton Corp. PLC	19,291	3,048,943
Ecolab, Inc.	9,324	2,059,019
Edison International	12,853	700,489
Edwards Lifesciences Corp.(e)	596,937	67,018,117
Electronic Arts, Inc.	19,487	2,805,349
Eli Lilly & Co.	1,830	445,605
Emerson Electric Co.	44,824	4,522,293
Energy Select Sector SPDR Fund	96,065	4,744,650
EOG Resources, Inc.	7,237	527,288
EPAM Systems, Inc.(e)	14,823	8,297,915
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725), 07/02/20(d)(h)	40,843	36,509,558
EQT Corp.(e)	5,908,552	108,658,271
Equinix, Inc.	769	630,895
Equity Residential	2,127	178,945
Estee Lauder Cos., Inc., Class A	32,028	10,691,907
Evgo Inc., (Acquired 07/01/21, Cost: $3,571,950)(h).	357,195	4,136,211
Expedia Group, Inc.(e)	65,858	10,594,576
Exxon Mobil Corp.	93,113	5,360,515
Facebook, Inc., Class A(e)(i)	333,111	118,687,449
FedEx Corp.	31,839	8,913,328
Fidelity National Information Services, Inc.	2,129	317,327
Fifth Wall Acquisition Corp. I, Class A(e)	985,687	12,222,519
Fiserv, Inc.(e)	12,078	1,390,299
Ford Motor Co.(e)	77,785	1,085,101
Fortinet, Inc.(e)	108,863	29,636,863
Fortive Corp.	2,190,638	159,171,757
Fortune Brands Home & Security, Inc.	133,595	13,021,505
FQT Private(d)	2,439,185	2,585,536
Freeport-McMoRan, Inc.(i)	4,021,162	153,206,272
Frontier Communications Parent, Inc.(e)	493,772	14,768,721
General Motors Co.(e)	8,765	498,203
Gilead Sciences, Inc.	6,733	459,797
Global Payments, Inc.	708,072	136,948,206
HCA Healthcare, Inc.	16,215	4,024,563

Security	Shares	Value

United States (continued)
Health Care Select Sector SPDR Fund	201,333	$26,606,156
Healthcare Merger Corp., (Acquired 10/30/20, Cost: $8,907,020), 10/30/20(h)	890,702	4,088,322
Hilton Worldwide Holdings, Inc.(e)	263,019	34,573,848
Home Depot, Inc.	449,889	147,649,071
HP, Inc.	120,364	3,474,909
Humana, Inc.	1,203	512,310
Hyzon Motors Inc., (Acquired 07/16/21, Cost: $2,608,060)(h)	260,806	1,703,543
IDEXX Laboratories, Inc.(e)	3,359	2,279,182
iHeartMedia, Inc., Class A(e)	10,778	278,611
Illinois Tool Works, Inc.	16,809	3,810,096
Illumina, Inc.(e)	14,506	7,191,350
Insulet Corp.(e)	16,101	4,503,289
Intel Corp.	254,875	13,691,885
Intercontinental Exchange, Inc.	3,341	400,352
International Flavors & Fragrances, Inc.	631,672	95,155,070
International Paper Co.	37,140	2,145,206
Intuit, Inc.	2,838	1,504,055
Intuitive Surgical, Inc.(e)	70,989	70,382,754
IQVIA Holdings, Inc.(e)	12,929	3,202,513
Israel Amplify Program Corp.(d)	354,360	1,541
Johnson & Johnson	1,649,250	284,000,850
Johnson Controls International plc	463,464	33,100,599
JPMorgan Chase & Co.	693,952	105,328,035
Khosla Ventures Acquisition Co.(e)	789,523	7,792,592
KLA Corp.	4,985	1,735,578
Kroger Co.	50,469	2,054,088
L3Harris Technologies, Inc.	206,161	46,744,945
Lam Research Corp.	3,688	2,350,768
Las Vegas Sands Corp.(e)	725,174	30,711,119
Latch Inc., (Acquired 06/04/21, Cost: $6,510,670)(h)	651,067	8,678,723
Liberty Broadband Corp., Class C(e)	5,092	903,779
Liberty Media Acquisition Corp.(e)	1,579,349	16,567,371
Liberty Media Corp. - Liberty SiriusXM, Class A(e)	937,215	43,758,568
Liberty Media Corp. - Liberty SiriusXM, Class C(e)	1,301,696	60,138,355
Lightning eMotors, Inc.	292,347	722,720
Lions Gate Entertainment Corp., Class A(e)	119,411	1,794,747
Live Nation Entertainment, Inc.(e)	169,841	13,398,756
Lockheed Martin Corp.	1,746	648,936
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652), 03/04/15(d)(h)	175,316	2,002,109
Lowe’s Cos., Inc.	599,614	115,539,622
Lucid Group Inc., (Acquired 07/23/21, Cost: $23,997,795)(h)	1,599,853	36,757,352
LyondellBasell Industries NV, Class A	3,667	364,243
ManpowerGroup, Inc.	74,516	8,836,107
Marathon Petroleum Corp.	8,202	452,914
Markforged Holding Corp., (Acquired 07/14/21, Cost: $2,348,120)(h)	234,812	2,421,663
Marqeta, Inc., Class A(e)	401,290	10,766,611
Marsh & McLennan Cos., Inc.	926,818	136,446,146
Masco Corp.	289,250	17,271,118
Masimo Corp.(e)	62,906	17,134,965
Mastercard, Inc., Class A	615,688	237,618,627
Matterport Inc., (Acquired 07/20/21, Cost: $5,024,330)(h)	502,433	7,525,400
McDonald’s Corp.	565,239	137,189,158
Medallia, Inc.(e)	1,041,058	35,260,634
Merck & Co., Inc.	27,183	2,089,557

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Micron Technology, Inc.(e)	1,439,116	$111,646,619
Microsoft Corp.	2,242,149	638,810,672
Moderna, Inc.(e)	33,442	11,825,091
MongoDB, Inc.(e)	44,650	16,025,778
Monster Beverage Corp.(e)	199,193	18,787,884
Morgan Stanley	1,338,221	128,442,452
Netflix, Inc.(e)	6,670	3,452,192
Nevro Corp.(e)	24,265	3,761,075
New Relic, Inc.(e)	149,299	10,313,575
Newmont Corp.	8,959	562,804
NextEra Energy, Inc.	2,639,731	205,635,045
NIKE, Inc., Class B	107,370	17,985,549
Northern Genesis Acquisition Corp. II(e)	379,710	3,918,607
Northern Trust Corp.	31,664	3,573,282
Northrop Grumman Corp.	1,027	372,822
NVIDIA Corp.(i)	556,952	108,600,070
Okta, Inc.(e)	85,322	21,141,938
Opendoor Technologies Inc.(e)	744,088	11,027,384
Oracle Corp.	6,042	526,500
O’Reilly Automotive, Inc.(e)	20,447	12,346,716
Organon & Co.(e)	6,863	199,096
Otis Worldwide Corp.	36,369	3,256,844
Ovintiv, Inc.	89,901	2,306,860
Palo Alto Networks, Inc.(e)	67,573	26,965,006
Parker-Hannifin Corp.	264,762	82,613,687
PayPal Holdings, Inc.(e)	465,143	128,160,851
Peloton Interactive, Inc., Class A(e)	662,010	78,150,281
Penn National Gaming, Inc.(e)	208,714	14,271,863
PepsiCo, Inc.	111,707	17,532,414
Pfizer, Inc.	27,827	1,191,274
Philip Morris International, Inc	10,444	1,045,340
Pinterest, Inc., Class A(e)	12,336	726,590
Playstudios Inc., (Acquired 06/17/21, Cost: $10,393,480)(h)	1,039,348	6,712,975
PNC Financial Services Group, Inc.	2,502	456,390
PPG Industries, Inc	631,773	103,307,521
Procter & Gamble Co.	6,319	898,751
Progressive Corp.	9,083	864,338
Prologis, Inc.	31,918	4,086,781
Proofpoint, Inc.(e)	50,352	8,794,480
PTC, Inc.(e)	683,490	92,578,721
Public Storage	1,241	387,788
PubMatic, Inc., Class A(e)	173,466	5,153,675
PVH Corp.(e)	189,792	19,856,039
Qualcomm, Inc.	110,337	16,528,483
Quest Diagnostics, Inc.	103,916	14,735,289
Ralph Lauren Corp.	73,354	8,327,146
Raytheon Technologies Corp.	9,103	791,506
Regeneron Pharmaceuticals, Inc.(e)	23,509	13,508,506
Reinvent Technology Partners Z(e)	616,968	6,015,438
RingCentral, Inc., Class A(e)	31,295	8,364,215
Robert Half International, Inc.	98,902	9,713,165
Rockwell Automation, Inc.	4,618	1,419,666
Ross Stores, Inc.	12,636	1,550,311
Rotor Acquisition Corp.(e)	174,690	1,841,233
Rotor Acqusition Ltd.(d)	93,752	489,385
S&P Global, Inc.	2,149	921,319
salesforce.com, Inc.(e)	774,927	187,478,089
SBA Communications Corp.	6,613	2,254,967
Schlumberger NV	31,304	902,494
Seagen, Inc.(e)	58,267	8,937,575

Security	Shares	Value

United States (continued)
SEM4 Holdings Lock up, (Acquired 07/22/21, Cost: $10,527,583)(h)	2,124,304	$22,810,634
Sema4 Holdings Corp., (Acquired 07/22/21, Cost: $9,298,300)(h)	929,830	10,162,174
Sempra Energy	1,109,491	144,954,999
Sensata Technologies Holding PLC(e)	78,622	4,608,822
ServiceNow, Inc.(e)	215,035	126,416,926
Sharecare Inc., (Acquired 07/01/21, Cost: $2,842,850)(h)	284,285	2,233,417
Sherwin-Williams Co.	4,144	1,206,028
Simon Property Group, Inc.	2,949	373,107
Snap, Inc., Class A(e)	10,819	805,150
Snorkel AI, Inc., Series B, (Acquired 06/30/21, Cost: $1,060,929)(d)(h)	70,636	1,060,953
Sonos, Inc.(e)	1,019,865	34,043,094
Southern Co.	14,549	929,245
SPDR Blackstone Senior Loan ETF	307,123	14,072,376
SPDR Euro Stoxx 50 ETF	87,685	4,123,826
Splunk, Inc.(e)	100,668	14,292,843
Square, Inc., Class A(e)	1,922	475,234
Stanley Black & Decker, Inc.	4,938	973,033
Starbucks Corp.	2,833	344,011
Starwood Property Trust, Inc.	507,876	13,220,012
State Street Corp.	9,960	867,914
Stryker Corp.	47,855	12,965,834
Sun Country Airlines Hodings, Inc., (Acquired 03/17/21, Cost: $21,728,687)(h)	963,151	30,901,616
Sunlight Financial Holdings Inc., (Acquired 07/09/21, Cost: $5,213,150)(h)	521,315	4,162,296
Sysco Corp.	12,494	927,055
Taboola.Com Ltd., (Acquired 06/30/21, Cost: $8,371,000)(h)	837,100	7,639,375
Target Corp.	3,492	911,587
TE Connectivity Ltd.	555,988	81,991,550
Thermo Fisher Scientific, Inc.	276,229	149,166,422
TJX Cos., Inc.	1,631,687	112,276,382
T-Mobile US, Inc.(e)	6,536	941,315
Toll Brothers, Inc.	404,653	23,983,783
TransDigm Group, Inc.(e)	44,484	28,518,248
Twilio, Inc., Class A(e)	62,244	23,253,736
Twitter, Inc.(e)	2,888	201,438
U.S. Bancorp	269,149	14,948,535
Uber Technologies, Inc.(e)	58,172	2,528,155
Ulta Beauty, Inc.(e)	24,817	8,333,549
Union Pacific Corp.	321,778	70,392,155
United Parcel Service, Inc., Class B	991,237	189,683,112
United Rentals, Inc.(e)	43,524	14,343,334
United States Steel Corp.	438,311	11,606,475
UnitedHealth Group, Inc.	672,827	277,352,746
Utilities Select Sector SPDR Fund	160,494	10,587,789
UWM Holdings Corp, (Acquired 01/20/21, Cost: $2,305,402), 01/20/21(h)	266,754	2,035,333
Vail Resorts, Inc.(e)	6,882	2,100,386
Valero Energy Corp.	1,337,193	89,551,815
VeriSign, Inc.(e)	74,277	16,071,315
Verisk Analytics, Inc.	77,591	14,737,635
Verizon Communications, Inc.	77,028	4,296,622
Vertex Pharmaceuticals, Inc.(e)	3,040	612,803
Vertiv Holdings Co., (Acquired 02/04/20, Cost: $51,266,950), 02/04/20(h)	5,126,695	143,752,528
VF Corp.	53,399	4,282,600

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Visa, Inc., Class A		7,562	$1,863,201
VMware, Inc., Class A(e)		752,619	115,707,645
Vulcan Materials Co.		701,448	126,253,626
Walmart, Inc.		540,355	77,027,605
Walt Disney Co.(e)		1,251,465	220,282,869
Waste Connections, Inc.		4,761	603,171
WEC Energy Group, Inc.		5,124	482,373
Wells Fargo & Co.		324,603	14,912,262
Western Digital Corp.(e)		248,656	16,145,234
Weyerhaeuser Co.		413,585	13,950,222
Williams-Sonoma, Inc.		34,450	5,226,065
Willis Towers Watson PLC		2,926	602,990
Workday, Inc., Class A(e)		64,550	15,130,520
Wynn Resorts Ltd.(e)		332,881	32,732,189
Xilinx, Inc.		82,363	12,341,272
Zimmer Biomet Holdings, Inc.		71,812	11,735,517
Zoetis, Inc.		92,486	18,746,912
Zoom Video Communications, Inc., Class A(e)		8,292	3,135,205
Zscaler, Inc.(e)		119,311	28,146,658

			12,224,045,728

Total Common Stocks — 71.5% (Cost: $12,843,633,345)			19,422,114,605

		Par (000)

Corporate Bonds

Argentina — 0.0%
Genneia SA, 8.75%, 01/20/22(b)	USD	3,026	2,930,681

Australia(b)(d)(f)(g)(k) — 0.6%
Quintis Australia Pty. Ltd.
(12.00% Cash), 12.00%, 10/01/28		82,685	82,684,528
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		85,419	85,418,997

			168,103,525

Austria — 0.0%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		1,509	1,485,611
Suzano Austria GmbH, 3.13%, 01/15/32(c)		1,715	1,697,421

			3,183,032

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		2,287	2,195,520

Bahrain — 0.0%
BBK BSC, 5.50%, 07/09/24		1,174	1,237,323
Oil and Gas Holding Co., 7.63%, 11/07/24		1,102	1,222,049

			2,459,372

Bermuda — 0.0%
Geopark Ltd., 5.50%, 01/17/27(b)		716	724,592
Hopson Development Holdings Ltd., 6.80%, 12/28/23		1,708	1,699,994
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		604	654,132
Li & Fung Ltd.
4.38%, 10/04/24		200	205,350
4.50%, 08/18/25		760	783,655

Security		Par (000)	Value

Bermuda (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(b)	USD	2,231	$2,443,363
4.85%, 10/14/38		1,002	1,097,378

			7,608,464

Brazil — 0.1%
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(k)		2,318	2,278,594
Petrobras Global Finance BV
5.30%, 01/27/25		1,083	1,213,163
6.00%, 01/27/28		1,565	1,781,753
5.60%, 01/03/31		123	136,745
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		2,309	2,407,566
Suzano Austria GmbH, 3.75%, 01/15/31		933	971,999
Vale Overseas Ltd., 3.75%, 07/08/30		2,332	2,486,495

			11,276,315

British Virgin Islands — 0.1%
Fortune Star BVI Ltd., 5.95%, 10/19/25		3,132	3,197,185
Fuqing Investment Management Ltd., 3.25%, 06/23/25		3,490	3,490,654
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22		1,660	1,502,093
New Metro Global Ltd., 4.50%, 05/02/26		2,847	2,642,906
Radiance Capital Investments Ltd., 8.80%, 09/17/23		285	286,478
RongXingDa Development BVI Ltd., 8.00%, 04/24/22		2,030	1,134,643

			12,253,959

Canada(b) — 0.1%
Bausch Health Cos., Inc., 4.88%, 06/01/28		3,444	3,553,656
Bombardier, Inc., 7.13%, 06/15/26		2,119	2,203,718
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/27		341	360,113
5.00%, 06/15/29		1,956	1,991,208
First Quantum Minerals Ltd., 6.88%, 10/15/27		4,329	4,691,554
Mattamy Group Corp., 4.63%, 03/01/30		4,576	4,742,109

			17,542,358

Cayman Islands — 0.5%
AAC Technologies Holdings, Inc., 3.75%, 06/02/31		3,100	3,182,150
Agile Group Holdings Ltd., 5.50%, 04/21/25		3,415	3,215,009
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		837	630,334
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		1,139	1,108,603
Central China Real Estate Ltd.
7.65%, 08/27/23		996	873,990
7.90%, 11/07/23		1,550	1,341,234
7.75%, 05/24/24		2,676	2,153,845
China Aoyuan Group Ltd.
7.95%, 06/21/24		723	662,584
5.98%, 08/18/25		1,630	1,344,750
6.20%, 03/24/26		3,132	2,540,443
China Evergrande Group
8.25%, 03/23/22		2,289	1,270,395
10.00%, 04/11/23		1,139	495,465
China SCE Group Holdings Ltd.
7.38%, 04/09/24		1,139	1,138,858
5.95%, 09/29/24		1,139	1,093,440

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
China SCE Group Holdings Ltd. (continued)
7.00%, 05/02/25	USD	1,139	$1,089,169
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/25		569	580,309
4.45%, 08/17/26		1,423	1,351,850
Country Garden Holdings Co. Ltd.
5.40%, 05/27/25		2,310	2,413,661
7.25%, 04/08/26		2,310	2,498,121
5.13%, 01/14/27		3,100	3,209,081
DaFa Properties Group Ltd., 9.95%, 01/18/22		1,520	1,462,974
Dexin China Holdings Co. Ltd.
11.88%, 04/23/22		1,097	1,001,218
9.95%, 12/03/22		573	510,257
Fantasia Holdings Group Co. Ltd.
10.88%, 01/09/23		2,619	2,042,820
11.88%, 06/01/23		1,139	874,752
9.25%, 07/28/23		601	427,950
9.88%, 10/19/23		481	334,295
Haidilao International Holding Ltd., 2.15%, 01/14/26		3,630	3,539,613
Hilong Holding Ltd., 9.75%, 11/18/24		1,660	1,460,800
JD.com, Inc., 3.38%, 01/14/30		3,490	3,719,816
Jiayuan International Group Ltd., 13.75%, 02/18/23		1,430	1,456,634
Jingrui Holdings Ltd., 12.00%, 07/25/22		1,510	1,420,627
Kaisa Group Holdings Ltd.
10.88%, 07/23/23		1,281	1,085,487
9.75%, 09/28/23		1,139	932,058
11.95%, 11/12/23		1,850	1,586,722
11.25%, 04/16/25		1,800	1,403,213
Logan Group Co. Ltd., 4.50%, 01/13/28		1,993	1,818,612
Longfor Group Holdings Ltd.
4.50%, 01/16/28		2,950	3,234,491
3.95%, 09/16/29		2,180	2,311,890
Melco Resorts Finance Ltd.
5.25%, 04/26/26		1,247	1,278,175
5.38%, 12/04/29		1,600	1,654,000
MGM China Holdings Ltd.(b)
5.38%, 05/15/24		409	417,896
5.88%, 05/15/26		413	429,856
Modern Land China Co. Ltd.
11.50%, 11/13/22		569	505,805
9.80%, 04/11/23		1,710	1,484,814
11.95%, 03/04/24		569	483,401
Oryx Funding Ltd., 5.80%, 02/03/31(b)		1,185	1,246,102
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24		1,139	1,128,180
Redco Properties Group Ltd., 9.90%, 02/17/24		285	253,258
Redsun Properties Group Ltd.
10.50%, 10/03/22		569	565,195
9.70%, 04/16/23		1,708	1,639,680
7.30%, 01/13/25		1,139	963,380
Ronshine China Holdings Ltd.
8.10%, 06/09/23		2,277	2,113,768
6.75%, 08/05/24		1,570	1,368,157
7.10%, 01/25/25		2,739	2,345,782
Sable International Finance Ltd., 5.75%, 09/07/27		1,651	1,727,606
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(b)		543	556,066
Shimao Group Holdings Ltd.
5.60%, 07/15/26		3,100	3,162,387

Security		Par (000)	Value

Cayman Islands (continued)
Shimao Group Holdings Ltd. (continued)
3.45%, 01/11/31	USD	1,899	$1,732,838
Shui On Development Holding Ltd.
6.15%, 08/24/24		1,139	1,167,475
5.50%, 03/03/25		1,708	1,708,000
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22		1,580	1,264,000
Sunac China Holdings Ltd.
7.95%, 10/11/23		1,139	1,113,942
6.50%, 01/10/25		1,139	1,032,432
7.00%, 07/09/25		1,566	1,421,145
Times China Holdings Ltd.
6.75%, 07/08/25		2,420	2,310,797
5.75%, 01/14/27		2,420	2,142,456
Vale Overseas Ltd., 6.25%, 08/10/26		1,006	1,210,117
Weibo Corp., 3.38%, 07/08/30		3,760	3,792,430
Wynn Macau Ltd., 4.88%, 10/01/24(b)		259	260,263
XP, Inc., 3.25%, 07/01/26(b)(c)		870	849,599
Yuzhou Group Holdings Co. Ltd.
8.50%, 02/04/23		1,510	1,309,264
8.50%, 02/26/24		4,248	3,483,360
8.30%, 05/27/25		1,423	1,058,623
7.38%, 01/13/26		1,423	974,755
Zhenro Properties Group Ltd.
9.15%, 05/06/23		569	572,663
8.35%, 03/10/24		1,139	1,116,434
7.35%, 02/05/25		2,277	2,031,938
6.63%, 01/07/26		569	477,889
Zhongliang Holdings Group Co. Ltd., 8.88%, 11/22/21		1,600	1,444,000

			118,615,448

Chile — 0.0%
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42		2,754	3,148,683
Kenbourne Invest SA, 6.88%, 11/26/24(b)		2,320	2,449,485
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		1,820	1,814,085

			7,412,253

China — 0.2%
21Vianet Group, Inc., 7.88%, 10/15/21		1,139	1,123,908
China Aoyuan Group Ltd., 6.35%, 02/08/24		801	716,895
China Development Bank Financial Leasing Co. Ltd., (5 year CMT + 2.75%), 2.88%, 09/28/30(a)		1,800	1,833,678
China Evergrande Group
9.50%, 04/11/22		2,289	1,224,615
11.50%, 01/22/23		2,277	973,418
China Grand Automotive Services Ltd., 8.63%, 04/08/22		1,520	1,450,935
China Milk Products Group Ltd., 0.00%, 01/15/49(e)(l)(m)		39,500	39,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23		1,138	1,144,970
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		569	580,309
Easy Tactic Ltd.
9.13%, 07/28/22		569	503,316
12.38%, 11/18/22		569	482,512
5.88%, 02/13/23		569	413,236
11.75%, 08/02/23		2,029	1,512,620
8.63%, 03/05/24		1,520	1,039,110
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		3,240	2,771,820
Fortune Star BVI Ltd., 5.05%, 01/27/27		2,562	2,530,455

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24	USD	1,139	$1,170,536
Kaisa Group Holdings Ltd.
11.50%, 01/30/23		1,423	1,220,934
9.38%, 06/30/24		2,699	2,093,075
KWG Group Holdings Ltd., 7.40%, 03/05/24		3,416	3,428,383
Minmetals Bounteous Finance BVI Ltd., (5 year CMT + 5.21%), 3.38%(a)(n)		200	205,850
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26		889	837,883
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		250	260,828
Series 2019-A, 5.90%, 03/05/25		1,423	1,446,835
Series 2019-A, 6.00%, 09/04/25		2,277	2,316,848
Scenery Journey Ltd.
11.50%, 10/24/22		1,423	547,855
12.00%, 10/24/23		1,708	597,800
Seazen Group Ltd., 6.00%, 08/12/24		1,139	1,147,543
Sino-Ocean Land Treasure III Ltd., (5 year CMT + 3.26%), 4.90%(a)(n)		683	592,204
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		3,230	3,146,827
Sunac China Holdings Ltd.
7.50%, 02/01/24		1,423	1,370,349
6.65%, 08/03/24		1,423	1,304,535
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		569	551,325
Wanda Properties Overseas Ltd., 6.88%, 07/23/23		569	538,345
Yuzhou Group Holdings Co. Ltd., 7.70%, 02/20/25		1,423	1,081,480

			42,200,732

Colombia — 0.0%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		1,007	1,026,070
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		2,452	2,403,573
Grupo Aval Ltd., 4.38%, 02/04/30(b)		2,467	2,432,339
Millicom International Cellular SA, 5.13%, 01/15/28		1,834	1,912,497

			7,774,479

Cyprus — 0.0%
MHP SE, 7.75%, 05/10/24(b)		1,131	1,217,451

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		2,368	2,477,224

Germany — 0.3%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(b)	EUR	18,415	20,369,387
APCOA Parking Holdings GmbH, (3 mo. EURIBOR + 5.00%), 5.00%, 01/15/27(a)(b)		13,620	16,287,587
Deutsche Bank AG, (SOFR + 2.76%), 3.73%, 01/14/32(a)	USD	3,245	3,340,043
Douglas GmbH, 6.00%, 04/08/26(b)	EUR	16,588	19,568,886
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(b)(k)		8,272	9,637,402
KME SE, 6.75%, 02/01/23		11,892	13,189,932

			82,393,237

Security		Par (000)	Value

Greece — 0.1%
Ellaktor Value PLC, 6.38%, 12/15/24(b)	EUR	14,660	$16,626,630

Guatemala(b) — 0.0%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)	USD	1,250	1,297,266
Energuate Trust, 5.88%, 05/03/27		1,974	2,053,330

			3,350,596

Hong Kong — 0.2%
AIA Group Ltd., (5 year CMT + 1.76%), 2.70%(a)(n)		3,760	3,822,275
Bank of China Hong Kong Ltd., (5 year CMT + 3.04%), 5.90%(a)(n)		2,390	2,577,615
Bank of Communications Hong Kong Ltd., (5 year CMT + 1.40%), 2.30%, 07/08/31(a)		2,710	2,703,144
Bank of East Asia Ltd.(a)(n)
(5 year CMT + 4.26%), 5.88%		1,423	1,520,209
(5 year CMT + 5.53%), 5.83%		1,423	1,529,725
Blossom Joy Ltd., (5 year CMT + 5.80%), 3.10%(a)(n)		335	342,642
China South City Holdings Ltd., 10.88%, 06/26/22		1,620	1,440,079
CNAC HK Finbridge Co. Ltd.
4.13%, 07/19/27		1,550	1,683,494
5.13%, 03/14/28		2,630	3,001,356
3.88%, 06/19/29		1,290	1,371,593
3.00%, 09/22/30		1,470	1,464,487
Lenovo Group Ltd., 3.42%, 11/02/30		2,210	2,311,583
Nan Fung Treasury III Ltd., 5.00%(n)		1,684	1,712,207
Nan Fung Treasury Ltd., 3.63%, 08/27/30		760	783,180
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(a)		2,470	2,560,772
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		4,060	4,365,261
Wanda Group Overseas Ltd., 8.88%, 03/21/23		1,560	1,419,405
Westwood Group Holdings Ltd., 2.80%, 01/20/26		2,390	2,430,391
Yango Justice International Ltd.
9.25%, 04/15/23		2,278	2,181,612
7.88%, 09/04/24		1,423	1,259,355
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26		1,139	1,139,000

			41,619,385

India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		760	808,458
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/24		1,139	1,156,299
4.25%, 10/27/27		996	947,009
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		3,230	3,432,481
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		569	588,310
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27		3,840	4,173,120
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30		3,260	3,314,605
2.80%, 02/10/31		760	738,127
JSW Steel Ltd., 5.38%, 04/04/25		1,138	1,187,645
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		1,892	1,951,480
NTPC Ltd., 4.25%, 02/26/26		3,840	4,149,120
Oil India Ltd., 5.13%, 02/04/29		2,710	3,072,124
Power Finance Corp. Ltd.
6.15%, 12/06/28		760	900,505
4.50%, 06/18/29		2,840	3,041,107

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India (continued)
REI Agro Ltd.(e)(m)
5.50%, 11/13/21	USD	44,430	$427,150
5.50%, 11/13/21(d)		8,271	1
ReNew Power Pvt Ltd., 5.88%, 03/05/27		1,423	1,494,862
ReNew Power Synthetic, 6.67%, 03/12/24		569	589,626
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		1,139	1,199,367

			33,171,396

Indonesia — 0.1%
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		1,139	1,175,519
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		1,139	1,210,401
Pelabuhan Indonesia II PT, 5.38%, 05/05/45		2,310	2,754,386
Pertamina Persero PT
3.65%, 07/30/29		2,285	2,446,093
6.50%, 05/27/41		1,920	2,508,000
6.00%, 05/03/42		2,100	2,587,988
6.45%, 05/30/44		1,760	2,300,980
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28		1,500	1,743,094
5.38%, 01/25/29		2,710	3,133,437
5.25%, 10/24/42		2,250	2,530,969
5.25%, 05/15/47		1,200	1,348,350
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		429	486,241
Theta Capital Pte Ltd., 8.13%, 01/22/25		1,139	1,144,553

			25,370,011

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		870	900,885
Gohl Capital Ltd., 4.25%, 01/24/27		719	761,363

			1,662,248

Israel(b) — 0.0%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		1,790	1,824,681
Energean Israel Finance Ltd., 4.88%, 03/30/26		957	978,522
Leviathan Bond Ltd., 5.75%, 06/30/23		894	931,370

			3,734,573

Italy(b) — 0.1%
Forno d’Asolo SpA, (3 mo. EURIBOR + 5.50%), 5.50%, 04/30/27(a)	EUR	21,390	24,592,361
Marcolin SpA, 6.13%, 11/15/26		10,346	12,509,191

			37,101,552

Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%, 09/17/25(b)	USD	1,964	2,106,017

Jersey — 0.0%
Wheel Bidco Ltd., 6.75%, 07/15/26(b)	GBP	4,123	5,738,710

Kuwait — 0.0%
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(n)	USD	2,192	2,193,370

Luxembourg — 0.3%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		630	693,977
FEL Energy VI Sarl, 5.75%, 12/01/40		1,168	1,233,946
Garfunkelux Holdco 3 SA(b)
6.75%, 11/01/25	EUR	4,916	6,050,019
7.75%, 11/01/25	GBP	8,358	12,054,845
Gol Finance SA, 8.00%, 06/30/26(b)	USD	2,442	2,408,422

Security		Par (000)	Value

Luxembourg (continued)
Herens Midco Sarl, 5.25%, 05/15/29(b)	EUR	12,016	$13,787,869
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)	USD	22,270	22,993,775
Kenbourne Invest SA, 4.70%, 01/22/28(b)		570	570,000
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		1,845	1,918,247
Millicom International Cellular SA, 4.50%, 04/27/31(b)		493	512,720
Picard Bondco SA, 5.38%, 07/01/27(b)	EUR	8,380	10,028,249
Puma International Financing SA, 5.00%, 01/24/26(b)	USD	792	790,664
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26(b)	EUR	8,042	9,530,278
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	2,358	2,407,813

			84,980,824

Macau — 0.0%
Champion Path Holdings Ltd.
4.50%, 01/27/26		1,139	1,161,780
4.85%, 01/27/28		1,138	1,164,529
Studio City Finance Ltd., 5.00%, 01/15/29		1,708	1,692,308
Wynn Macau Ltd., 5.50%, 01/15/26		1,708	1,761,375

			5,779,992

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28.		4,650	5,493,684

Mauritius — 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		3,363	3,571,506
India Cleantech Energy, 4.70%, 08/10/26		790	790,000
India Green Energy Holdings, 5.38%, 04/29/24(b)		1,411	1,472,731
India Green Power Holdings, 4.00%, 02/22/27		996	990,273
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(n)		2,562	2,692,182
UPL Corp. Ltd.
4.50%, 03/08/28		2,990	3,215,745
4.63%, 06/16/30		2,990	3,229,761
(5 year CMT + 3.87%), 5.25%(a)(n)		968	982,399

			16,944,597

Mexico — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)		1,108	1,477,656
Cemex SAB de CV
5.45%, 11/19/29		1,266	1,387,853
3.88%, 07/11/31(b)		484	497,576
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		1,576	1,841,162
Cydsa SAB de CV, 6.25%, 10/04/27(b)		1,164	1,208,960
Grupo Axo SAPI de CV, 5.75%, 06/08/26(b)		1,132	1,136,811
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(n)		1,738	1,830,657
Mexico City Airport Trust, 5.50%, 07/31/47		1,194	1,205,940
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		2,402	2,420,465
Petroleos Mexicanos
6.50%, 03/13/27		3,535	3,743,565
6.35%, 02/12/48		1,675	1,428,984
Trust Fibra Uno, 5.25%, 01/30/26(b)		863	967,639

			19,147,268

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(b)		980	992,556

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

MultiNational — 0.0%
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)	USD	890	$935,613
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		832	931,848
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24		2,199	1,905,296

			3,772,757

Netherlands — 0.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		2,110	2,380,080
Equate Petrochemical BV, 2.63%, 04/28/28(b)		733	740,559
Greenko Dutch BV, 3.85%, 03/29/26		3,400	3,419,762
Minejesa Capital BV
4.63%, 08/10/30		900	951,005
5.63%, 08/10/37		2,400	2,608,950
Titan Holdings II BV, 5.13%, 07/15/29(b)	EUR	6,277	7,577,884
VEON Holdings BV, 4.00%, 04/09/25(b)	USD	1,168	1,228,225
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		1,960	2,081,030

			20,987,495

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)		1,189	1,189,372

Panama — 0.0%
Avianca Holdings SA, (10.00% Cash or 12.00% PIK), 12.15%, 11/10/21(k)		821	821,442
Banistmo SA, 3.65%, 09/19/22		1,016	1,030,160
Carnival Corp., 11.50%, 04/01/23(b)		725	817,438

			2,669,040

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		950	979,687

Peru — 0.0%
Inkia Energy Ltd., 5.88%, 11/09/27		2,380	2,410,196
InRetail Consumer, 3.25%, 03/22/28(b)		940	924,678

			3,334,874

S.Georgia/S.San — 0.0%
Credit Suisse Group Guernsey VII Ltd., Series AR, 3.00%, 11/12/21(b)(d)(o)	CHF	4,800	5,592,449

Saudi Arabia(b) — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26	USD	2,318	2,399,130
Saudi Arabian Oil Co., 2.25%, 11/24/30		2,519	2,489,024

			4,888,154

Singapore — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28		1,200	1,267,488
BOC Aviation Ltd., 3.50%, 09/18/27		2,560	2,740,506
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27		2,990	3,193,111
Continuum Energy Levante SR SECURED REGS 02/27 4.5, 4.50%, 02/09/27		996	999,610
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)		954	957,458
DBS Group Holdings Ltd., (5 year CMT + 1.92%), 3.30%(a)(n)		2,370	2,438,137
GLP Pte Ltd., (5 year CMT + 3.74%), 4.50%(a)(n)		1,281	1,274,595
LLPL Capital Pte Ltd., 6.88%, 02/04/39		1,405	1,646,768
LMIRT Capital Pte Ltd., 7.50%, 02/09/26		1,139	1,130,813
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		1,138	1,174,487
Oil India International Pte Ltd., 4.00%, 04/21/27		760	807,643

Security		Par (000)	Value

Singapore (continued)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26	USD	3,910	$4,171,188
Puma International Financing SA, 5.13%, 10/06/24(b)		2,480	2,483,875
TML Holdings Pte Ltd., 4.35%, 06/09/26		1,139	1,117,644

			25,403,323

South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		1,127	1,254,140

South Korea — 0.0%
Kookmin Bank
2.50%, 11/04/30		2,710	2,745,311
(5 year CMT + 2.64%), 4.35%(a)(n)		2,310	2,433,874
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(n)		1,550	1,533,047
SK Hynix, Inc., 2.38%, 01/19/31		3,160	3,118,383

			9,830,615

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(n)		800	867,000

Switzerland — 0.0%
Credit Suisse Group AG, (SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		3,952	4,128,115

Thailand — 0.0%
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%		3,000	3,153,450
GC Treasury Center Co. Ltd.
2.98%, 03/18/31		820	840,654
4.30%, 03/18/51		820	884,729
Krung Thai Bank PCL/Cayman Islands, (5 year CMT + 3.53%), 4.40%(a)(n)		996	1,009,695
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48		2,860	3,377,123

			9,265,651

Turkey — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(b)		639	653,377
Bio City Development Co. BV, 8.00%, 07/06/21(d)(e)(f)(g)(m)		140,850	11,268,000

			11,921,377

United Arab Emirates — 0.0%
DP World PLC, 6.85%, 07/02/37		1,510	2,042,558
MAF Sukuk Ltd., 4.64%, 05/14/29		2,194	2,474,854

			4,517,412

United Kingdom — 0.3%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(b)	GBP	3,529	4,906,294
Deuce Finco PLC, 5.50%, 06/15/27(b)		14,557	20,172,812
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(b)		7,442	10,602,996
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26(b)	USD	1,431	1,477,955
Modulaire Global Finance plc, 6.50%, 02/15/23	EUR	29,191	35,361,918
Vedanta Resources Finance II PLC
8.00%, 04/23/23	USD	1,423	1,315,652
8.95%, 03/11/25(b)		1,480	1,394,900
8.95%, 03/11/25		1,423	1,341,178

			76,573,705

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 3.3%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28	USD	843	$898,849
5.00%, 04/15/29		702	735,345
Affinity Gaming, 6.88%, 12/15/27(b)		2,731	2,895,679
Air Lease Corp., 3.13%, 12/01/30		4,842	5,022,783
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 03/15/29(b)		12,108	12,229,080
Allegiant Travel Co., 8.50%, 02/05/24(b)		19,212	20,652,900
AMC Networks, Inc.
5.00%, 04/01/24		215	218,225
4.75%, 08/01/25		429	439,716
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		855	876,375
Aramark Services, Inc., 5.00%, 02/01/28(b)		582	604,628
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)(c)		1,440	1,443,989
Avantor Funding, Inc., 4.63%, 07/15/28(b)		2,229	2,346,022
Avaya, Inc., 6.13%, 09/15/28(b)		5,114	5,471,980
Azul Investments LLP
5.88%, 10/26/24		521	489,349
7.25%, 06/15/26(b)		869	814,275
Bank of America Corp., (SOFR + 1.32%), 2.69%, 04/22/32(a)		4,751	4,957,805
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)		1,075	1,157,323
Boyd Gaming Corp., 8.63%, 06/01/25(b)		1,435	1,564,136
Bristow Group, Inc., 6.88%, 03/01/28(b)		4,432	4,550,334
Broadcom, Inc., 1.95%, 02/15/28(b)		1,280	1,290,692
Buckeye Partners LP
4.35%, 10/15/24		1,170	1,225,575
4.13%, 03/01/25(b)		5,777	5,988,871
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		13,741	14,496,755
8.13%, 07/01/27		7,996	8,793,041
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		2,783	2,925,629
Carrier Global Corp., 3.58%, 04/05/50		4,325	4,810,608
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(b)		1,580	1,532,545
Cedar Fair LP, 5.25%, 07/15/29		275	279,378
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27		280	285,600
Centene Corp.
4.25%, 12/15/27		1,367	1,442,185
2.45%, 07/15/28(c)		9,035	9,159,231
Centene Corporation, 2.63%, 08/01/31		6,045	6,090,337
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		575	553,645
Central American Bottling Corp., 5.75%, 01/31/27		1,627	1,690,860
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31		7,526	7,807,161
3.90%, 06/01/52		5,556	5,755,471
Cheniere Energy Partners LP, 5.63%, 10/01/26		612	631,957
Cheniere Energy, Inc., 4.63%, 10/15/28		2,320	2,445,698
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		4,991	5,203,117
5.88%, 02/01/29		910	966,875
Churchill Downs, Inc., 5.50%, 04/01/27(b)		333	346,247
Citigroup, Inc.(a)
(SOFR + 1.17%), 2.56%, 05/01/32		3,525	3,645,327
(SOFR + 3.91%), 4.41%, 03/31/31		6,453	7,582,117

Security		Par (000)	Value

United States (continued)
Clean Harbors, Inc., 4.88%, 07/15/27(b)	USD	294	$308,333
CommScope Technologies LLC, 6.00%, 06/15/25(b)		3,460	3,511,900
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		577	591,425
CSC Holdings LLC(b)
4.13%, 12/01/30		9,915	9,939,787
4.63%, 12/01/30		17,059	16,803,115
3.38%, 02/15/31		3,518	3,342,100
DAE Funding LLC, 3.38%, 03/20/28(b)		2,392	2,455,537
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		280	293,244
DaVita, Inc.(b)
4.63%, 06/01/30		8,702	8,995,692
3.75%, 02/15/31		15,222	14,761,839
Easy Tactic Ltd., 8.13%, 02/27/23		569	424,616
Elanco Animal Health, Inc., 4.91%, 08/27/21		272	272,490
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		399	396,506
Endeavor Energy Resources LP/EER Finance, Inc.(b)
5.50%, 01/30/26		270	278,438
5.75%, 01/30/28		506	529,286
Equinix, Inc., 2.50%, 05/15/31		2,145	2,225,251
Forestar Group, Inc.(b)
3.85%, 05/15/26		1,840	1,858,400
5.00%, 03/01/28		12,057	12,561,827
Fresh Market, Inc., 9.75%, 05/01/23(b)		3,262	3,359,860
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		2,170	2,318,970
5.00%, 05/01/28(b)		5,269	5,450,201
6.75%, 05/01/29(b)		8,434	8,982,210
5.88%, 11/01/29		1,137	1,162,576
Frontier North Inc., 6.73%, 02/15/28		5,875	6,389,062
Full House Resorts, Inc., 8.25%, 02/15/28(b)		838	906,800
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,495,235
General Motors Financial Co., Inc., 2.70%, 08/20/27		8,499	8,907,561
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27		1,243	1,281,595
Goldman Sachs Group, Inc., (SOFR + 1.28%), 2.62%, 04/22/32(a)		10,072	10,438,198
Great Western Petroleum LLC/Great Western
Finance Corp., 12.00%, 09/01/25(b)		1,148	1,142,260
Green Plains SPE LLC, 11.75%, 02/09/26(d)		91,561	91,680,029
Greenland Global Investment Ltd.
5.60%, 11/13/22		1,620	1,387,429
5.90%, 02/12/23		237	201,450
6.13%, 04/22/23		635	531,932
6.75%, 09/26/23		918	738,302
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/32(b)		14,383	14,347,042
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27		332	343,627
Hologic, Inc., 3.25%, 02/15/29(b)		8,571	8,656,881
Homes By West Bay LLC, 9.50%, 04/30/27(d)		19,399	19,036,239
Howard Hughes Corp.(b)
5.38%, 08/01/28		7,044	7,457,835
4.13%, 02/01/29		3,624	3,590,840
4.38%, 02/01/31		3,987	3,976,714
iHeartCommunications, Inc.
6.38%, 05/01/26		431	454,698
5.25%, 08/15/27(b)		376	391,920

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
International Game Technology PLC, 6.50%, 02/15/25(b)	USD	659	$735,309
IQVIA, Inc., 5.00%, 05/15/27(b)		613	639,053
Iron Mountain, Inc.(b)
5.25%, 07/15/30		5,814	6,195,544
4.50%, 02/15/31		10,376	10,609,460
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		738	795,195
JBS USA Food Co., 7.00%, 01/15/26(b)		564	597,135
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		532	581,975
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		612	676,260
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(b)		461	475,660
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(b)		443	458,505
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		17,778	18,100,226
3.63%, 01/15/29		9,598	9,323,305
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(o)		3,362	2,336,590
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		915	936,686
Lumen Technologies, Inc.(b)
5.13%, 12/15/26		2,433	2,528,666
4.00%, 02/15/27		428	439,770
5.38%, 06/15/29		6,577	6,741,425
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)		7,348	7,770,510
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		145	150,374
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		257	273,384
Meritor, Inc., 4.50%, 12/15/28(b)		78	79,849
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		600	649,398
3.88%, 02/15/29(b)		3,441	3,523,205
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		4,686	4,709,430
Molina Healthcare, Inc., 3.88%, 11/15/30(b)		1,256	1,329,790
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		778	823,544
Nationstar Mortgage Holdings, Inc.(b)
5.50%, 08/15/28		2,103	2,137,174
5.13%, 12/15/30		1,219	1,215,952
New Home Co., Inc., 7.25%, 10/15/25(b)		2,594	2,759,964
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(b)		3,259	3,360,811
NRG Energy, Inc.
5.75%, 01/15/28		461	489,813
5.25%, 06/15/29(b)		377	404,333
NuStar Logistics LP, 5.75%, 10/01/25		8,282	9,027,380
ONEOK Partners LP, 4.90%, 03/15/25		9,738	10,916,307
Oracle Corp., 3.95%, 03/25/51		4,968	5,523,472
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)		333	339,660
Pacific Gas and Electric Co.
2.10%, 08/01/27		2,600	2,529,301
4.50%, 07/01/40		3,000	3,028,574
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(b)		1,053	1,124,077

Security		Par (000)	Value

United States (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)	USD	6,590	$6,738,275
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(b)		390	420,225
Party City Holdings, Inc., 8.75%, 02/15/26(b)		1,845	1,953,338
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		2,506	2,700,215
Periama Holdings LLC, 5.95%, 04/19/26		1,139	1,202,562
PG&E Corp.
5.00%, 07/01/28		10,471	10,196,136
5.25%, 07/01/30		1,069	1,043,611
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		478	511,470
Pitney Bowes, Inc.(b)
6.88%, 03/15/27		5,678	6,029,355
7.25%, 03/15/29		5,595	6,001,477
Playtika Holding Corp., 4.25%, 03/15/29(b)		2,097	2,091,757
Quicken Loans LLC, 5.25%, 01/15/28(b)		499	525,198
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31(b)		8,914	9,090,542
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(b)		11,371	11,399,427
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		2,568	2,657,906
Rattler Midstream LP, 5.63%, 07/15/25(b)		1,675	1,745,819
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		1,011	1,053,968
Sabre GLBL, Inc., 9.25%, 04/15/25(b)		3,470	4,059,900
Sasol Financing USA LLC
4.38%, 09/18/26		953	972,298
5.50%, 03/18/31		1,283	1,337,928
Scenery Journey Ltd., 13.00%, 11/06/22		2,733	1,065,870
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(b)		883	953,640
Select Medical Corp., 6.25%, 08/15/26(b)		19,564	20,683,452
Service Properties Trust
5.00%, 08/15/22		11,857	12,016,951
4.50%, 06/15/23		8,652	8,846,670
7.50%, 09/15/25		1,185	1,336,087
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27		836	873,620
5.50%, 07/01/29		702	768,795
4.13%, 07/01/30		6,948	7,168,113
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		543	545,715
SK Battery America, Inc., 2.13%, 01/26/26		3,100	3,086,391
SM Energy Co., 10.00%, 01/15/25(b)		5,648	6,283,400
SRS Distribution, Inc., 4.63%, 07/01/28(b)		1,070	1,091,400
Standard Industries, Inc., 5.00%, 02/15/27(b)		257	265,031
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		578	613,403
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		332	346,525
4.50%, 05/15/29		1,259	1,287,327
Talen Energy Supply LLC, 7.63%, 06/01/28(b)		8,340	7,608,749
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		558	583,808
5.38%, 02/01/27		279	289,114
6.50%, 07/15/27		450	488,813
6.88%, 01/15/29		456	512,131

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (continued)
4.00%, 01/15/32(b)	USD	10,587	$10,943,888
TEGNA, Inc., 4.75%, 03/15/26(b)		1,957	2,076,866
Teleflex, Inc., 4.63%, 11/15/27		275	290,045
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		328	335,380
4.88%, 01/01/26		1,131	1,167,757
6.25%, 02/01/27		844	878,815
4.63%, 06/15/28		805	833,074
4.25%, 06/01/29		16,833	17,169,660
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 4.65%, 09/30/24(a)(b)		11,008	11,050,585
TransDigm, Inc., 6.25%, 03/15/26(b)		36,752	38,543,660
Travel + Leisure Co., 6.63%, 07/31/26(b)		2,065	2,305,056
Tri Pointe Homes, Inc., 5.70%, 06/15/28		332	367,710
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27		19,575	21,775,471
United Rentals North America, Inc.
5.50%, 05/15/27		569	598,161
4.88%, 01/15/28		906	956,736
United Shore Financial Services LLC, 5.50%, 11/15/25(b)		10,584	10,867,651
UnitedHealth Group, Inc., 3.25%, 05/15/51		2,214	2,442,507
US Concrete, Inc., 5.13%, 03/01/29(b)		739	807,358
Verizon Communications, Inc.
3.55%, 03/22/51		3,072	3,342,391
3.70%, 03/22/61		3,224	3,561,479
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		3,730	3,795,126
3.75%, 02/15/27		3,595	3,698,356
4.13%, 08/15/30		4,285	4,506,706
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		11,250	11,671,875
5.00%, 07/31/27		721	744,433
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		3,022	3,125,262
William Carter Co., 5.63%, 03/15/27(b)		281	293,996
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		887	916,883
Xerox Holdings Corp., 5.00%, 08/15/25(b)		2,184	2,327,707
XHR LP(b)
6.38%, 08/15/25		8,099	8,637,098
4.88%, 06/01/29		1,000	1,021,940
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		1,520	1,512,400

			891,846,477

Vietnam — 0.0%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		2,277	2,247,541

Total Corporate Bonds — 6.9% (Cost: $2,097,105,689)			1,876,926,643

Security		Par (000)	Value

Floating Rate Loan Interests(a)

Canada — 0.2%
Great Canadian Gaming Corp., Term Loan, 11/01/26(p)	USD	1,576	$1,575,023
Knowlton Development Corp. Inc., 2020 EUR Term Loan B, (EURIBOR + 5.00%), 5.00%, 12/22/25	EUR	23,359	27,771,509
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 06/02/25	USD	11,309	11,224,734

			40,571,266

Cayman Islands — 0.0%
Vita Global Finco Ltd., Term Loan B, 04/23/27(d)(p)	EUR	8,834	10,335,984

France — 0.1%
Babilou Group, 2021 EUR Term Loan B, (EURIBOR + 4.25%), 4.25%, 11/30/27		26,693	31,684,506

Luxembourg — 0.3%
Jazz Financing Lux Sarl, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28	USD	16,624	16,639,972
Luxembourg Life Fund(d)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 9.25%, 05/27/26		12,811	12,682,890
2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.38%, 04/01/23		16,777	16,693,115
Pronovias SL(d)
EUR Term Loan B1, (EURIBOR + 4.50%), 4.50%, 10/02/24	EUR	7,864	6,296,537
EUR Term Loan B3, (EURIBOR + 4.50%), 4.50%, 10/02/24.		19,852	15,896,172

			68,208,686

Netherlands — 0.2%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.40%, 07/21/26	USD	18,992	18,843,910
Ziggo BV, 2019 EUR Term Loan H, (EURIBOR + 3.00%), 3.00%, 01/31/29	EUR	39,844	46,704,891

			65,548,801

United Kingdom(p) — 0.2%
Constellation Automative Ltd. GBP 2L TLB, 06/30/29	GBP	4,151	5,751,892
GVC Holdings (Gibraltar) Limited, 2021 USD Term Loan B4, 03/16/27	USD	9,320	9,281,135
Mercia GBP Term Loan A1, 04/09/26	GBP	19,526	27,099,894
Mercia GBP Term Loan A2, 04/09/26		9,465	13,136,650
Mercia GBP Term Loan B1, 04/09/26(d)		1,099	1,522,025

			56,791,596

United States — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 05/05/28	USD	8,129	8,069,333
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 02/02/26		9,257	9,176,164

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Rock Salt Company LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 06/04/28	USD	2,110	$2,110,886
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.77%, 09/19/24		1,691	1,684,473
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.41%, 02/11/26		2,656	2,653,022
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27		1,845	1,837,315
Avaya, Inc.
2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.34%, 12/15/27.		4,157	4,161,696
2021 Term Loan B2, (1 mo. LIBOR + 4.00%), 4.09%, 12/15/27.		3,155	3,153,296
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 11/30/27		2,367	2,358,828
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.59%, 07/21/25		4,347	4,347,150
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/05/28		4,211	4,174,154
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 05/14/28(d)		1,023	1,017,885
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/17/28		2,373	2,365,596
Cypher Bidco, (EURIBOR + 4.50%), 5.00%, 03/01/28(d)	EUR	19,970	21,943,405
DirecTV Financing, LLC, Term Loan, 0.00%, 07/22/27	USD	8,445	8,424,985
DT Midstream, Inc, Term Loan B, 06/26/28(p)		7,103	7,081,407
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		4,123	4,086,147
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28(d)		6,506	6,619,855
Flexera Software LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28		2,809	2,808,471
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28		2,498	2,466,967
Frontier Communications Corp., 2021 DIP Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		6,439	6,426,822
Galaxy Universal LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 7.15%, 12/29/26(d)		9,055	9,054,536
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		7,734	7,700,285
Granite Acquisition, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 03/24/28		2,048	2,037,760
Green Plains Operating Company LLC, Term Loan, 07/20/26(p)		15,919	15,919,000
HCRX Investments Holdco LP, Term Loan B, 07/14/28(p)		4,526	4,504,773
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(d)		11,093	11,176,371
Hertz Corporation(p)
2021 Term Loan B, 06/14/28		6,325	6,283,658

Security		Par (000)	Value

United States (continued)
Hertz Corporation(p) (continued)
2021 Term Loan C, 06/14/28	USD	1,192	$1,184,228
Hilton Grand Vacations LLC, 2021 Term Loan, 05/19/28(p)		11,464	11,418,144
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.84%, 06/22/26		19,245	18,996,432
Informatica LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 02/25/27		10,453	10,327,932
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		10,538	10,494,624
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 07/30/28		3,234	3,217,830
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 04/07/28(d)		7,112	7,129,780
Jeld-Wen Inc., 2021 Term Loan B, 07/14/28(p)		7,346	7,332,263
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28		3,620	3,600,995
LBM Acquisition LLC
2021 Incremental Delayed Draw Term Loan B2, 12/17/27(p)		4,755	4,687,622
2021 Incremental Term Loan B2, 12/17/27(p)		9,510	9,375,243
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		3,754	3,716,857
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 03/04/28		7,911	7,858,009
LogMeIn, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 4.85%, 08/31/27		9,550	9,506,352
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24		2,807	2,803,129
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/26/28		2,447	2,443,680
Michaels Companies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 04/15/28		2,875	2,875,000
Opendoor GP II LLC, Term Loan, (UNFND), 3.33%, 01/23/26(d)		23,865	23,865,000
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28		8,880	8,852,294
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25		5,996	5,836,505
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 12/28/27		5,963	5,902,351
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		1,749	1,775,235
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		4,011	4,004,638
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.84%, 03/13/28		15,958	15,828,426
Project Ruby Ultimate Parent Corp., 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/03/28		11,298	11,228,656
Proof Point, Inc., 1st Lien Term Loan, 06/09/28(p)		2,556	2,529,162
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		6,695	6,649,809

22

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Redstone Buyer LLC
2021 2nd Lien Delayed Draw Term Loan, 04/27/29(p)	USD	2,468	$2,424,827
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 04/27/29		4,304	4,228,663
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/27/28		8,968	8,895,239
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		9,447	9,440,166
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 03/06/25		1,854	1,825,302
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		3,768	3,763,399
Sheraton Austin, CML Term Loan, (3 mo. LIBOR + 3.48%), 3.61%, 06/01/26		18,180	18,180,000
Signal Parent, Inc, Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/03/28(d)		6,030	5,909,400
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 06/08/28		1,787	1,786,806
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		9,360	9,287,834
Starwood Property Trust, Inc., 06/09/26(d)(p)		15,628	15,550,101
Surf Holdings, LLC, USD Term Loan, (3 mo. LIBOR + 3.50%), 3.63%, 03/05/27		8,469	8,372,512
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(d)		13,950	13,950,413
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 04/14/28		3,299	3,275,907
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		5,880	5,831,490
Ultimate Software Group, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26		4,494	4,489,246
Univision Communications, Inc., 05/05/28(p)		4,785	4,767,822
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 02/28/27		4,869	4,819,878
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23		1,911	1,909,861
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		16,589	16,588,647
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27		1,849	1,843,096

			514,225,045

Total Floating Rate Loan Interests — 2.9% (Cost: $786,062,897)			787,365,884

Foreign Agency Obligations

Argentina — 0.2%
Argentine Republic Government International Bond
1.00%, 07/09/29		3,751	1,434,634
0.50%, 07/09/30(q)		35,805	12,961,496
1.13%, 07/09/35(q)		44,033	14,244,894

Security		Par (000)	Value

Argentina (continued)
Argentine Republic Government International Bond (continued)
2.00%, 01/09/38(q)	USD	14,865	$5,849,267
2.50%, 07/09/41(q)		5,399	2,015,514

			36,505,805

Bahrain — 0.0%
Bahrain Government International Bond
6.75%, 09/20/29		3,340	3,615,133
5.25%, 01/25/33(b)		1,245	1,195,589

			4,810,722

Brazil — 1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(l)	BRL	1,504,826	228,058,418
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27		214,393	42,645,446

			270,703,864

China — 3.1%
China Government Bond
3.29%, 05/23/29	CNY	1,474,930	234,221,854
2.68%, 05/21/30		1,661,800	251,394,017
3.27%, 11/19/30		1,529,690	244,040,030
3.02%, 05/27/31		734,270	115,191,498

			844,847,399

Colombia — 0.0%
Colombia Government International Bond
4.50%, 01/28/26	USD	1,410	1,533,639
3.88%, 04/25/27		1,674	1,771,615
3.13%, 04/15/31		2,463	2,409,584
4.13%, 05/15/51		400	372,950

			6,087,788

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27		3,865	4,334,839
4.50%, 01/30/30(b)		2,903	2,971,583
4.88%, 09/23/32(b)		2,822	2,927,825
6.40%, 06/05/49		1,137	1,235,990

			11,470,237

Egypt — 0.1%
Egypt Government International Bond
5.75%, 05/29/24(b)		2,316	2,458,289
5.88%, 06/11/25		3,019	3,208,254
7.60%, 03/01/29		3,571	3,869,625
5.88%, 02/16/31(b)		380	365,275
8.50%, 01/31/47(b)		3,266	3,382,964
7.50%, 02/16/61(b)		1,210	1,126,812

			14,411,219

Ghana(b) — 0.0%
Ghana Government International Bond
7.75%, 04/07/29		2,034	2,049,890
8.63%, 04/07/34		1,529	1,544,768

			3,594,658

Greece — 0.2%
Hellenic Republic Government Bond, 2.00%, 04/22/27(b)	EUR	43,908	58,106,965

23

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India — 0.0%
Export-Import Bank of India
3.88%, 02/01/28	USD	1,400	$1,523,200
3.25%, 01/15/30		3,020	3,087,572

			4,610,772

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28		4,349	4,930,135
8.50%, 10/12/35		1,500	2,409,188
6.63%, 02/17/37		2,250	3,134,953
7.75%, 01/17/38		1,950	2,964,975
Perusahaan Penerbit SBSN Indonesia III
4.45%, 02/20/29		6,020	6,918,485
2.80%, 06/23/30		3,010	3,101,805

			23,459,541

Japan — 0.4%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	12,458,100	107,681,001

Mexico — 0.6%
Mexican Bonos
5.75%, 03/05/26	MXN	1,371,802	66,974,944
7.75%, 05/29/31		1,480,069	78,929,252
Mexico Government International Bond
3.75%, 01/11/28	USD	2,723	2,987,301
2.66%, 05/24/31		5,310	5,208,115

			154,099,612

Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27		1,000	967,813

Morocco(b) — 0.0%
Morocco Government International Bond
3.00%, 12/15/32		1,965	1,911,577
4.00%, 12/15/50		614	575,625

			2,487,202

Oman — 0.0%
Oman Government International Bond
6.50%, 03/08/47		1,244	1,228,683
6.75%, 01/17/48		1,206	1,212,633

			2,441,316

Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26		996	1,001,089
7.38%, 04/08/31		996	998,600
Pakistan Water & Power Development Authority, 7.50%, 06/04/31		1,139	1,126,471

			3,126,160

Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30		4,494	4,712,521
4.50%, 04/16/50		1,893	2,159,558

			6,872,079

Security		Par (000)	Value

Paraguay — 0.0%
Paraguay Government International Bond, 4.95%, 04/28/31(b)	USD	1,292	$1,483,620

Peru — 0.0%
Peruvian Government International Bond
2.78%, 01/23/31		1,889	1,895,848
1.86%, 12/01/32		1,895	1,727,766

			3,623,614

Philippines — 0.0%
Philippine Government International Bond
6.38%, 01/15/32		3,160	4,354,480
6.38%, 10/23/34		2,890	4,072,732

			8,427,212

Qatar(b) — 0.0%
Qatar Government International Bond
4.00%, 03/14/29		384	443,040
4.40%, 04/16/50		646	797,003

			1,240,043

Romania — 0.0%
Romanian Government International Bond, 6.13%, 01/22/44(b)		1,770	2,425,232

Russia — 0.0%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		1,800	2,047,838
4.25%, 06/23/27		2,600	2,910,212

			4,958,050

Saudi Arabia — 0.0%
Saudi Government International Bond, 4.50%, 04/17/30		3,143	3,715,222

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23		2,398	2,569,457
8.99%, 02/01/24		2,164	2,384,728
7.25%, 03/15/33(b)		3,960	4,077,067

			9,031,252

Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50		904	1,181,747

Total Foreign Agency Obligations — 5.9% (Cost: $1,569,796,432)			1,592,370,145

		Shares

Investment Companies

United States — 1.3%
Consumer Discretionary Select Sector SPDR Fund		125,045	22,561,869
Financial Select Sector SPDR Fund		174,610	6,376,757
Industrial Select Sector SPDR Fund		465,101	48,072,839
Invesco Senior Loan ETF		1,801,871	39,695,218
iShares China Large-Cap ETF(f)(g)		870,736	35,299,638

24

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(f)(g)		1,361	$119,550
iShares iBoxx $ Investment Grade Corporate Bond ETF(f)(g)		27,149	3,692,536
iShares Latin America 40 ETF(f)(g)		371,046	11,020,066
iShares MSCI Brazil ETF(f)(g)		546,066	20,422,868
iShares MSCI Emerging Markets ETF(f)(g)		56,435	2,912,046
iShares MSCI Japan ETF(f)(g)		231,405	15,529,590
iShares Nasdaq Biotechnology ETF(f)(g)		19,698	3,265,534
iShares S&P 500 Value ETF(f)(g)		227,346	33,831,358
KraneShares Bosera MSCI China A ETF, Class A		171,614	7,709,759
KraneShares CSI China Internet ETF		582,360	29,385,886
SPDR Bloomberg Barclays High Yield Bond ETF		53,105	5,829,336
SPDR Gold Shares(e)(i)(j)		301,972	51,280,885
SPDR S&P Oil & Gas Exploration & Production ETF		206,841	17,126,435
United States Oil Fund LP(e)(j)		115,713	5,862,021
VanEck Vectors Semiconductor ETF		29,977	7,888,148

Total Investment Companies — 1.3% (Cost: $337,051,289)			367,882,339

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 2.0%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)	USD	4,330	4,584,580
Alen 2021-ACEN Mortgage Trust, Series 2021- ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.19%, 04/15/34(a)(b)		5,222	5,251,442
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(a)(b)		2,924	2,922,900
Arbor Multifamily Mortgage Securities Trust, 1.75%, 05/15/53(b)		1,650	1,394,730
BAMLL Commercial Mortgage Securities Trust 2015-200P, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	772,332
Bank 2017-BNK8, Series 2017-BNK8, Class B, 3.93%, 11/15/50(a)		1,551	1,716,635
Bank 2017-BNK9, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,990	2,230,544
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. LIBOR US + 1.05%), 1.14%, 11/25/35		417	396,441
Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.34%), 0.43%, 10/25/36		546	518,872
BBCMS Mortgage Trust(a)(b)
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.59%, 08/15/36		1,677	1,678,024
Series 2018-TALL, Class C, (1 mo. LIBOR US + 1.12%), 1.21%, 03/15/37		4,880	4,788,573
BBCMS Trust, Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.22%, 12/15/31(a)(b)		—(r)	37
Beast Mortgage Trust(a)(b)
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.19%, 04/15/36		4,655	4,662,440

Security		Par (000)	Value

United States (continued)
Beast Mortgage Trust(a)(b) (continued)
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.44%, 04/15/36.	USD	5,803	$5,812,272
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.69%, 04/15/36.		5,329	5,337,536
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.19%, 04/15/36.		4,614	4,621,385
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 2.99%, 04/15/36.		4,410	4,421,016
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.89%, 04/15/36.		4,993	5,005,486
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 5.00%, 04/15/36.		3,541	3,549,856
Benchmark 2021-B23 Mortgage Trust, Series 2021- B23, Class XA, 1.28%, 02/15/54(a)		55,036	5,223,640
Benchmark 2021-B25 Mortgage Trust, Series 2021- B25, Class XA, 1.11%, 04/15/54(a)		29,145	2,528,036
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.58%, 04/15/54		5,050	5,353,214
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.34%, 07/15/35(a)(b)		6,720	6,724,201
BHMS 2018-ATLS, Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 1.99%, 07/15/35(a)(b)		1,583	1,583,416
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,934,739
BX 2021-MFM1, Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.34%, 01/15/34(a)(b)		3,160	3,159,997
BX Commercial Mortgage Trust(b)
Series 2018-BIOA, Class B, (1 mo. LIBOR US + 0.87%), 0.96%, 03/15/37(a)		649	650,004
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.41%, 03/15/37(a)		1,300	1,303,238
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.04%, 03/15/37(a)		8,820	8,842,419
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.56%, 03/15/37(a)		7,721	7,743,068
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.14%, 11/15/35(a)		3,821	3,828,007
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.01%, 10/15/36(a)		2,163	2,167,431
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.39%, 10/15/36(a)		8,423	8,448,955
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.74%, 10/15/36(a)		13,987	14,026,678
Series 2020-BXLP, Class D, (1 mo. LIBOR US + 1.25%), 1.34%, 12/15/36(a)		2,108	2,110,417
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.09%, 12/15/36(a)		1,848	1,849,967
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.59%, 12/15/36(a)		2,986	2,989,299
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,517,751
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 3.34%, 10/15/37(a)		1,500	1,502,850
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.00%, 02/15/33(a)(d)		22,496	22,496,000
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.24%, 02/15/33(a)(d)		13,191	13,191,000

25

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(b) (continued)
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.34%, 02/15/33(a)(d)	USD	8,710	$8,710,000
BX Commercial Mortgage Trust 2021-VINO,
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 2.90%, 05/15/38(a)(b)		12,592	12,607,729
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	9,150,364
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	12,572,837
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.09%, 01/15/34.		4,900	4,933,782
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.89%, 06/15/38		17,100	17,227,610
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.24%, 12/15/37(a)(b)		2,181	2,187,734
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	941,360
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,060	1,099,913
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)		1,178	1,215,696
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class D, 5.09%, 03/10/47(a)(b)		1,197	1,281,262
Series 2014-GC23, Class AS, 3.86%, 07/10/47		5,552	5,977,166
Citigroup COmmercial Mortgage Trust, Series 2018- C6, Class A4, 4.41%, 11/10/51		2,000	2,362,889
COMM 2014-CCRE17 Mortgage Trust, Series 2014- CR17, Class C, 4.78%, 05/10/47(a)		1,959	2,082,205
COMM Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		3,956	4,229,424
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.44%, 12/15/31(a)(b)		1,606	1,592,279
Credit Suisse Mortgage Capital Certificates(a)(b)
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 1.07%, 05/15/36		1,103	1,105,483
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.32%, 05/15/36		1,765	1,768,954
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 1.52%, 05/15/36		1,829	1,833,586
Series 2019-ICE4, Class D, (1 mo. LIBOR US + 1.60%), 1.69%, 05/15/36		5,897	5,913,642
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.24%, 05/15/36		5,411	5,427,956
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.74%, 05/15/36		8,135	8,179,405
CSAIL Commercial Mortgage Trust 4.65%, 11/15/48(a)		1,260	1,366,088
Series 2020-C19, Class A3, 2.56%, 03/15/53		11,759	12,353,880
CSMC 2020-NET, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		4,036	4,186,406
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class B, (1 mo. LIBOR US + 0.89%), 0.98%, 05/15/35		467	467,557
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.39%, 05/15/35		1,894	1,897,437

Security		Par (000)	Value

United States (continued)
DBWF 2018-GLKS Mortgage Trust, Series 2018- GLKS, Class B, (1 mo. LIBOR US + 1.35%), 1.44%, 12/19/30(a)(b)	USD	2,175	$2,174,637
DBWF Mortgage Trust, Series 2018-GLKS, Class C, (1 mo. LIBOR US + 1.75%), 1.84%, 12/19/30(a)(b)		1,650	1,650,047
Extended Stay America Trust(a)(b)(c)
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.34%, 07/15/38		15,400	15,520,554
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.94%, 07/15/38		9,970	10,063,694
Freddie Mac(a)(b)
Series 2021-DNA2, Class B1, (30 day SOFR + 3.40%), 3.45%, 08/25/33		2,381	2,451,491
Series 2021-DNA2, Class B2, (30 day SOFR + 6.00%), 6.05%, 08/25/33		2,151	2,372,989
Series 2021-DNA3, Class B1, (30 day SOFR + 3.50%), 3.55%, 10/25/33		5,537	5,746,033
Series 2021-HQA1, Class B1, (30 day SOFR + 3.00%), 3.05%, 08/25/33		4,104	4,121,955
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 5.05%, 08/25/33		2,457	2,488,797
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.44%, 02/15/38(a)(b)		810	810,728
GS Mortgage Securities Corp. II, Series 2021- ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.24%, 05/15/26(a)(b)		1,480	1,481,385
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	4,673,926
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(a)(b)		4,428	568,779
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	915,244
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.09%, 07/15/36(a)(b)		6,311	6,238,762
JP Morgan Chase Commercial Mortgage Securities Corp.(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.54%, 04/15/38.		7,630	7,672,904
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 3.04%, 04/15/38.		8,020	8,070,135
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT, Class DFL, (1 mo. LIBOR US + 2.25%), 2.60%, 07/05/33(a)		1,253	1,254,995
Series 2018-WPT, Class DFX, 5.35%, 07/05/33		2,168	2,281,119
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4, Class A5, 4.03%, 03/10/52		4,308	4,976,257
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.44%, 03/15/38(a)(b)		15,217	15,264,529
MHC Commercial Mortgage Trust 2021-MHC(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 2.19%, 04/15/38.		15,980	16,094,850
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 2.69%, 04/15/38.		12,280	12,364,583

26

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
MHP 2021-STOR, Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 2.85%, 07/15/38(a)(b)(c)	USD	3,936	$3,950,726
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class C, 4.34%, 05/15/48(a)		647	686,864
Series 2016-C32, Class A4, 3.72%, 12/15/49		3,377	3,783,999
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	2,407,155
Series 2020-L4, Class A3, 2.70%, 02/15/53		2,855	3,043,526
PKHL Commercial Mortgage Trust 2021-MF, Series 2021-MF, Class F, (1 mo. LIBOR US + 3.35%), 3.46%, 07/15/38(a)(b)		1,881	1,884,474
STWD Trust 2021-FLWR, Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 2.02%, 07/15/36(a)(b)		3,290	3,283,757
TPGI Trust, Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.09%, 06/15/26(a)(b)		3,598	3,598,511
TVC DSCR, 0.00%, 02/01/51(d)(l)		14,989	15,805,396
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,264,629
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.04%, 08/10/49(a)(b)		1,766	1,806,509
VMC Finance LLC, Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.10%), 1.19%, 06/16/36(a)(b)		6,033	6,045,673
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	2,226,914
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,508,816
Series 2017-C38, Class C, 3.90%, 07/15/50		1,305	1,407,346
Series 2017-C41, Class B, 4.19%, 11/15/50		3,149	3,427,983
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	2,428,207
Series 2020-C58, Class XA, 1.88%, 07/15/53		31,774	4,370,804
Series 2021-C59, Class XA, 1.56%, 04/15/54		25,197	2,952,644
Western Alliance Bank, 1.00%, 12/30/24		33,610	33,578,172

Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost: $537,199,428)			544,232,570

		Beneficial Interest (000)

Other Interests

Canada — 0.1%
Sprott Private Resource Streaming and Royalty, LP(d)	USD	21,279,646	25,144,030

Total Other Interests — 0.1% (Cost: $21,471,327)			25,144,030

		Par (000)

Preferred Securities

Capital Trusts — 0.2%(a)

Colombia — 0.0%
Banco Davivienda SA, 6.65%(b)(n)	USD	699	733,950

Security		Par (000)	Value

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 5.00%(n)	USD	1,139	$1,146,119

Mexico — 0.0%
Banco Mercantil del Norte SA, 6.75%(b)(n)		1,728	1,848,744
BBVA Bancomer SA, 5.13%, 01/18/33		1,744	1,798,500
Cemex SAB de CV, 5.13%(b)(n)		1,186	1,236,180

			4,883,424

Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(n)		1,139	1,201,147

Thailand(n) — 0.0%
Kasikornbank PCL, 5.28%		3,000	3,176,812
TMBThanachart Bank PCL, 4.90%		1,139	1,154,519

			4,331,331

United States — 0.2%
American Express Co., Series C, 3.40%(n)		9,039	9,061,084
Morgan Stanley, Series H, 3.74%(n)		10,558	10,600,231
NWD Finance BVI Ltd., 4.13%(n)		3,046	3,068,845
Prudential Financial, Inc.
5.63%, 06/15/43		5,623	6,025,047
5.88%, 09/15/42		8,044	8,478,383
USB Capital IX, 3.50%(n)		3,935	3,881,803

			41,115,393

			53,411,364

		Shares

Preferred Stocks — 2.5%

Brazil — 0.1%
Itau Unibanco Holding SA, Preference Shares		997,172	5,801,241
Neon Payments Ltd.(d)		29,577	10,719,888

			16,521,129

Germany — 0.4%
Porsche Automobil Holding SE, Preference Shares		126,660	13,708,557
Sartorius AG, Preference Shares		588	355,689
Volkswagen AG, Preference Shares		268,090	65,298,807
Volocopter GMBH, (Acquired 03/03/21, Cost: $22,418,516)(d)(h)		4,218	22,391,812

			101,754,865

India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(d)(h)		4,047	14,322,546

United Kingdom(d)(h) — 0.1%
Exscientia Ltd.
Series C-1, (Acquired 02/24/21, Cost: $10,369,926)		5,922	20,739,851
Series D-1, (Acquired 04/29/21, Cost: $5,183,212)		1,480	5,183,211

			25,923,062

United States — 1.9%
Aptiv PLC, Series A, 06/15/23(o)		132,372	24,854,167
Arrival Ltd., (Acquired 03/23/21, Cost: $31,714,916)(h)		4,373,837	55,462,550
Becton Dickinson and Co., Series B, 06/01/23(o)		509,265	28,630,878
Boston Scientific Corp., Series A, 06/01/23(o)		88,689	10,896,331

27

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $17,069,096)(d)(h)	31,603	$17,069,096
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $34,233,056)(d)(h)	312,419	52,522,596
Cash Mandatory Exchangeable Trust, 06/01/23(b)(o)	34,289	42,979,204
Cruise, Series G, (Acquired 03/25/21, Cost: $9,841,593)(d)(h)	373,495	9,968,582
Databricks, Inc.(d)(h)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	274,046	50,720,434
Series G, (Acquired 02/01/21, Cost: $13,141,188)	74,090	13,712,577
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $11,638,040)(d)(h)	1,914,819	12,829,287
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(d)(h)	1,423,565	8,342,091
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $8,907,002)(d)(h)	269,447	12,214,032
Grand Rounds, Inc.(d)(h)
Series C, (Acquired 03/31/15, Cost: $26,357,523)	9,493,075	31,232,217
Series D, (Acquired 05/01/18, Cost: $4,824,038)	1,990,402	6,488,711
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $11,778,091)(d)(h)	6,458,349	11,625,028
Loadsmart, Inc., Series C, (Acquired 10/05/20, Cost: $10,694,460)(d)(h)	1,250,814	15,435,045
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(d)(h)	4,459,883	50,931,864
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,221)(d)(h)	892,159	6,405,702
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(d)(h)	200,937	5,270,577
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(d)(h)	399,649	9,167,948
SambaNova Systems, Inc.(d)(h) (Acquired 04/09/21, Cost: $6,878,356)	72,390	6,878,498
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	20,952,195
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(d)(h)	252,991	3,799,925
Zero Mass Water, Inc., Series C-1, (Acquired 05/07/20, Cost: $8,796,956)(d)(h)	558,055	10,441,209

		518,830,744

		677,352,346

Trust Preferreds — 0.1%

United States — 0.1%
Citigroup Capital XIII, 6.50%, 10/30/40(a)	629,905	17,460,967

Security		Shares	Value

United States (continued)
GMAC Capital Trust I, Series 2, 5.94%, 02/15/40(a)		49,107	$1,307,719
Wells Fargo & Co., Series L, 7.50%(n)(o)		5,825	8,810,371

			27,579,057

Total Preferred Securities — 2.8% (Cost: $615,055,817)			758,342,767

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.0%
Uniform Mortgage-Backed Securities, Series 2020-
DNA6, Class B1, (30 day SOFR + 3.00%), 3.05%, 12/25/50(a)(b)	USD	2,200	2,217,677

Mortgage-Backed Securities — 2.1%
Freddie Mac, Series K116, Class X1, 1.43%, 07/25/30(a)		7,789	857,754
Freddie Mac Structured Pass-Through Certificates(a)
Series K105, Class X1, 1.52%, 03/25/53		36,005	4,112,935
Series K109, Class X1, 1.58%, 04/25/30		15,166	1,818,347
Series K110, Class X1, 1.70%, 04/25/30		13,170	1,680,385
Series K120, Class X1, 1.04%, 10/25/30		50,348	4,173,419
Uniform Mortgage-Backed Securities
1.36%, 12/25/29		8,414	766,338
2.50%, 08/12/51(s)		519,660	541,319,263
Class A2, 3.70%, 09/25/30(a)		2,165	2,575,547
Series KW09, Class X1, 0.80%, 05/25/29(a)		58,290	3,058,440

			560,362,428

Total U.S. Government Sponsored Agency Securities — 2.1% (Cost: $561,617,593)			562,580,105

		Shares

Warrants

Brazil — 0.0%
Neon Payments Ltd. - T2(d)		9,858	64,767

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp., Class A(e)		65,280	192,321

Switzerland — 0.0%
Cie Financiere Richemont SA, (Expires 11/22/23)(e)		4,654	3,391

United States — 0.1%
Cano Health, Inc. (Expires 06/03/2026)(e)		268,681	773,801
Crown Proptech Acquisitions Pvt Ltd.(d)		271,336	189,935
EVgo, Inc.(e)		146,070	401,693
GPRE		1,464,976	31,242,444
Israel Amplify Program Corp.(d)		408,864	617,385
Latch, Inc. (Expires 06/04/2026)(e)		111,795	433,765

28

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Reinvent Technology Partners Z, Class A(e)		123,393	$203,598
Rotor Acqusition Ltd.(d)		99,523	120,423
Tortoise Acquisition Corp. II(e)		150,460	279,856
Zero Mass Water, Inc., Series C-1, (Acquired 05/08/20, Cost: $0)(d)(h)		558,055	1,596,037

			35,858,937

Total Warrants — 0.1% (Cost: $4,386,360)			36,119,416

Total Long-Term Investments — 98.0% (Cost: $20,029,805,376)			26,637,433,688

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		391,046,161	391,046,161
SL Liquidity Series, LLC, Money Market Series, 0.12%(f)(g)		145,161,723	145,205,272

			536,251,433

		Par (000)

Time Deposits — 0.1%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.01%, 08/04/21	CAD	4,291	3,439,752

Europe — 0.1%
BNP Paribas, Paris, (0.78%), 08/04/21	EUR	23,272	27,606,802

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., Hongkong, 0.00%, 08/02/21	HKD	3,012	387,598

Japan — 0.0%
Sumitomo Bank, Tokyo, (0.28%), 08/04/21	JPY	162,228	1,478,770

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 08/04/21	GBP	167	232,644

United States — 0.0%
Sumitomo Bank, Tokyo, 0.10%, 08/02/21	USD	6,214	6,213,811

			39,359,377

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 2.00%, 11/15/21(j)(t)		75,000	75,416,752

Total Short-Term Securities — 2.4% (Cost: $651,018,980)			651,027,562

Options Purchased — 0.6% (Cost: $162,655,826)			138,222,870

Total Investments Before Options Written — 101.0% (Cost: $20,843,480,182)			27,426,684,120

Security	Shares	Value

Investments Sold Short

Common Stocks

United States — (0.5)%
Appian Corp.(e)	(197,477)	$(22,992,247)
DoorDash, Inc., Class A(e)	(102,917)	(17,937,404)
Hershey Co.	(48,247)	(8,630,424)
JM Smucker Co.	(51,256)	(6,720,174)
Nordstrom, Inc.(e)	(78,442)	(2,596,430)
Snowflake, Inc., Class A(e)	(73,736)	(19,593,130)
Tesla, Inc.(e)	(22,136)	(15,211,859)
Walgreens Boots Alliance, Inc.	(764,669)	(36,054,143)

Total Investments Sold Short — (0.5)% (Proceeds: $(134,278,865))		(129,735,811)

Options Written — (0.2)% (Premiums Received: $(81,859,078))		(52,114,384)

Total Investments, Net of Options Written — 100.3% (Cost: $20,627,342,239)		27,244,833,925

Liabilities in Excess of Other Assets — (0.3)%		(77,568,487)

Net Assets — 100.0%		$27,167,265,438

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $930,253,533, representing 3.4% of its net assets as of period end, and an original cost of $663,361,310.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	All or a portion of the security is held by a wholly-owned subsidiary.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Perpetual security with no stated maturity date.
(o)	Convertible security.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Rounds to less than 1,000.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged in connection with outstanding futures contracts.

29

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Par/Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
Bio City Development Co. BV	$13,211,730	$—		$—	$—	$(1,943,730)	$11,268,000	140,850,000	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	182,812,980	208,233,181	(a)	—	—	—	391,046,161	391,046,161	11,759		—
iShares China Large-Cap ETF	21,369,605	17,981,481		—	—	(4,051,449)	35,299,637	870,736	69,732		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,560,591	44,322,561		(44,224,456)	(131,196)	165,036	3,692,536	27,149	20,763		—
iShares iBoxx USD High Yield Corporate Bond ETF	130,740,288	—		(129,940,601)	12,272,155	(12,952,292)	119,550	1,361	830,026		—
iShares Latin America 40 ETF	10,530,285	—		—	—	489,781	11,020,066	371,046	140,239		—
iShares MSCI Brazil ETF	7,878,674	13,209,898		—	—	(665,704)	20,422,868	546,066	341,873		—
iShares MSCI Emerging Markets ETF	3,046,361	—		—	—	(134,315)	2,912,046	56,435	13,590		—
iShares MSCI Japan ETF	—	15,705,319		—	—	(175,729)	15,529,590	231,405	—		—
iShares Nasdaq Biotechnology ETF	3,046,099	—		—	—	219,435	3,265,534	19,698	458		—
iShares Russell 2000 ETF(b)	174,659,694	—		(164,717,254)	37,791,496	(47,733,936)	—	—	—		—
iShares S&P 500 Value ETF	33,281,181	—		—	—	550,177	33,831,358	227,346	120,908		—
Quintis Australia Pty. Ltd.	85,418,997	—		—	—	4,025	85,418,997	85,418,997	1,601,606		—
Quintis Australia Pty. Ltd.	82,684,528	—		—	—	65,368	82,684,528	82,684,528	—		—
Quintis HoldCo Pty. Ltd.	37,734,907	—		—	—	7,198,828	44,933,735	43,735,802	—		—
SL Liquidity Series, LLC, Money Market Series	—	145,205,272	(a)	—	—	—	145,205,272	145,161,723	486,557	(c)	—

					$49,932,455	$(58,964,505)	$886,649,878		$3,637,511		$—

(a)	Represents net amount purchased (sold).

(b)	As of period end, the entity is no longer held.

(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures(a)	54	08/27/21	$10,788	$369,137
30-Year Euro Buxl Bond	160	09/08/21	40,815	2,861,538
Euro BTP	3,148	09/08/21	576,130	14,479,856
Euro Bund	2,400	09/08/21	502,695	7,958,513
10-Year Japanese Government Treasury Bonds	218	09/13/21	302,643	1,171,275
10-Year Australian Treasury Bonds	3,815	09/15/21	407,061	10,409,587
DAX Index	94	09/17/21	43,346	(594,037)
FTSE/MIB Index	314	09/17/21	47,225	(318,546)
MSCI Emerging Markets Index	505	09/17/21	32,262	(2,364,435)
Russell 2000 E-Mini Index	2,542	09/17/21	282,365	(13,869,395)
10-Year U.S. Treasury Note	3,202	09/21/21	430,769	2,475,212
U.S. Long Bond	717	09/21/21	118,283	5,712,667
U.S. Ultra T-Bond	1,484	09/21/21	296,336	2,715,861
5-Year U.S. Treasury Note	26,047	09/30/21	3,242,445	16,516,350

				47,523,583

Short Contracts
Nikkei 225 Yen-Denominated	27	09/09/21	3,378	172,794
SPI 200 Index	35	09/16/21	4,687	(12,912)
Euro Stoxx 50 Index	445	09/17/21	21,580	(372,445)

30

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
FTSE 100 Index	21	09/17/21	$2,034	$38,415
NASDAQ 100 E-Mini Index	2,575	09/17/21	770,221	(49,931,408)
S&P 500 E-Mini Index	16,479	09/17/21	3,616,729	(87,820,578)
10-Year U.S. Ultra Long Treasury Note	6,892	09/21/21	1,036,708	(33,241,050)
Long Gilt	1,247	09/28/21	224,969	(4,325,429)
2-Year U.S. Treasury Note	17,541	09/30/21	3,870,668	(3,126,223)

				(178,618,836)

				$(131,095,253)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	594,608	USD	826,353	Citibank N.A.	08/05/21	$156
GBP	55,929,392	USD	77,729,204	Citibank N.A.	08/05/21	13,021
USD	107,779,598	HKD	837,053,000	Bank of America N.A.	08/05/21	66,434
USD	809,902	HKD	6,290,000	UBS AG	08/05/21	496
USD	68,636,533	EUR	57,444,000	JPMorgan Chase Bank N.A.	08/12/21	481,795
USD	108,098,222	HKD	839,547,000	BNP Paribas S.A.	08/12/21	62,875
USD	926,934	HKD	7,199,000	UBS AG	08/12/21	545
USD	136,489,766	EUR	114,260,940	BNP Paribas S.A.	08/20/21	903,327
USD	116,643	SEK	964,000	HSBC Bank USA N.A.	08/26/21	4,639
USD	79,198,823	SEK	654,429,000	Morgan Stanley & Co. International PLC	08/26/21	3,162,756
USD	54,711,841	BRL	279,769,000	Citibank N.A.	09/09/21	1,261,813
USD	242,427	CNH	1,556,859	Citibank N.A.	09/09/21	2,320
USD	52,108,605	CNH	334,630,000	HSBC Bank USA N.A.	09/09/21	500,139
USD	13,467,000	BRL	68,439,294	Citibank N.A.	09/10/21	393,305
USD	2,166,558	EUR	1,774,000	UBS AG	09/16/21	60,334
USD	337,657	INR	24,870,140	BNP Paribas S.A.	09/17/21	4,947
USD	16,211,065	INR	1,194,026,000	BNP Paribas S.A.	09/17/21	237,528
GBP	40,814,406	EUR	47,642,000	BNP Paribas S.A.	09/24/21	166,136
JPY	4,403,488,870	EUR	33,214,000	Citibank N.A.	09/24/21	715,087
JPY	32,880,596	EUR	248,000	JPMorgan Chase Bank N.A.	09/24/21	5,348
USD	3,873,725	EUR	3,259,910	UBS AG	09/24/21	2,688
JPY	11,024,095,000	USD	99,692,939	BNP Paribas S.A.	10/07/21	847,252
JPY	11,232,026,000	USD	101,558,373	BNP Paribas S.A.	10/07/21	878,156
JPY	74,268,000	USD	671,545	JPMorgan Chase Bank N.A.	10/07/21	5,782
INR	2,038,701,000	USD	27,035,248	Citibank N.A.	10/14/21	154,381
JPY	7,317,418,755	EUR	56,077,000	JPMorgan Chase Bank N.A.	10/14/21	122,857
JPY	265,823,042	EUR	2,037,529	Morgan Stanley & Co. International PLC	10/14/21	3,993
JPY	41,853,901	USD	378,738	JPMorgan Chase Bank N.A.	10/14/21	2,992
JPY	14,564,660,000	USD	131,810,778	JPMorgan Chase Bank N.A.	10/14/21	1,027,030
USD	54,954,217	EUR	46,203,442	JPMorgan Chase Bank N.A.	10/14/21	67,329
JPY	11,077,690,000	USD	100,255,306	Barclays Bank PLC	10/15/21	780,212
JPY	181,230,068	USD	1,639,975	JPMorgan Chase Bank N.A.	10/15/21	12,957
GBP	68,320,000	USD	94,137,383	Goldman Sachs International	10/21/21	844,444
MXN	16,446,904	USD	813,963	Goldman Sachs International	10/21/21	3,326
MXN	1,198,489,000	USD	59,308,117	Goldman Sachs International	10/21/21	247,855
EUR	67,089,000	USD	79,307,517	Citibank N.A.	10/28/21	411,752
JPY	15,477,110,000	USD	140,695,628	Morgan Stanley & Co. International PLC	10/28/21	480,224

						13,936,231

JPY	7,966,385,000	USD	73,231,893	JPMorgan Chase Bank N.A.	08/05/21	(614,502)
USD	75,869,165	CNH	495,107,000	BNP Paribas S.A.	08/05/21	(703,747)
EUR	44,649,293	USD	53,664,137	JPMorgan Chase Bank N.A.	08/06/21	(695,875)
JPY	8,442,467,000	USD	77,340,376	JPMorgan Chase Bank N.A.	08/06/21	(382,761)

31

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	128,079,000	USD	1,173,351	UBS AG	08/06/21	$(5,842)
USD	43,939,040	CNH	286,742,000	HSBC Bank USA N.A.	08/06/21	(404,943)
USD	2,127,058	CNH	13,882,000	UBS AG	08/06/21	(19,761)
USD	52,879,077	EUR	44,649,293	JPMorgan Chase Bank N.A.	08/06/21	(89,184)
IDR	130,341,591,930	USD	9,048,358	Goldman Sachs International	08/11/21	(23,536)
IDR	134,291,337,140	USD	9,319,315	Goldman Sachs International	08/11/21	(21,014)
IDR	130,341,591,930	USD	9,040,199	HSBC Bank USA N.A.	08/11/21	(15,377)
EUR	135,376,639	USD	164,626,536	Citibank N.A.	08/12/21	(4,008,207)
JPY	319,596,000	USD	2,947,176	JPMorgan Chase Bank N.A.	08/12/21	(33,765)
JPY	10,345,355,000	USD	95,349,333	JPMorgan Chase Bank N.A.	08/12/21	(1,041,942)
EUR	106,563,417	USD	129,545,310	Citibank N.A.	08/13/21	(3,110,139)
AUD	86,808,437	USD	67,388,782	BNP Paribas S.A.	08/19/21	(3,679,478)
JPY	9,280,107,000	USD	85,039,038	Deutsche Bank AG	08/19/21	(437,882)
JPY	146,569,000	USD	1,343,042	JPMorgan Chase Bank N.A.	08/19/21	(6,860)
KRW	61,754,701,943	USD	54,815,109	Citibank N.A.	08/19/21	(1,270,067)
AUD	73,968,050	USD	57,069,916	JPMorgan Chase Bank N.A.	08/20/21	(2,784,013)
EUR	114,260,940	USD	139,611,055	Barclays Bank PLC	08/20/21	(4,024,616)
KRW	60,809,150,000	USD	53,918,381	JPMorgan Chase Bank N.A.	08/24/21	(1,197,570)
KRW	61,393,627,000	USD	54,644,973	Morgan Stanley & Co. International PLC	08/25/21	(1,418,312)
AUD	15,531,502	USD	12,051,649	JPMorgan Chase Bank N.A.	08/26/21	(652,611)
JPY	5,872,740,000	USD	53,603,838	Deutsche Bank AG	08/26/21	(62,765)
JPY	40,281,000	USD	367,682	JPMorgan Chase Bank N.A.	08/26/21	(445)
AUD	52,148,854	USD	40,348,611	JPMorgan Chase Bank N.A.	08/27/21	(2,074,821)
AUD	58,057,577	USD	44,542,749	JPMorgan Chase Bank N.A.	09/02/21	(1,931,187)
JPY	12,932,773,238	USD	118,225,430	JPMorgan Chase Bank N.A.	09/09/21	(305,771)
BRL	68,996,828	USD	13,467,000	Goldman Sachs International	09/10/21	(286,802)
EUR	1,774,000	USD	2,151,392	BNP Paribas S.A.	09/16/21	(45,168)
CAD	59,581,000	USD	48,421,323	Deutsche Bank AG	09/23/21	(665,374)
USD	94,286,605	CNH	614,512,946	JPMorgan Chase Bank N.A.	09/23/21	(368,958)
USD	20,078,827	CNH	130,888,089	UBS AG	09/23/21	(82,320)
USD	135,612,922	CNH	881,660,293	HSBC Bank USA N.A.	09/24/21	(180,198)
USD	67,476,135	CNH	438,779,422	UBS AG	09/30/21	(68,541)
USD	104,672,011	CNH	682,562,000	HSBC Bank USA N.A.	10/08/21	(329,173)
BRL	42,586,300	USD	8,281,277	Citibank N.A.	10/14/21	(183,072)
JPY	9,366,064,000	USD	85,646,249	JPMorgan Chase Bank N.A.	10/14/21	(222,531)
USD	2,393,970	BRL	12,724,000	Citibank N.A.	10/14/21	(25,624)
USD	94,937,113	CNH	619,996,307	HSBC Bank USA N.A.	10/15/21	(392,272)
JPY	7,514,494,702	USD	68,572,111	JPMorgan Chase Bank N.A.	10/21/21	(31,854)
JPY	9,317,882,836	USD	85,020,732	JPMorgan Chase Bank N.A.	10/22/21	(30,951)
USD	60,745,718	NOK	548,099,000	JPMorgan Chase Bank N.A.	10/22/21	(1,293,458)
JPY	12,256,400,262	EUR	94,178,000	Deutsche Bank AG	10/28/21	(110,225)
USD	138,555,696	EUR	117,083,654	Citibank N.A.	10/28/21	(570,292)
USD	40,950,488	EUR	34,525,430	JPMorgan Chase Bank N.A.	10/29/21	(75,542)

						(35,979,348)

						$(22,043,117)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	18,211	08/06/21	USD	441.00	USD	798,571	$2,795,388
SPDR S&P 500 ETF Trust	34,190	08/16/21	USD	445.00	USD	1,499,266	4,666,935
Amazon.com, Inc.	85	08/20/21	USD	3,600.00	USD	28,285	96,475
Comcast Corp., Class A	1,456	08/20/21	USD	57.50	USD	8,566	296,296
CommScope Holding Co., Inc.	430	08/20/21	USD	25.00	USD	910	6,450
ConocoPhillips	4,520	08/20/21	USD	65.00	USD	25,339	63,280
Daimler AG	2,669	08/20/21	EUR	85.00	EUR	20,092	42,742
Energy Select Sector SPDR Fund	21,398	08/20/21	USD	60.00	USD	105,685	53,495
Freeport-McMoRan, Inc.	2,116	08/20/21	USD	41.00	USD	8,062	113,206

32

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
L Brands, Inc.	3,825	08/20/21	USD	80.00	USD	30,627	$1,606,500
Las Vegas Sands Corp.	704	08/20/21	USD	65.00	USD	2,981	3,872
Mastercard, Inc., Class A	678	08/20/21	USD	375.00	USD	26,167	1,067,850
salesforce.com, Inc.	720	08/20/21	USD	250.00	USD	17,419	155,520
SPDR S&P 500 ETF Trust	5,350	08/20/21	USD	440.00	USD	234,603	2,479,725
Trane Technologies PLC	270	08/20/21	USD	190.00	USD	5,497	409,050
VanEck Vectors Semiconductor ETF	2,735	08/20/21	USD	275.00	USD	71,969	389,738
Wells Fargo & Co.	6,315	08/20/21	USD	45.00	USD	29,011	1,045,132
Western Digital Corp.	856	08/20/21	USD	95.00	USD	5,558	14,124
Western Digital Corp.	1,737	08/20/21	USD	85.00	USD	11,278	29,529
Western Digital Corp.	1,077	08/20/21	USD	73.00	USD	6,993	94,776
Western Digital Corp.	966	08/20/21	USD	71.00	USD	6,272	117,852
Zscaler, Inc.	747	08/20/21	USD	220.00	USD	17,622	1,359,540
Advance Auto Parts, Inc.	529	09/17/21	USD	210.00	USD	11,218	515,775
Alphabet Inc., Class C	113	09/17/21	USD	2,800.00	USD	30,560	463,865
Apple, Inc.	3,882	09/17/21	USD	155.00	USD	56,623	625,002
Carrier Global Corp.	3,398	09/17/21	USD	47.00	USD	18,774	2,922,280
Charter Communications, Inc., Class A	558	09/17/21	USD	780.00	USD	41,518	491,040
Charter Communications, Inc., Class A	380	09/17/21	USD	760.00	USD	28,274	630,800
Comcast Corp., Class A	7,157	09/17/21	USD	60.00	USD	42,105	851,683
D.R. Horton, Inc.	1,682	09/17/21	USD	95.00	USD	16,051	761,105
Deere & Co.	183	09/17/21	USD	380.00	USD	6,617	135,420
Facebook, Inc., Class A	1,561	09/17/21	USD	375.00	USD	55,618	944,405
FedEx Corp.	596	09/17/21	USD	310.00	USD	16,685	103,704
Freeport-McMoRan, Inc.	2,246	09/17/21	USD	40.00	USD	8,557	370,590
Illinois Tool Works, Inc.	1,076	09/17/21	USD	250.00	USD	24,390	40,350
iShares China Large-Cap ETF	10,266	09/17/21	USD	45.00	USD	41,618	189,921
iShares China Large-Cap ETF	15,565	09/17/21	USD	43.00	USD	63,101	832,727
JPMorgan Chase & Co.	2,369	09/17/21	USD	155.00	USD	35,957	835,072
Lions Gate Entertainment Corp.	891	09/17/21	USD	25.00	USD	1,339	22,275
Mastercard, Inc., Class A	944	09/17/21	USD	390.00	USD	36,433	1,172,920
Mastercard, Inc., Class A	1,486	09/17/21	USD	380.00	USD	57,351	2,626,505
Societe Generale SA	6,581	09/17/21	EUR	26.00	EUR	16,272	554,276
SPDR S&P 500 ETF Trust	21,398	09/17/21	USD	450.00	USD	938,324	6,815,263
SPDR S&P 500 ETF Trust	24,369	09/17/21	USD	440.00	USD	1,068,605	20,104,425
Vinci S.A	1,849	09/17/21	EUR	100.00	EUR	16,495	46,061
Wells Fargo & Co.	6,220	09/17/21	USD	45.00	USD	28,575	1,467,920
Apple, Inc.	1,847	10/15/21	USD	155.00	USD	26,940	528,242
Constellation Brands, Inc., Class A	1,159	10/15/21	USD	245.00	USD	26,001	197,030
Facebook, Inc., Class A	1,436	10/15/21	USD	390.00	USD	51,165	825,700
iShares China Large-Cap ETF	26,796	10/15/21	USD	43.00	USD	108,631	2,103,486
Masco Corp.	1,809	10/15/21	USD	60.00	USD	10,802	416,070
Micron Technology, Inc.	3,494	10/15/21	USD	85.00	USD	27,106	821,090
Microsoft Corp.	1,072	10/15/21	USD	305.00	USD	30,542	300,696
Nucor Corp.	1,403	10/15/21	USD	110.00	USD	14,594	631,350
TE Connectivity Ltd.	646	10/15/21	USD	145.00	USD	9,527	474,810
Thermo Fisher Scientific, Inc.	233	10/15/21	USD	560.00	USD	12,582	321,540
Global Payments, Inc.	1,198	11/19/21	USD	200.00	USD	23,171	1,209,980
iShares China Large-Cap ETF	6,159	11/19/21	USD	45.00	USD	24,969	354,143
Parker-Hannifin Corp.	795	11/19/21	USD	340.00	USD	24,806	647,925
Williams-Sonoma, Inc.	1,480	11/19/21	USD	170.00	USD	22,452	1,065,600
Diamondback Energy, Inc.	1,384	12/17/21	USD	90.00	USD	10,675	747,360
Diamondback Energy, Inc.	2,311	12/17/21	USD	115.00	USD	17,825	410,203
SPDR S&P 500 ETF Trust	1,235	12/17/21	USD	360.00	USD	54,156	10,194,307
Caesars Entertainment, Inc.	802	01/21/22	USD	100.00	USD	7,006	553,380
Devon Energy Corp.	4,941	01/21/22	USD	28.00	USD	12,768	1,198,192
Devon Energy Corp.	4,007	01/21/22	USD	35.00	USD	10,354	370,648

							83,802,611

Put
Euro Stoxx 50	3,335	08/20/21	EUR	3,925.00	EUR	136,378	943,540
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700	08/20/21	USD	134.00	USD	104,728	165,550

33

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	25,530	08/20/21	USD	415.00	USD	1,119,516	$3,752,910
American Airlines Group, Inc.	627	09/17/21	USD	18.00	USD	1,278	40,128
Euro Stoxx 50	2,566	09/17/21	EUR	3,900.00	EUR	104,931	1,503,695
iShares iBoxx $ High Yield Corporate Bond ETF	20,231	09/17/21	USD	84.00	USD	177,709	566,468
iShares iBoxx $ High Yield Corporate Bond ETF	22,067	09/17/21	USD	86.00	USD	193,837	1,125,417
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700	09/17/21	USD	133.00	USD	104,728	396,550
PG&E Corp.	1,078	09/17/21	USD	8.00	USD	948	23,177
Lowe’s Cos., Inc.	1,383	10/15/21	USD	190.00	USD	26,649	1,096,027
90-Day Eurodollar, Futures	1,982	12/10/21	USD	99.37	USD	197	161,038
90-Day Eurodollar, Futures	16,622	12/10/21	USD	98.38	USD	1,641	3,532,175
Uber Technologies, Inc.	376	12/17/21	USD	25.00	USD	1,634	8,836

							13,315,511

							$97,118,122

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
AUD Currency	Down-and-out	HSBC Bank PLC	—	09/28/21	JPY	80.50	JPY	76.00	AUD	134,939	$675,932
S&P 500 ETF	Up-and-in	Morgan Stanley & Co. International PLC	31,978	10/15/21	USD	4,339.43	USD	4491.31	USD	140,552	1,329,706

											$2,005,638

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
D.R. Horton, Inc.	Citibank N.A.	279,671	08/20/21	USD	90.00	USD	26,689	$1,782,903
Euro Stoxx 50	Goldman Sachs International	11,140	08/20/21	EUR	4,250.00	EUR	45,555	161,213
Global Payments, Inc.	Citibank N.A.	291,929	08/20/21	USD	200.00	USD	56,462	1,284,488
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	25,552	08/20/21	EUR	675.00	EUR	17,219	410,599
PayPal Holdings, Inc.	BNP Paribas S.A.	114,290	08/20/21	USD	297.50	USD	31,490	132,757
Adidas AG	Barclays Bank PLC	42,362	09/17/21	EUR	330.00	EUR	12,967	163,192
Autodesk, Inc.	Nomura International PLC	143,793	09/17/21	USD	295.00	USD	46,176	4,436,946
Euro Stoxx 50	Credit Suisse International	9,284	09/17/21	EUR	4,150.00	EUR	37,965	654,547
United Rentals, Inc.	Credit Suisse International	45,200	09/17/21	USD	360.00	USD	14,896	250,860
Sanofi SA	Credit Suisse International	132,694	10/15/21	EUR	90.00	EUR	11,528	239,260
Unilever PLC	Credit Suisse International	419,713	10/15/21	EUR	49.77	EUR	20,394	712,711
Vodafone Group PLC, ADR	BNP Paribas S.A.	8,368,486	10/15/21	GBP	1.25	GBP	9,723	203,563
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.60	USD	64,305	282,814
Euro Stoxx 50	Credit Suisse International	9,284	11/19/21	EUR	4,200.00	EUR	37,965	904,506
Vodafone Group PLC, ADR	Goldman Sachs International	8,362,074	11/19/21	GBP	1.25	GBP	9,715	348,699
Amazon.com, Inc.	Citibank N.A.	10,155	06/17/22	USD	4,150.00	USD	33,792	1,085,062

								13,054,120

Put
iShares National Muni Bond ETF	Credit Suisse International	3,487	08/20/21	USD	113.00	USD	410	—
iShares National Muni Bond ETF	Credit Suisse International	3,497	08/20/21	USD	114.00	USD	411	—
USD Currency	Morgan Stanley & Co. International PLC	—	08/25/21	MXN	19.75	USD	100,193	611,576
USD Currency	Bank of America N.A.	—	08/26/21	RUB	72.50	USD	93,348	508,932
USD Currency	JPMorgan Chase Bank N.A.	—	08/26/21	ZAR	13.75	USD	73,767	38,285
USD Currency	Bank of America N.A.	—	09/09/21	BRL	5.20	USD	33,341	603,139
EUR Currency	Morgan Stanley & Co. International PLC	—	09/23/21	USD	1.17	EUR	653,094	2,007,720

								3,769,652

								$16,823,772

34

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)	Value

Call
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	1,685	10/15/21	USD 7,406	$464,533
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	1,685	10/29/21	USD 7,406	543,661

					$1,008,194

(a)	Option only pays if both terms are met on the expiration date.

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/26	1.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/18/21	NR	USD 55.00	USD	95,775	$36,058
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	08/18/21	NR	USD 108.50	USD	16,630	60,971
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/18/21	NR	USD 108.00	USD	11,315	28,721
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	08/18/21	NR	USD 108.00	USD	11,310	28,708
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	08/18/21	NR	USD 108.00	USD	11,745	29,813
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	08/18/21	NR	USD 108.00	USD	11,260	28,581
Sold Protection on 5-Year Credit Default Swap, 06/20/26	5.00%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21	NR	USD 108.00	USD	11,250	75,286

											$288,138

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund			Received by the Fund			Expiration	Exercise	Notional
Description	Rate		Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/01/31	3-Month LIBOR, 0.12%		Quarterly	1.10%	Semi-Annual	Goldman Sachs International	09/29/21	1.10%	USD	191,975	$897,091
10-Year Interest Rate Swap, 12/26/31	6-Month EURIBOR, (0.52%	)	Semi-Annual	0.07%	Annual	Goldman Sachs International	12/24/21	0.07	EUR	103,788	2,044,455
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.12%		Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	51,063	2,573,386
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.12%		Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	51,062	2,573,349
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.12%		Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30	USD	108,285	2,044,538
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.12%		Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	1,362,004	4,429,796

											14,562,615

Put
5-Year Interest Rate Swap, 11/10/26	1.15%		Semi-Annual	6-Month LIBOR, 0.15%	Quarterly	Citibank N.A.	11/08/21	1.15	USD	263,554	596,792

35

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48%	EUR	99,286	$1,356,278
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR	97,137	1,369,003
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR	90,274	1,269,235
10-Year Interest Rate Swap, 12/31/31	1.79%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	12/29/21	1.79	USD	129,735	664,794
1-Year Interest Rate Swap, 07/07/23	0.50%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	07/05/22	0.50	USD	1,488,580	1,160,289

										6,416,391

										$20,979,006

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Amazon.com, Inc.	169	08/20/21	USD	3,900.00	USD	56,236	$(54,503)
Capital One Financial Corp.	1,372	08/20/21	USD	160.00	USD	22,185	(696,290)
ConocoPhillips	4,520	08/20/21	USD	75.00	USD	25,339	(13,560)
Energy Select Sector SPDR Fund	32,099	08/20/21	USD	65.00	USD	158,537	(64,198)
Freeport-McMoRan, Inc.	2,116	08/20/21	USD	46.00	USD	8,062	(19,044)
Mastercard, Inc., Class A	1,356	08/20/21	USD	400.00	USD	52,333	(437,310)
UWM Holdings Corp., Class A	582	08/20/21	USD	12.50	USD	444	(2,910)
Western Digital Corp.	1,285	08/20/21	USD	100.00	USD	8,344	(14,135)
Western Digital Corp.	1,077	08/20/21	USD	80.00	USD	6,993	(31,233)
Western Digital Corp.	966	08/20/21	USD	76.00	USD	6,272	(51,198)
Zscaler, Inc.	747	08/20/21	USD	250.00	USD	17,622	(214,763)
Albemarle Corp.	733	09/17/21	USD	210.00	USD	15,103	(828,290)
Alphabet Inc., Class C	113	09/17/21	USD	3,000.00	USD	30,560	(88,140)
Apple, Inc.	3,882	09/17/21	USD	170.00	USD	56,623	(122,283)
Comcast Corp., Class A	7,157	09/17/21	USD	65.00	USD	42,105	(125,248)
Facebook, Inc., Class A	1,561	09/17/21	USD	405.00	USD	55,618	(247,418)
iShares China Large-Cap ETF	10,266	09/17/21	USD	48.00	USD	41,618	(41,064)
Mastercard, Inc., Class A	944	09/17/21	USD	415.00	USD	36,433	(351,640)
SPDR S&P 500 ETF Trust	21,398	09/17/21	USD	454.00	USD	938,324	(4,204,707)
Wells Fargo & Co.	6,220	09/17/21	USD	52.50	USD	28,575	(149,280)
Facebook, Inc., Class A	1,436	10/15/21	USD	415.00	USD	51,165	(323,100)
iShares China Large-Cap ETF	26,796	10/15/21	USD	46.00	USD	108,631	(562,716)
Lowe’s Cos., Inc.	1,383	10/15/21	USD	220.00	USD	26,649	(212,291)
Micron Technology, Inc.	3,494	10/15/21	USD	95.00	USD	27,106	(270,785)
Global Payments, Inc.	1,198	11/19/21	USD	220.00	USD	23,171	(557,070)
iShares China Large-Cap ETF	6,159	11/19/21	USD	49.00	USD	24,969	(80,067)
Diamondback Energy, Inc.	1,384	12/17/21	USD	130.00	USD	10,675	(134,940)
Diamondback Energy, Inc.	2,311	12/17/21	USD	135.00	USD	17,825	(179,103)
SPDR S&P 500 ETF Trust	2,674	12/17/21	USD	455.00	USD	117,258	(2,298,303)
Caesars Entertainment, Inc.	802	01/21/22	USD	130.00	USD	7,006	(141,553)
Devon Energy Corp.	4,007	01/21/22	USD	40.00	USD	10,354	(230,403)
Devon Energy Corp.	4,941	01/21/22	USD	38.00	USD	12,768	(358,222)

							(13,105,767)

Put
Amazon.com, Inc.	82	08/20/21	USD	2,800.00	USD	27,286	(27,962)
Comcast Corp., Class A	1,456	08/20/21	USD	52.50	USD	8,566	(17,472)
Daimler AG	2,669	08/20/21	EUR	70.00	EUR	20,092	(237,457)
Euro Stoxx 50	3,335	08/20/21	EUR	3,700.00	EUR	136,378	(371,877)

36

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Global Payments, Inc.	1,353	08/20/21	USD	170.00	USD	26,168	$(101,475)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700	08/20/21	USD	130.00	USD	104,728	(100,100)
Las Vegas Sands Corp.	1,408	08/20/21	USD	50.00	USD	5,963	(1,112,320)
Mastercard, Inc., Class A	678	08/20/21	USD	330.00	USD	26,167	(34,578)
salesforce.com, Inc.	720	08/20/21	USD	220.00	USD	17,419	(43,200)
ServiceNow, Inc.	569	08/20/21	USD	410.00	USD	33,451	(31,295)
SPDR S&P 500 ETF Trust	25,530	08/20/21	USD	395.00	USD	1,119,516	(1,570,095)
Trane Technologies PLC	270	08/20/21	USD	170.00	USD	5,497	(12,150)
Wells Fargo & Co.	6,315	08/20/21	USD	40.00	USD	29,011	(78,938)
Zscaler, Inc.	747	08/20/21	USD	190.00	USD	17,622	(26,145)
Advance Auto Parts, Inc.	529	09/17/21	USD	180.00	USD	11,218	(76,705)
Carrier Global Corp.	3,110	09/17/21	USD	43.00	USD	17,183	(38,875)
D.R. Horton, Inc.	1,682	09/17/21	USD	80.00	USD	16,051	(125,309)
Deere & Co.	183	09/17/21	USD	320.00	USD	6,617	(62,220)
EQT Corp.	8,593	09/17/21	USD	17.00	USD	15,803	(644,475)
Euro Stoxx 50	2,566	09/17/21	EUR	3,600.00	EUR	104,931	(634,657)
FedEx Corp.	596	09/17/21	USD	270.00	USD	16,685	(371,010)
Freeport-McMoRan, Inc.	2,246	09/17/21	USD	32.00	USD	8,557	(119,038)
Illinois Tool Works, Inc.	1,076	09/17/21	USD	200.00	USD	24,390	(99,530)
iShares iBoxx $ High Yield Corporate Bond ETF	20,231	09/17/21	USD	81.00	USD	177,709	(333,811)
iShares iBoxx $ High Yield Corporate Bond ETF	22,067	09/17/21	USD	83.00	USD	193,837	(496,507)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,700	09/17/21	USD	129.00	USD	104,728	(142,450)
Mastercard, Inc., Class A	944	09/17/21	USD	340.00	USD	36,433	(237,888)
Societe Generale SA	6,581	09/17/21	EUR	22.00	EUR	16,272	(312,268)
Vinci S.A.	1,849	09/17/21	EUR	85.00	EUR	16,495	(364,100)
Wells Fargo & Co.	6,220	09/17/21	USD	40.00	USD	28,575	(261,240)
Apple, Inc.	1,847	10/15/21	USD	130.00	USD	26,940	(338,001)
Constellation Brands, Inc., Class A	1,159	10/15/21	USD	200.00	USD	26,001	(281,057)
Facebook, Inc., Class A	957	10/15/21	USD	330.00	USD	34,098	(736,890)
Lowe’s Cos., Inc.	1,383	10/15/21	USD	175.00	USD	26,649	(459,847)
Masco Corp.	1,809	10/15/21	USD	55.00	USD	10,802	(185,423)
Microsoft Corp.	1,072	10/15/21	USD	255.00	USD	30,542	(304,984)
Nucor Corp.	1,403	10/15/21	USD	92.50	USD	14,594	(403,362)
TE Connectivity Ltd.	646	10/15/21	USD	125.00	USD	9,527	(56,525)
Thermo Fisher Scientific, Inc.	233	10/15/21	USD	490.00	USD	12,582	(158,440)
Global Payments, Inc.	1,198	11/19/21	USD	175.00	USD	23,171	(796,670)
Parker-Hannifin Corp.	795	11/19/21	USD	250.00	USD	24,806	(170,925)
Williams-Sonoma, Inc.	1,480	11/19/21	USD	140.00	USD	22,452	(1,184,000)

							(13,161,271)

							$(26,267,038)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value

Put
Euro Stoxx 50	Down-and-in	Credit Suisse International	17,192	12/17/21	EUR 3,500.00	EUR 3100	EUR 83,366	$(1,141,716)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Hoya Corp.	JPMorgan Chase Bank N.A.	92,204	08/13/21	JPY	16,625.69	JPY	1,420,403	$(15,967)
Kose Corp.	Morgan Stanley & Co. International PLC	18,604	08/13/21	JPY	19,925.43	JPY	320,919	(79)
Recruit Holdings Ltd.	Goldman Sachs International	59,900	08/13/21	JPY	6,191.74	JPY	337,177	(3,931)
Sony Group Corp.	Goldman Sachs International	31,486	08/13/21	JPY	11,899.94	JPY	358,153	(14,557)
D.R. Horton, Inc.	Citibank N.A.	279,671	08/20/21	USD	97.50	USD	26,689	(509,001)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	25,552	08/20/21	EUR	715.00	EUR	17,219	(59,823)

37

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
NXP Semiconductors NV.	Nomura Securities International Inc	123,400	08/20/21	USD	225.00	USD	25,469	$(145,228)
PayPal Holdings, Inc.	BNP Paribas S.A.	114,290	08/20/21	USD	320.00	USD	31,490	(36,001)
Fanuc Corp.	Goldman Sachs International	11,693	09/10/21	JPY	31,178.63	JPY	285,075	(2,014)
Hoya Corp.	JPMorgan Chase Bank N.A.	92,162	09/10/21	JPY	17,001.10	JPY	1,419,756	(54,068)
Recruit Holdings Ltd.	JPMorgan Chase Bank N.A.	59,873	09/10/21	JPY	6,437.05	JPY	337,025	(14,866)
Shin-Etsu Chemical Co. Ltd.	JPMorgan Chase Bank N.A.	70,270	09/10/21	JPY	20,471.64	JPY	1,247,293	(22,931)
Sony Group Corp.	Goldman Sachs International	31,472	09/10/21	JPY	13,105.73	JPY	357,994	(6,141)
Adidas AG	Barclays Bank PLC	42,362	09/17/21	EUR	360.00	EUR	12,967	(24,097)
Autodesk, Inc.	Nomura International PLC	207,231	09/17/21	USD	325.00	USD	66,548	(2,730,469)
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.75	USD	96,458	(144,494)
Vodafone Group PLC, ADR.	Goldman Sachs International	8,362,074	11/19/21	GBP	1.40	GBP	9,715	(87,175)

								(3,870,842)

Put
D.R. Horton, Inc.	Citibank N.A.	279,671	08/20/21	USD	82.50	USD	26,689	(76,910)
Euro Stoxx 50	Goldman Sachs International	11,140	08/20/21	EUR	3,725.00	EUR	45,555	(51,551)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	25,552	08/20/21	EUR	605.00	EUR	17,219	(38,126)
PayPal Holdings, Inc.	BNP Paribas S.A.	114,290	08/20/21	USD	260.00	USD	31,490	(255,418)
USD Currency	Morgan Stanley & Co. International PLC	—	08/25/21	MXN	19.25	USD	150,289	(131,804)
USD Currency	Bank of America N.A.	—	08/26/21	RUB	70.00	USD	140,022	(57,129)
USD Currency	JPMorgan Chase Bank N.A.	—	08/26/21	ZAR	13.25	USD	110,651	(7,303)
USD Currency	Bank of America N.A.	—	09/09/21	BRL	5.00	USD	50,012	(248,307)
Adidas AG	Barclays Bank PLC	42,362	09/17/21	EUR	295.00	EUR	12,967	(354,778)
Autodesk, Inc.	Nomura International PLC	143,793	09/17/21	USD	250.00	USD	46,176	(117,094)
United Rentals, Inc.	Credit Suisse International	45,200	09/17/21	USD	280.00	USD	14,896	(127,679)
EUR Currency	Morgan Stanley & Co. International PLC	—	09/23/21	USD	1.15	EUR	653,094	(344,311)
Sanofi SA	Credit Suisse International	132,694	10/15/21	EUR	80.00	EUR	11,528	(124,353)
Unilever PLC	Credit Suisse International	419,713	10/15/21	EUR	43.49	EUR	20,394	(233,393)
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.45	USD	19,246	(91,227)
Amazon.com, Inc.	Citibank N.A.	5,078	06/17/22	USD	2,800.00	USD	16,898	(690,100)

								(2,949,483)

								$(6,820,325)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	1.00%	Quarterly	Morgan Stanley & Co. International PLC	08/18/21	NR	USD	65.00	USD	95,775	$(12,561)
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/18/21	NR	USD	104.00	USD	11,315	(5,190)
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	5.00%	Quarterly	Bank of America N.A.	08/18/21	NR	USD	104.00	USD	11,310	(5,187)
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank N.A.	08/18/21	NR	USD	104.00	USD	11,745	(5,387)
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	5.00%	Quarterly	Bank of America N.A.	08/18/21	NR	USD	104.00	USD	11,260	(5,164)
Sold Protection on 5-Year Credit Default Swap, 06/20/26	3-Month LIBOR, 0.12%	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21	NR	USD	104.00	USD	11,250	(22,165)

												$(55,654)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

38

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
10-Year Interest Rate Swap, 08/26/31	0.02%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	Goldman Sachs International	08/24/21	0.02%	EUR	103,788	$(1,199,402)
10-Year Interest Rate Swap, 09/22/31	0.55%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	09/20/21	0.55	USD	54,644	(6,256)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	1,362,004	(1,417,097)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	1,362,004	(2,703,537)

										(5,326,292)

Put
5-Year Interest Rate Swap, 08/08/26	3-Month LIBOR, 0.12%	Quarterly	1.07%	Semi-Annual	Citibank N.A.	08/06/21	1.07	USD	263,554	(704)
10-Year Interest Rate Swap, 08/26/31	3-Month LIBOR, 0.12%	Quarterly	1.72%	Semi-Annual	Goldman Sachs International	08/24/21	1.72	USD	129,735	(21,033)
10-Year Interest Rate Swap, 09/22/31	3-Month LIBOR, 0.12%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	09/20/21	1.40	USD	109,287	(662,255)
10-Year Interest Rate Swap, 10/01/31	3-Month LIBOR, 0.12%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	09/29/21	1.60	USD	191,975	(534,966)
30-Year Interest Rate Swap, 11/18/51	6-Month EURIBOR, (0.52%)	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	99,286	(299,591)
30-Year Interest Rate Swap, 11/26/51	6-Month EURIBOR, (0.52%)	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	97,137	(322,352)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.12%	Quarterly	1.85%	Semi-Annual	Goldman Sachs International	11/26/21	1.85	USD	181,303	(552,334)
30-Year Interest Rate Swap, 12/05/51	3-Month LIBOR, 0.12%	Quarterly	2.32%	Semi-Annual	Goldman Sachs International	12/03/21	2.32	USD	56,289	(315,358)
30-Year Interest Rate Swap, 12/11/51	6-Month EURIBOR, (0.52%)	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	90,274	(330,571)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.12%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	129,147	(877,982)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.12%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	258,294	(1,755,963)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.12%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	215,500	(2,336,944)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.12%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	215,505	(2,336,993)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.12%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	197,160	(2,156,313)

										(12,503,359)

										$(17,829,651)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	885,749	$(17,722,005)	$(13,342,388)	$(4,379,617)
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	USD	97,490	(9,509,986)	2,165,045	(11,675,031)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD	122,953	(3,109,665)	(2,440,834)	(668,831)

						$(30,341,656)	$(13,618,177)	$(16,723,479)

39

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B		EUR 70,879		$10,909,842	$5,501,286	$5,408,556
ITRAXX.XO.35.V1	5.00	Quarterly	06/20/26	B		EUR 52,175		7,819,704	7,591,405	228,299

								$18,729,546	$13,092,691	$5,636,855

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

1.06%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		03/28/22	USD	1,037,451	$(9,820,948)	$2,705	$(9,823,653)
0.88%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		08/17/22	USD	577,868	(6,521,651)	2,378	(6,524,029)
1-Month MXIBOR, 4.51%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	958,091	(976,469)	285	(976,754)
1-Month MXIBOR, 4.51%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	957,790	(922,332)	285	(922,617)
1-Month MXIBOR, 4.51%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	679,790	(1,117,941)	220	(1,118,161)
1-Month MXIBOR, 4.51%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	679,790	(976,251)	221	(976,472)
0.40%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		03/08/24	USD	861,070	(1,580,695)	5,923	(1,586,618)
0.53%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/06/22	(a)	06/06/24	USD	204,209	129,913	1,593	128,320
0.57%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		06/28/24	USD	198,258	(795,786)	2,413	(798,199)
0.51%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/15/24	USD	183,279	(320,427)	2,230	(322,657)
0.55%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/16/24	USD	276,663	(777,229)	3,375	(780,604)
0.55%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/22/24	USD	183,295	(510,278)	2,244	(512,522)
0.55%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/22/24	USD	91,648	(259,262)	1,122	(260,384)
0.49%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/23/24	USD	179,650	(184,362)	1,938	(186,300)
0.49%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/23/24	USD	179,650	(168,229)	1,938	(170,167)
1.60%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		01/24/25	USD	413,546	(15,012,063)	7,613	(15,019,676)
0.35%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		08/27/25	USD	156,818	1,770,683	1,583	1,769,100
6-Month LIBOR, 0.15%	Quarterly	0.37%	Semi-Annual	N/A		10/29/25	USD	453,717	(5,666,222)	4,841	(5,671,063)
6-Month LIBOR, 0.15%	Quarterly	0.46%	Semi-Annual	N/A		11/24/25	USD	125,902	(1,250,268)	1,365	(1,251,633)
6-Month LIBOR, 0.15%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	317,693	(4,495,558)	3,588	(4,499,146)
0.68%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/19/26	USD	158,475	(49,614)	1,800	(51,414)
0.70%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/23/26	USD	43,310	(47,128)	493	(47,621)
6-Month LIBOR, 0.15%	Quarterly	0.83%	Semi-Annual	N/A		03/09/26	USD	528,370	3,861,280	6,071	3,855,209
0.60%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		04/08/26	USD	749,954	4,066,529	8,836	4,057,693
0.62%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		04/08/26	USD	308,804	1,368,047	3,639	1,364,408
6-Month LIBOR, 0.15%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	749,954	5,235,096	8,836	5,226,260
6-Month LIBOR, 0.15%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	308,804	2,462,034	3,638	2,458,396
0.63%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/26/26	USD	731,604	4,384,475	8,858	4,375,617
0.64%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/27/26	USD	1,109,322	6,128,816	13,445	6,115,371
0.85%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/27/26	USD	369,774	(1,806,518)	4,481	(1,810,999)
6-Month LIBOR, 0.15%	Quarterly	0.98%	Semi-Annual	N/A		06/29/26	USD	118,955	1,180,614	1,467	1,179,147
6-Month LIBOR, 0.15%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	108,004	472,336	1,323	471,013
0.69%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		06/24/30	USD	49,810	2,177,264	791	2,176,473
6-Month LIBOR, 0.15%	Quarterly	1.08%	Semi-Annual	N/A		08/19/30	USD	115,494	(834,396)	1,890	(836,286)
6-Month LIBOR, 0.15%	Quarterly	0.64%	Semi-Annual	N/A		08/21/30	USD	54,006	(2,592,657)	886	(2,593,543)
6-Month LIBOR, 0.15%	Quarterly	0.68%	Semi-Annual	N/A		09/16/30	USD	20,212	(925,220)	333	(925,553)
6-Month LIBOR, 0.15%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	30,500	(1,454,055)	505	(1,454,560)
0.71%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		09/25/30	USD	30,500	1,315,089	505	1,314,584
6-Month LIBOR, 0.15%	Quarterly	0.69%	Semi-Annual	N/A		09/30/30	USD	24,400	(1,094,132)	404	(1,094,536)
0.76%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		09/30/30	USD	24,400	934,645	404	934,241
0.81%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		11/25/30	USD	83,001	3,071,407	1,421	3,069,986
1.17%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/04/31	USD	55,705	90,111	966	89,145
1.20%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/05/31	USD	32,825	(16,636)	569	(17,205)
6-Month LIBOR, 0.15%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	243,174	4,248,314	4,327	4,243,987
6-Month LIBOR, 0.15%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	140,053	2,711,492	2,493	2,708,999
1.57%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/27/31	USD	93,889	(2,920,862)	1,692	(2,922,554)
1.54%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/28/31	USD	16,655	(470,098)	300	(470,398)

40

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

2.18%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/17/26	(a)	06/17/31	USD	142,234	$(2,678,891)	$2,213	$(2,681,104)
2.18%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/17/26	(a)	06/17/31	USD	144,380	(2,710,854)	2,246	(2,713,100)
2.16%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/18/26	(a)	06/18/31	USD	144,390	(2,592,570)	2,246	(2,594,816)
1.99%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	07/02/26	(a)	07/02/31	USD	59,148	(576,743)	920	(577,663)
1.99%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	07/02/26	(a)	07/02/31	USD	138,012	(1,371,556)	2,147	(1,373,703)
0.89%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/05/50	USD	37,022	7,044,029	1,170	7,042,859
0.88%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/21/50	USD	24,341	4,705,016	783	4,704,233
6-Month LIBOR, 0.15%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD	12,366	(1,744,963)	400	(1,745,363)
6-Month LIBOR, 0.15%	Quarterly	1.08%	Semi-Annual	N/A		09/28/50	USD	53,050	(7,551,405)	1,715	(7,553,120)
6-Month LIBOR, 0.15%	Quarterly	1.07%	Semi-Annual	N/A		10/21/50	USD	36,511	(5,272,326)	1,208	(5,273,534)
1.27%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		10/24/50	USD	77,818	7,406,614	2,575	7,404,039
6-Month LIBOR, 0.15%	Quarterly	0.97%	Semi-Annual	N/A		10/28/50	USD	29,589	(5,009,822)	960	(5,010,782)
1.17%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		10/28/50	USD	30,946	3,713,658	1,024	3,712,634
0.98%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		10/31/50	USD	89,637	14,952,431	2,968	14,949,463
1.30%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		11/21/50	USD	69,157	6,166,965	2,293	6,164,672
1.22%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		11/28/50	USD	30,946	3,378,274	1,027	3,377,247
1.45%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		12/12/50	USD	23,045	1,222,367	766	1,221,601
6-Month LIBOR, 0.15%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	119,778	(13,776,739)	3,984	(13,780,723)
1.27%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		12/30/50	USD	30,946	3,033,993	1,029	3,032,964
1.45%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		01/09/51	USD	75,484	4,182,325	2,487	4,179,838
1.52%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		01/09/51	USD	25,851	956,324	852	955,472
1.63%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		01/25/51	USD	55,179	656,772	1,821	654,951
1.48%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		01/30/51	USD	97,002	4,621,014	3,202	4,617,812
1.58%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/01/51	USD	56,803	966,347	1,876	964,471
1.66%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/06/51	USD	31,709	(132,384)	1,047	(133,431)
1.68%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/06/51	USD	32,825	(300,085)	1,085	(301,170)
0.89%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/10/51	USD	57,762	10,951,880	1,909	10,949,971
6-Month LIBOR, 0.15%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	86,644	(8,829,397)	2,863	(8,832,260)
1.91%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/22/51	USD	12,870	(857,128)	426	(857,554)
1.97%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/30/51	USD	7,995	(618,504)	270	(618,774)
2.01%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		05/30/51	USD	48,563	(4,204,669)	1,635	(4,206,304)
2.04%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		06/07/51	USD	15,155	(1,399,412)	511	(1,399,923)
6-Month LIBOR, 0.15%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	32,767	1,299,909	1,106	1,298,803

									$(2,328,672)	$180,997	$(2,509,669)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Bombardier Inc	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD 8,698	$(509,001)	$921,545	$(1,430,546)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Bombardier Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/21	CCC	USD 13,050	$270,019	$(233,214)	$503,233
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	NR	USD 3,889	(278,604)	(423,642)	145,038
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	NR	USD 687	(49,216)	(74,983)	25,767

							$(57,801)	$(731,839)	$674,038

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

41

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps — Future

Reference Entity		Fixed Amount Paid (Received) by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

S&P 500 Index Annual Dividend Future December 2021	USD	7,937,925		BNP Paribas S.A.	12/17/21	USD 7,938	$1,806,675	$—	$1,806,675

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date(a)		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

Financial Select Sector SPDR Fund	Quarterly	3-Month LIBOR plus 0.30%, 0.12%	Monthly	JPMorgan Chase Bank N.A.	N/A	09/16/21	USD	10,624	$157,488	$—	$157,488
3-Month LIBOR, 0.12%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Monthly	Goldman Sachs International	N/A	09/20/21	USD	41,398	(370,992)	—	(370,992)
3-Month LIBOR, 0.12%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Monthly	Morgan Stanley & Co. International PLC	N/A	09/20/21	USD	27,599	(235,629)	(11,732)	(223,897)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	3-Month LIBOR minus 2.15%, 0.12%	Monthly	Citibank N.A.	N/A	10/19/21	USD	16,038	(147,028)	—	(147,028)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.12%	Monthly	Citibank N.A.	N/A	10/19/21	USD	16,242	(29,866)	—	(29,866)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.12%	Monthly	Citibank N.A.	N/A	10/19/21	USD	32,484	(59,733)	—	(59,733)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.12%	Monthly	Citibank N.A.	N/A	10/19/21	USD	16,239	(32,258)	—	(32,258)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.12%	Monthly	Citibank N.A.	N/A	10/21/21	USD	15,969	(104,461)	—	(104,461)
3-Month LIBOR plus 0.10%, 0.12%	Quarterly	SHELL: GSCBBL8X (GSCBBL8X) Quarterly		Goldman Sachs International	N/A	02/22/22	USD	5,030	973,088	—	973,088

									$150,609	$(11,732)	$162,341

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

42

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	01/26/22 – 02/24/23	$9,007,234	$3,588,438	(c)	$12,904,611	0.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	11/15/21 – 02/08/23	(58,775,336)	81,047	(e)	(58,352,667)	0.2

					$3,669,485		$(45,448,056)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $ (308,939) of net dividends and financing fees.
(e)	Amount includes $ (341,622) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-248 basis points	5-175 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
	USD - 1W US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates January 26, 2022 and February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	6,397,365	$50,274,934	389.6%

Total Reference Entity — Long		50,274,934

Reference Entity — Short

Common Stocks

Brazil
Banco Btg Pactual Sa Unit	(83,624)	(469,800)	(3.6)

Canada
Power Corp. Of Canada	(22,177)	(707,830)	(5.5)

China
BeiGene Ltd., ADR	(2,034)	(643,944)	(5.0)
Bilibili American Depositary Share	(24,265)	(2,076,599)	(16.1)
China Conch Venture Holdings Ltd.	(453,000)	(1,651,574)	(12.8)
China Molybdenum Co. Ltd., Class H	(477,000)	(349,136)	(2.7)
China Vanke Co. Ltd.	(298,000)	(776,306)	(6.0)
Gsx Techedu, Inc., ADR	(24,068)	(76,777)	(0.6)
Kingsoft Cloud Holdings Ltd.	(13,609)	(394,661)	(3.1)
Longfor Group Holdings Ltd.	(270,000)	(1,255,015)	(9.7)
Microport Scientific Corp.	(220,700)	(1,669,378)	(12.9)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(223,000)	(2,043,723)	(15.9)

Security	Shares	Value	% of Basket Value

China (continued)
Travelsky Technology Ltd., Class H	(130,000)	$(220,841)	(1.7)%
Xinyi Solar Holdings Ltd.	(58,000)	(116,828)	(0.9)

		(11,274,782)

Comoros
China Longyuan Power Group Corp. Ltd.	(639,000)	(1,196,634)	(9.2)
Sunny Optical Tech	(27,100)	(822,797)	(6.4)

		(2,019,431)

Finland
Sampo Oyj	(61,592)	(2,964,336)	(23.0)

France
Air Liquide Sa	(3,527)	(613,375)	(4.8)
Airbus SE	(5,111)	(701,069)	(5.4)

		(1,314,444)

Hong Kong
China Resources Gas Group Ltd.	(90,000)	(554,744)	(4.3)

Japan
Vestas Wind Systems A/s	(51,953)	(1,915,743)	(14.8)

South Korea
Celltrion Healthcare Co. Ltd.	(18,558)	(1,736,766)	(13.5)
Hyundai Motor Co.	(2,598)	(494,438)	(3.8)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(7,231)	(821,583)	(6.4)

		(3,052,787)

Spain
Ferrovial Sa	(11,297)	(335,240)	(2.6)
Grifols SA	(7,698)	(195,774)	(1.5)

		(531,014)

43

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

Sweden
Evolution Ab	(3,107)	$(540,618)	(4.2)%
Investor Ab, B Shares	(25,417)	(629,440)	(4.8)
Skandinaviska Enskilda Banken AB	(117,202)	(1,585,150)	(12.3)

		(2,755,208)

Taiwan
E.Sun Financial Holding Co. Ltd	(293,000)	(277,894)	(2.2)

United Kingdom
Bt Group Plc	(241,927)	(582,738)	(4.5)
HSBC Holdings PLC	(167,656)	(925,494)	(7.2)
Prudential PLC	(23,306)	(437,660)	(3.4)
SSE PLC	(52,848)	(1,059,575)	(8.2)
Tesco PLC	(453,733)	(1,468,916)	(11.4)

		(4,474,383)

United States
Amphenol Corp., Class A	(15,927)	(1,154,548)	(8.9)
Archer Daniels Midland Co	(25,244)	(1,507,572)	(11.7)
Boeing Co.	(9,739)	(2,205,689)	(17.1)
Centene Corp.	(2,771)	(190,118)	(1.5)

		(5,057,927)

Total Reference Entity — Short		(37,370,323)

Net Value of Reference Entity — Citibank N.A.		$12,904,611

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates November 15, 2021 and February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Australia
Afterpay Ltd.	(6,537)	$(464,665)	0.8%
Macquarie Group Ltd.	(15,701)	(1,812,970)	3.1
Sydney Airport	(59,584)	(342,857)	0.6
Transurban Group	(41,392)	(436,594)	0.7

		(3,057,086)

Brazil
Americanas Sa	(39,109)	(368,694)	0.6
Hapvida Participacoes e Investimentos SA	(473,147)	(1,292,734)	2.2
Raia Drogasil SA	(251,472)	(1,218,673)	2.1

		(2,880,101)

Canada
Agnico Eagle Mines Ltd.	(9,040)	(584,818)	1.0
Fairfax Financial Hldgs Ltd.	(1,493)	(628,912)	1.1
Shaw Communications, Inc., Class B	(18,023)	(526,417)	0.9

		(1,740,147)

China
CanSino Biologics, Inc.	(7,800)	(330,890)	0.6
China Southern Airlines Co. Ltd., Class H	(1,358,000)	(714,188)	1.2
Chocoladefabriken Lindt & Spruengli AG	(196)	(2,196,169)	3.8
Country Garden Holdings Ltd.	(1,107,000)	(1,082,226)	1.8
Country Garden Services Holdings Co. Ltd.	(76,000)	(617,112)	1.1

Security	Shares	Value	% of Basket Value

China (continued)
Credit Suisse Group AG.	(554,913)	$(5,570,937)	9.5%
Great Wall Motor Co. Ltd., Class H	(338,500)	(1,635,482)	2.8
Innovent Biologics, Inc.	(73,000)	(747,466)	1.3
iQIYI, Inc., ADR	(228,652)	(2,551,756)	4.4
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(44,000)	(78,946)	0.1
Shenzhou International Group Holdings Ltd.	(22,300)	(494,910)	0.8
Trip Com Group Adr Ltd.	(8,396)	(217,708)	0.4
Xiaomi Corp.	(153,000)	(501,117)	0.9

		(16,738,907)

Comoros
Fuyao Glass Industry Group Co Ltd.	(84,400)	(537,334)	0.9
GDS Holdings Ltd. ADR	(14,289)	(842,479)	1.4
Kunlun Energy Co. Ltd.	(394,000)	(340,632)	0.6
Ping An Healthcare and Technology Co. Ltd.	(85,200)	(797,175)	1.4
Shandong Gold Mining Co. Ltd., Class H	(626,750)	(1,107,600)	1.9
Tencent Music Entertainment Group, ADR	(27,072)	(286,151)	0.5
Zai Lab Ltd. ADR	(1,779)	(257,261)	0.4

		(4,168,632)

Denmark
Hannover Rueck Se	(5,821)	(978,413)	1.7

Hong Kong
Ck Asset Holdings Ltd.	(155,500)	(1,057,975)	1.8
Geely Automobile Holdings Ltd.	(441,000)	(1,479,285)	2.5
Link REIT	(48,238)	(460,979)	0.8
Shimano, Inc.	(5,100)	(1,305,493)	2.3

		(4,303,732)

Japan
Central Japan Railway Co.	(17,500)	(2,545,631)	4.4
Eisai Co Ltd.	(4,500)	(370,137)	0.6
Japan Post Holdings Co Ltd.	(25,600)	(217,304)	0.4
Mitsui Fudosan Co Ltd.	(80,300)	(1,877,997)	3.2
Nippon Paint Holdings Co. Ltd.	(9,200)	(117,431)	0.2
Secom Co. Ltd.	(9,300)	(703,922)	1.2
Sekisui House Ltd.	(7,000)	(138,638)	0.2
Seven & i Holdings Co. Ltd.	(4,800)	(214,178)	0.4
Sumitomo Realty + Development	(21,400)	(697,495)	1.2
Sysmex Corp.	(1,900)	(226,082)	0.4

		(7,108,815)

Macau
Galaxy Entertainment Group	(112,000)	(759,028)	1.3

Mexico
Wal-Mart de Mexico SAB de CV	(200,928)	(662,350)	1.1

South Africa
Capitec Bank Holdings Ltd.	(11,475)	(1,274,086)	2.2

South Korea
Posco Chemical Co Ltd.	(15,971)	(2,143,514)	3.6
Samsung C&T Corp.	(2,344)	(288,747)	0.5
Samsung Life Insurance Co.	(2,471)	(162,137)	0.3

		(2,594,398)

Spain
Aena SME SA	(10,383)	(1,653,459)	2.8

Switzerland
Schindler Holding AG	(4,428)	(1,433,500)	2.5

44

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value

United Kingdom
Aviva PLC	(256,761)	$(1,378,971)	2.4%

United States
Allstate Corp.	(9,180)	(1,193,859)	2.0
Hershey Co.	(5,051)	(903,523)	1.6
Kraft Heinz Co/the	(8,172)	(314,377)	0.5
Mondelez International, Inc., Class A	(8,088)	(511,647)	0.9
Paychex Inc.	(13,294)	(1,513,123)	2.6

Security	Shares	Value	% of Basket Value

United States (continued)
Roper Technologies, Inc.	(5,542)	$(2,723,006)	4.7%
Xcel Energy, Inc.	(6,762)	(461,507)	0.8

		(7,621,042)

		(58,352,667)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(58,352,667)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$610,821,874	$53,533,310	$664,355,184
Common Stocks

Argentina	114,171,555	—	—	114,171,555
Australia	—	32,939,220	44,933,735	77,872,955
Belgium	—	1,095,144	—	1,095,144
Brazil	36,622,392	—	—	36,622,392
Canada	258,283,051	—	—	258,283,051
Cayman Islands	74,099,207	—	—	74,099,207
Chile	703,095	—	—	703,095
China	136,067,918	506,120,847	—	642,188,765
Denmark	—	74,885,722	—	74,885,722
Finland	—	54,414,948	—	54,414,948
France	4,281	882,358,410	—	882,362,691
Germany	131,968,996	879,391,836	—	1,011,360,832
Hong Kong	2,953,231	135,176,256	—	138,129,487
India	—	61,456,264	20,243,382	81,699,646
Indonesia	—	7,059,068	—	7,059,068

45

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Ireland	$94,452,601	$519,020	$—	$94,971,621
Israel	71,898,047	—	—	71,898,047
Italy	—	419,547,207	—	419,547,207
Japan	—	479,262,796	—	479,262,796
Luxembourg	—	17,469,626	—	17,469,626
Mexico	856,578	—	—	856,578
Netherlands	101,421,697	510,183,523	—	611,605,220
New Zealand	—	498,115	—	498,115
Norway	2,740,119	1,061,053	—	3,801,172
Poland	—	13,725,236	—	13,725,236
Portugal	5,682,181	—	—	5,682,181
Saudi Arabia	—	325,076	—	325,076
Singapore	13,996,617	17,057,063	—	31,053,680
South Africa	394,232	3,454,472	—	3,848,704
South Korea	—	204,111,742	—	204,111,742
Spain	—	117,441,499	—	117,441,499
Sweden	31,950,846	314,001,018	—	345,951,864
Switzerland	11,622,083	155,867,825	—	167,489,908
Taiwan	—	287,624,163	—	287,624,163
Thailand	5,458,877	1,572,879	—	7,031,756
United Arab Emirates	—	—	30	30
United Kingdom	192,546,006	642,485,470	23,892,622	858,924,098
United States	11,810,342,970	335,276,078	78,426,680	12,224,045,728
Corporate Bonds	—	1,581,246,400	295,680,243	1,876,926,643
Floating Rate Loan Interests	—	607,722,415	179,643,469	787,365,884
Foreign Agency Obligations	—	1,592,370,145	—	1,592,370,145
Investment Companies	367,882,339	—	—	367,882,339
Non-Agency Mortgage-Backed Securities	—	484,030,174	60,202,396	544,232,570
Other Interests	—	—	25,144,030	25,144,030
Preferred Securities
Capital Trusts	—	53,411,364	—	53,411,364
Preferred Stocks
Brazil	5,801,241	—	10,719,888	16,521,129
Germany	—	79,363,053	22,391,812	101,754,865
United States	64,381,376	98,441,754	356,007,614	518,830,744
India	—	—	14,322,546	14,322,546
United Kingdom	—	—	25,923,062	25,923,062
Trust Preferreds	27,579,057	—	—	27,579,057
U.S. Government Sponsored Agency Securities	—	562,580,105	—	562,580,105
Warrants
Brazil	—	—	64,767	64,767
Cayman Islands	192,321	—	—	192,321
Switzerland	3,391	—	—	3,391
United States	2,092,713	31,242,444	2,523,780	35,858,937
Short-Term Securities
Money Market Funds	391,046,161	—	—	391,046,161
Time Deposits	—	39,359,377	—	39,359,377
U.S. Treasury Obligations	—	75,416,752	—	75,416,752
Options Purchased
Credit Contracts	—	288,138	—	288,138
Equity Contracts	93,424,909	14,101,012	—	107,525,921
Foreign Currency Exchange Contracts	—	4,728,398	—	4,728,398
Interest Rate Contracts	3,693,213	20,979,006	—	24,672,219

46

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Other Contracts	$—	$1,008,194	$—	$1,008,194
Unfunded Floating Rate Loan Interests(a)	—	340	—	340
Liabilities
Investments
Investments Sold Short
Common Stocks	(129,735,811)	—	—	(129,735,811)
Liabilities
Investments
Unfunded Floating Rate Loan Interests(a)	—	(28,501)	(527)	(29,028)

	$13,924,597,490	$12,013,464,020	$1,213,652,839	27,151,714,349

Investments Valued at NAV(b)				145,205,272

				$27,296,919,621

Derivative Financial Instruments(c)
Assets
Commodity Contracts	$369,137	$—	$—	$369,137
Credit Contracts	—	6,140,088	170,805	6,310,893
Equity Contracts	211,209	6,606,736	—	6,817,945
Foreign Currency Exchange Contracts	—	13,936,231	—	13,936,231
Interest Rate Contracts	64,300,859	120,768,979	—	185,069,838
Liabilities
Credit Contracts	—	(18,209,679)	—	(18,209,679)
Equity Contracts	(181,550,794)	(7,310,812)	—	(188,861,606)
Foreign Currency Exchange Contracts	—	(37,003,923)	—	(37,003,923)
Interest Rate Contracts	(40,692,702)	(141,703,188)	—	(182,395,890)

	$(157,362,291)	$(56,775,568)	$170,805	$(213,967,054)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets
Opening balance, as of April 30, 2021	$7,384,374	$122,825,013	$278,587,862	$198,447,991	$52,411,541	$25,501,528	$384,407,728	$—	$1,939,596	$1,071,505,633
Transfers into Level 3	3,889,330	—	19,011,020	29,307,708	—	—	—	—	—	52,208,058
Transfers out of Level 3	(2,712,480)	(236,825)	—	(15,271,864)	—	—	—	—	—	(18,221,169)
Accrued discounts/premiums	—	—	(57,692)	568,391	(44,688)	—	—	—	—	466,011
Net realized gain (loss)	—	—	—	5,420,822	—	—	—	—	—	5,420,822
Net change in unrealized appreciation (depreciation)(a)	249,805	12,961,838	(1,860,947)	(4,961,210)	68,058	(357,498)	11,880,758	(527)	31,566	18,011,843

47

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total

Purchases	$45,388,040	$31,946,423	$—	$56,955,077	$7,767,485	—	43,604,018	—	$617,385	$186,278,428
Sales	(665,759)	—	—	(90,823,446)	—	$—	$(10,527,582)	$—	—	(102,016,787)

Closing balance, as of July 31, 2021	$53,533,310	$167,496,449	$295,680,243	$179,643,469	$60,202,396	$25,144,030	$429,364,922	$(527)	$2,588,547	$1,213,652,839

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021(a)	$250,667	$12,961,838	$(1,860,947)	$(4,061,668)	$68,058	$(357,498)	$27,535,651	$(527)	$31,566	$34,567,140

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivatives financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts Assets	Grand Total

Opening Balance as of April 30, 2021	$—	$—
Transfers in Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	170,805	170,805
Purchases	—	—
Issues	—	—
Sales	—	—

Closing Balance, as of July 31, 2021	$170,805	$170,805

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021(a)	$170,805	$170,805

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at July 31, 2021 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $233,498,784. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$ 138,564,638	Market	Revenue Multiple	12.25x - 25.75x		13.47x
			EBIDTA Multiple	22.72x		—
			Time to Exit	1.1 - 2.5 years		1.4 years
			Volatility	40% - 63%		44%
			Recent Transactions	$ 0.00(c) - $172.23		$65.63
		Income	Discount Rate	13% - 16%		16%

Corporate Bonds	290,087,793	Income	Discount Rate	10% - 34%		15%

48

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Floating Rate Loan Interests	$ 94,574,930	Income	Discount Rate	6% - 11%		9%

Other Interests	25,144,030	Income	Discount Rate	5%		—

Preferred Stocks(d)	429,364,922	Market	Revenue Multiple	2.65x - 46.84x		19.83x
			Time to Exit	0.2 years - 4.0 years		2.3 years
			Volatility	37% - 78%		54%
			Recent Transactions	$5.86 - $4,475.14		$1,641.93
			Liquidity Discount	40%		—

Warrants	2,588,547	Market	Revenue Multiple	9.75x - 12.25x		9.85x
			Time to Exit	0.2 years - 1.8 years		1.6 years
			Volatility	24% - 72%		52%
			Recent Transactions	1.51		—

	$ 980,324,860

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended July 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $36,509,558 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)	Price is less than $0.005
(d)

For the period ended July 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $76,995,033 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FTSE	Financial Times Stock Exchange

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

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